                    NATIONS RESERVES
                    MONEY MARKET FUNDS


                                         SEMIANNUAL REPORT
                                         FOR THE PERIOD ENDED
                                         SEPTEMBER 30, 2000

                                         Nations Cash Reserves

                                         Nations Money Market Reserves

                                         Nations Treasury Reserves

                                         Nations Government Reserves

                                         Nations Municipal Reserves

                                         Nations California Tax Exempt Reserves

[GRAPHIC:  PHOTO COLLAGE WITH KEYBOARD AND WATCH]




                                   [NATIONS FUNDS LOGO]

This Report is submitted for the general information of shareholders of Nations Funds. This material must be preceded or accompanied by a current Nations Funds prospectus.

Nations Funds distributor: Stephens Inc., which is not affiliated with Bank of America N.A., is not a bank, and securities offered by it are not guaranteed by any bank or insured by the FDIC. Stephens Inc., member NYSE, SIPC.

Nations Funds Investment adviser: Banc of America Advisors, Inc.

NOT FDIC INSURED              MAY LOSE VALUE                NO BANK GUARANTEE

NATIONS RESERVES MONEY MARKET FUNDS

DEAR SHAREHOLDER:

We are pleased to present the semiannual financial report for Nations Reserves money market funds (the "Funds"). This report contains important financial information regarding your investment for the period ended September 30, 2000. We hope you will take a moment to review this information.

During the second and third quarters of 2000, the Federal Open Market Committee
(FOMC) met three times to discuss the nation's economic condition. A review of economic indicators at each meeting showed that the economy was continuing to expand rapidly and the labor market remained tight. These factors, along with signs of emerging inflation, led the FOMC to raise rates at the May 16th meeting by 50 basis points to 6.50%. At the June 28th and August 22nd meetings, rates remained unchanged, while policymakers continued their inflation watch.

After the tightening in May, the Funds took advantage of the extremely steep yield curve by extending their weighted average maturity. The Funds also added to floating rate positions as a hedge against future rate increases when the yield curve flattened.

2001 ECONOMIC OVERVIEW

Looking forward to 2001, we believe that the economic expansion will continue while inflation remains in check. Real GDP growth should moderate to a more sustainable 3.4%, compared with the 5.2% estimated for 2000. Meanwhile, we believe lower oil prices should help consumer prices rise a more subdued 2.5% in 2001 versus the 3.3% rise of 2000. In our view, this economic setting will probably cause the FOMC to leave interest rates unchanged for most of next year, with some easing possible late in 2001.

Based on projected market conditions into the new year, our portfolio management team will continue to hedge bets with floaters. With expected moderation in the economy and a flat yield curve, the team expects to make modest extensions in weighted average maturity.

SERVING YOUR SHORT-TERM INVESTMENT NEEDS

At Nations Funds, we are dedicated to providing you with competitive products and services for your short-term investment and cash management needs. Nations Reserves money market funds are managed daily, giving you access to major sectors of the money markets while striving to keep pace with changing economic conditions. Our marketing team is consistently striving to find new ways to make doing business with us easier. Our sales team, intermediaries, and client service centers are at your disposal to assist you with day-to-day investment information.

We appreciate your business and thank you for choosing Nations Reserves money market funds to help you with your short-term investment needs.

Sincerely,

/s/ A. Max Walker

A. Max Walker

President and Chairman of the Board
                                             /s/ Robert H. Gordon

                                             Robert H. Gordon

                                             President, Banc of America Advisors

September 30, 2000

AN INVESTMENT IN MONEY MARKET FUNDS IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN MONEY MARKET FUNDS.

              PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                      (This page intentionally left blank)

TABLE OF CONTENTS

                                     FINANCIAL STATEMENTS
                                     Statements of net assets
                                       Nations Cash Reserves                                         2
                                       Nations Money Market Reserves                                 8
                                       Nations Treasury Reserves                                    11
                                       Nations Government Reserves                                  13
                                       Nations Municipal Reserves                                   15
                                       Nations California Tax-Exempt Reserves                       26
                                     Statements of operations                                       34
                                     Statements of changes in net assets                            36
                                     Statement of cash flows                                        40
                                     Schedules of capital stock activity                            41
                                     Financial highlights                                           48
                                     Notes to financial statements                                  60

                            ------------------------------------------------------------------------------
                                NATIONS FUNDS                          [DALBAR MUTUAL FUND SERVICE]
                                RECOGNIZED FOR                         AWARD 1999]
                                OUTSTANDING
                                CUSTOMER SERVICE                       [DALBAR HONORS COMMITMENT TO:
                                                                       FINANCIAL INTERMEDIARIES
                                IN RECOGNITION OF ITS COMMITMENT TO    1999]
                                PROVIDE SHAREHOLDERS WITH THE
                                HIGHEST LEVEL OF CUSTOMER SERVICE      DALBAR, Inc., is a well-respected
                                IN THE MUTUAL FUND INDUSTRY,           research firm that measures
                                NATIONS FUNDS RECEIVED THE DALBAR      customer service levels and
                                MUTUAL FUND SERVICE AWARD IN 1999.     establishes benchmarks in the
                                                                       financial services industry.
                            ------------------------------------------------------------------------------

              PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

NATIONS RESERVES MONEY MARKET FUNDS

Nations Cash Reserves

  STATEMENT OF NET ASSETS                         SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
  AMOUNT                                            VALUE
  (000)                                             (000)
------------------------------------------------------------
             BANK OBLIGATIONS -- 32.1%
             BANK NOTES -- 12.9%
             American Express Centurion Bank
$  150,000   6.670%(+) 10/02/00(++)............  $   149,989
   100,000   6.680%(+) 10/02/00(++)............      100,000
   100,000   6.590%(+) 10/09/00(++)............      100,000
   100,000   6.590%(+) 10/11/00(++)............       99,994
             Bank One, N.A.
   275,000   6.650%(+) 10/02/00(++)............      274,911
   100,000   6.190% 10/16/00...................       99,998
   100,000   6.700%(+) 10/20/00................       99,995
   100,000   7.170% 05/08/01...................      100,000
   200,000   7.230% 06/11/01...................      199,974
             Comerica Bank, N.A.
   200,000   6.650%(+) 10/02/00(++)............      199,916
   100,000   6.660%(+) 10/02/00(++)............       99,985
             First Union National Bank
   100,000   6.680%(+) 10/02/00(++)............      100,000
   150,000   6.690%(+) 10/02/00(++)............      150,000
   150,000   6.770%(+) 10/02/00(++)............      149,995
   125,000   6.890%(+) 10/02/00(++)............      125,000
   200,000   6.750%(+) 11/08/00(++)............      200,000
   200,000   6.740%(+) 11/30/00(++)............      200,000
   200,000   6.750% 02/08/01...................      200,000
   100,000   6.800% 02/20/01...................      100,000
             Key Bank, N.A.
   200,000   6.630%(+) 10/02/00(++)............      199,943
   200,000   6.650%(+) 10/02/00(++)............      199,932
   200,000   6.675%(+) 10/27/00(++)............      199,952
   200,000   6.630%(+) 11/29/00(++)............      199,953
   175,000   National City Bank Cleveland
             6.730% 02/09/01...................      174,970
   350,000   National City Bank Indiana
             6.600%(+) 12/21/00(++)............      349,830
             SouthTrust Bank, N.A.
   300,000   6.640%(+) 10/02/00(++)............      299,934
   100,000   6.650%(+) 10/02/00(++)............       99,946
   300,000   6.703%(+) 10/30/00................      299,986
   425,000   6.700%(+) 11/08/00................      424,973
             US Bank, N.A.
   200,000   6.630%(+) 10/02/00(++)............      199,925
   100,000   6.680%(+) 10/02/00(++)............      100,000
                                                 -----------
                                                   5,499,101
                                                 -----------
             CERTIFICATES OF DEPOSIT -- DOMESTIC -- 2.0%
   200,000   Allfirst Bank
             6.620%(+) 10/09/00(++)............      200,000
   145,000   Comerica Bank, N.A.
             6.630%(+) 12/27/00(++)............      144,958
             Fleet Bank, N.A.
    30,000   6.741%(+) 10/16/00(++)............       30,027
   310,000   6.714%(+) 10/26/00................      309,992
   200,000   First Union National Bank
             6.750% 03/16/01...................      200,000
                                                 -----------
                                                     884,977
                                                 -----------
             CERTIFICATES OF DEPOSIT -- EURO -- 0.4%
   150,000   Westdeutsche Landesbanken,
               Girozentrale, (London) 6.740%
               02/28/01........................      150,000
                                                 -----------

PRINCIPAL
  AMOUNT                                            VALUE
  (000)                                             (000)
------------------------------------------------------------
             CERTIFICATES OF DEPOSIT -- YANKEE -- 10.7%
$  163,000   Bank Austria AG
             6.576%(+) 10/16/00(++)............  $   162,943
   200,000   Bank of Novia Scotia, (New York)
             6.780% 04/25/01...................      199,968
   150,000   Barclays Bank plc, (New York)
             6.680% 02/12/01...................      149,974
             Bayerische Hypotheken und
               Vereinsbank AG, (New York)
   250,000   6.580%(+) 10/02/00(++)............      249,858
   200,000   6.615%(+) 10/02/00(++)............      199,918
    34,000   6.540%(+) 10/30/00(++)............       33,993
             Canadian Imperial Bank of
               Commerce, (New York)
   100,000   6.605%(+) 10/02/00(++)............       99,952
   100,000   6.618%(+) 10/02/00(++)............       99,960
             Commerzbank AG, (New York)
   250,000   6.571%(+) 10/26/00(++)............      249,958
   150,000   6.580%(+) 10/30/00(++)............      149,955
   125,000   6.700% 02/20/01...................      124,977
   150,000   6.750% 02/22/01...................      149,972
    75,000   6.790% 03/28/01...................       74,986
   300,000   6.780% 04/25/01...................      299,953
    75,000   6.875% 08/10/01...................       74,985
             Credit Agricole, (New York)
   200,000   6.820% 04/27/01...................      199,978
   195,000   6.890% 08/31/01...................      194,979
   125,000   Credit Locale de France/Credit
               Communal de Belgique, (New York)
             5.960% 10/02/00...................      124,999
             Deutsche Bank AG, (New York)
    50,000   6.610%(+) 10/02/00(++)............       49,978
   100,000   6.150% 10/10/00...................       99,999
   275,000   6.700% 02/28/01...................      274,947
   250,000   6.700% 03/14/01...................      249,947
   200,000   Landesbank Hessen-Thuringen
               Girozentrale, (New York)
             6.885% 04/30/01...................      199,984
   175,000   National Bank of Canada, (New
               York)
             6.750% 02/09/01...................      174,976
             Rabobank Nederland, (New York)
   100,000   6.490% 01/29/01...................       99,984
   125,000   6.600% 02/01/01...................      124,980
   100,000   6.750% 02/22/01...................       99,989
   250,000   Royal Bank of Canada
             6.615%(+) 10/02/00(++)............      249,896
   100,000   United Bank of Switzerland,
               (New York)
             6.820% 04/27/01...................       99,989
                                                 -----------
                                                   4,565,977
                                                 -----------
             TIME DEPOSITS -- EURO -- 6.1%
   900,000   Bayerische Hypotheken und
               Vereinsbank AG, (New York)
             6.750% 10/02/00...................      900,000
   500,000   Credit Agricole
             6.625% 10/02/00...................      500,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

Nations Cash Reserves

  STATEMENT OF NET ASSETS  (CONTINUED)            SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
  AMOUNT                                            VALUE
  (000)                                             (000)
------------------------------------------------------------
             TIME DEPOSITS -- EURO -- (CONTINUED)
             Societe Generale
$  180,000   6.500% 10/02/00...................  $   180,000
 1,000,000   6.750% 10/02/00...................    1,000,000
                                                 -----------
                                                   2,580,000
                                                 -----------
             TOTAL BANK OBLIGATIONS
             (Cost $13,680,055)................   13,680,055
                                                 -----------
             CORPORATE OBLIGATIONS -- 58.5%

             COMMERCIAL PAPER -- 32.4%
             Amstel Funding Corporation
   125,376   6.510% 10/26/00#..................      124,809
    75,000   Discount note 12/14/00............       73,998
             ANC Rental Funding Corporation
    95,990   Discount note 10/06/00#...........       95,903
    84,700   Discount note 10/30/00............       84,255
             Aon Corporation
    50,000   Discount note 10/26/00............       49,773
    50,000   Discount note 10/27/00............       49,764
    65,000   Discount note 10/30/00............       64,658
   600,000   Associates Corporation of North
               America
             Discount note 10/02/00............      599,887
             AT&T Corporation
   200,000   Discount note 03/14/01............      194,088
   225,000   Discount note 03/15/01............      218,311
   125,000   7.270% 06/14/01#..................      125,000
             Atlantis One Funding Corporation
   182,074   6.525% 02/13/01#..................      177,619
   259,460   6.530% 02/14/01#..................      253,059
   437,069   Discount note 02/15/01#...........      426,153
             Barton Capital Corporation
   100,000   6.510% 10/12/00#..................       99,801
   102,444   Discount note 10/13/00#...........      102,222
             BASF AG
   150,000   Discount note 10/19/00............      149,501
   250,000   Discount note 10/27/00............      248,799
    50,000   Discount note 02/15/01#...........       48,761
    50,000   Discount note 03/07/01............       48,589
             BAUS Funding LLC
    75,000   Discount note 02/05/01............       73,259
   100,000   Discount note 02/06/01............       97,682
   200,000   Bavaria TRR Corporation
             Discount note 10/11/00............      199,638
    73,000   Beta Finance, Inc.
             Discount note 03/08/01#...........       70,914
   110,000   Countrywide Home Loans Inc.
             Discount note 10/02/00............      109,979
             Eaton Corporation
    50,000   Discount note 11/15/00#...........       49,592
   100,000   Discount note 02/14/01............       97,495
   300,000   Edison Securitization LLC
             Discount note 10/19/00#...........      299,024
             Falcon Asset Securitization
               Corporation
   118,909   Discount note 10/20/00#...........      118,500
   119,892   Discount note 10/25/00#...........      119,371
   100,000   Discount note 10/31/00............       99,456
   100,000   Discount note 11/15/00............       99,185

PRINCIPAL
  AMOUNT                                            VALUE
  (000)                                             (000)
------------------------------------------------------------
             COMMERCIAL PAPER -- (CONTINUED)
             Galaxy Funding Corporation
$   60,000   Discount note 10/12/00#...........  $    59,880
   200,000   6.530% 10/31/00#..................      198,912
    75,000   6.510% 12/11/00#..................       74,037
   100,000   Discount note 12/15/00#...........       98,644
    84,385   Discount note 12/21/00#...........       83,151
             GE Capital International Funding,
               Inc.
    75,000   6.520% 02/05/01#..................       73,275
   100,000   Discount note 02/12/01#...........       97,581
   150,000   Discount note 02/20/01#...........      146,154
   150,000   General Electric Capital
               Corporation
             6.530% 02/08/01...................      146,463
             General Electric Capital Services,
               Inc.
   150,000   Discount note 02/14/01............      146,305
    64,000   Discount note 02/28/01............       62,253
   270,000   General Motors Corporation
             6.720% 10/02/00...................      269,950
             Greyhawk Funding LLC
   300,000   Discount note 10/02/00............      299,944
   130,000   Discount note 11/15/00#...........      128,944
   100,000   Discount note 12/15/00#...........       98,648
   410,000   Johnson Controls, Inc.
             Discount note 10/02/00............      409,922
             Jupiter Securitization Corporation
   225,000   Discount note 10/13/00............      224,511
   190,585   Discount note 10/20/00............      189,929
   233,090   Discount note 10/26/00............      232,031
   103,000   Discount note 10/31/00............      102,438
   235,000   Lehman Brothers Holdings Inc.
             Discount note 12/06/00............      232,083
             Lone Star Funding LLC
    93,485   Discount note 10/05/00#...........       93,417
   100,000   6.530% 10/11/00#..................       99,819
   178,992   Discount note 10/18/00#...........      178,439
             Mitsubishi International
               Corporation
    20,000   Discount note 10/12/00............       19,960
    50,000   Discount note 10/13/00............       49,891
    70,000   Discount note 11/10/00............       69,491
             MOAT Funding LLC
   150,000   6.550% 02/14/01#..................      146,288
    50,000   Discount note 02/22/01............       48,700
   200,000   6.500% 02/26/01#..................      194,656
   175,000   Discount note 03/22/01#...........      169,590
   200,000   Discount note 05/15/01............      191,826
             Moriarty Ltd.
   100,000   Discount note 10/10/00............       99,835
   100,000   Discount note 11/27/00#...........       98,927
   200,000   Discount note 02/07/01............      195,277
   150,000   Discount note 02/09/01............      146,425
    50,000   Discount note 02/28/01............       48,640
    94,000   Discount note 03/12/01#...........       91,251
    74,500   Discount note 03/26/01#...........       72,140
             Ness LLC
    90,000   Discount note 02/21/01#...........       87,673
   100,000   Discount note 03/13/01#...........       97,052
    98,340   Discount note 03/15/01#...........       95,410
   100,000   Discount note 03/22/01#...........       96,894
   118,484   North Coast Funding LLC
             Discount note 10/30/00#...........      117,858

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

Nations Cash Reserves

  STATEMENT OF NET ASSETS  (CONTINUED)            SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
  AMOUNT                                            VALUE
  (000)                                             (000)
------------------------------------------------------------
             COMMERCIAL PAPER -- (CONTINUED)
             Park Avenue Receivables
$  250,000   6.510% 10/13/00#..................  $   249,458
   190,820   Discount note 10/23/00#...........      190,060
   100,533   Discount note 10/25/00............      100,095
   100,523   Discount note 10/26/00#...........      100,068
             Salomon Smith Barney Holdings Inc.
   180,000   Discount note 10/12/00............      179,643
   200,000   Discount note 10/31/00............      198,917
             Surrey Funding Corporation
   100,000   6.520% 10/25/00#..................       99,565
   150,000   6.510% 10/26/00#..................      149,322
             Trident Capital Finance, Inc.
   200,000   Discount note 10/11/00#...........      199,638
   250,000   Discount note 10/26/00............      248,868
   100,129   Tulip Funding Corporation
               Discount note 02/05/01#.........       97,821
   100,000   Unilever Capital Corporation
               Discount note 10/31/00..........       99,458
   109,833   Variable Funding Capital
               Corporation
             Discount note 10/02/00#...........      109,812
             Venture Business Trust
   100,000   Discount note 10/19/00............       99,673
   100,000   Discount note 12/11/00#...........       98,718
             Victory Receivables Corporation
    70,446   Discount note 10/10/00#...........       70,331
   104,066   Discount note 10/20/00#...........      103,707
   121,046   6.520% 12/14/00#..................      119,424
    50,000   WCP Funding Inc.
             Discount note 12/19/00............       49,287
   200,000   Wells Fargo and Company
             Discount note 12/28/00............      196,817
   100,000   Windmill Funding Corporation
             Discount note 10/25/00#...........       99,566
             World Omni Vehicle Leasing, Inc.
   334,325   Discount note 12/11/00#...........      330,031
    50,000   Discount note 12/12/00............       49,348
                                                 -----------
                                                  13,793,186
                                                 -----------
             CORPORATE BONDS AND NOTES -- 26.1%
             American Honda Finance Corporation
   100,000   6.610%(+) 10/06/00(++)##..........       99,995
    50,000   6.610%(+) 10/09/00(++)##..........       49,997
    50,000   6.610%(+) 10/09/00(++(##..........       49,997
   100,000   6.610%(+) 10/09/00(++)##..........       99,995
   100,000   6.620%(+) 10/09/00(++)##..........      100,000
   100,000   6.730%(+) 10/12/00(++)............      100,000
   125,000   6.730%(+) 10/12/00(++)##..........      125,000
   100,000   6.624% 10/20/00(++)...............      100,000
   200,000   6.632%(+) 10/24/00(++)............      200,000
             AT&T Corporation
   200,000   6.751%(+) 10/13/00(++)##..........      200,000
   650,000   6.653%(+) 10/19/00(++)............      650,001

PRINCIPAL
  AMOUNT                                            VALUE
  (000)                                             (000)
------------------------------------------------------------
             CORPORATE BONDS AND NOTES -- (CONTINUED)
             Bear, Stearns and Company, Inc.
$  200,000   6.730%(+) 10/02/00(++)............  $   200,000
   250,000   6.750%(+) 10/02/00(++)............      250,000
   250,000   6.810%(+) 10/02/00(++)............      250,000
   150,000   6.670%(+) 10/30/00(++)............      150,000
   125,000   6.730%(+) 11/08/00................      125,000
   100,000   6.560% 01/11/01...................      100,000
    50,000   7.150% 05/03/01##.................       50,000
             Beta Finance, Inc.
    75,000   6.748%(+) 10/03/00(++)##..........       75,000
   100,000   6.783%(+) 10/03/00(++)##..........      100,000
    75,000   6.850% 04/24/01##.................       75,000
   100,000   7.200% 05/08/01##.................      100,000
    85,000   7.210% 06/11/01##.................       85,000
   393,300   British Telecommunications plc
             6.600%(+) 10/27/00(++)............      393,253
    50,000   Caterpillar, Inc.
             6.700%(+) 12/01/00(++)............       50,000
             CC (USA) Inc.
    50,000   6.743%(+) 10/04/00(++)##..........       50,000
   100,000   6.850% 04/17/01##.................      100,000
    85,000   7.210% 06/11/01##.................       85,000
             CIT Group Inc.
    60,000   6.600%(+) 10/02/00(++)............       59,973
   175,000   6.650%(+) 10/02/00(++)............      174,945
   265,000   6.604%(+) 12/06/00(++)............      264,911
    25,000   Constellation Energy Group
             6.739%(+) 12/21/00(++)............       25,000
   150,000   Credit Suisse First Boston, Inc.
             6.614%(+) 10/20/00(++)............      149,987
   175,000   Ford Motor Credit Company
             6.580%(+) 12/11/00................      174,980
             General Motors Acceptance
               Corporation
    10,000   6.964%(+) 10/16/00(++)............       10,017
   450,000   6.570%(+) 12/14/00................      449,920
             Goldman Sachs Group, Inc.
   250,000   6.740% 10/10/00(--)...............      250,000
   400,000   6.990% 12/11/00(--)...............      400,000
   200,000   6.840% 02/15/01(--)...............      200,000
   150,000   6.800% 02/27/01(--)...............      150,000
   150,000   6.830% 06/04/01(--)...............      150,000
   150,000   Household Finance Corporation
             6.690(%)+ 10/16/00(++)............      150,000
             KeyCorp
    40,000   6.940%(+) 10/23/00................       40,000
   150,000   6.684%(+) 10/26/00(++)............      149,952
   100,000   6.840%(+) 10/27/00##..............       99,997
   100,000   6.660%(+) 11/15/00(++)............       99,988
             Lehman Brothers Holdings Inc.
   250,000   6.870%(+) 10/02/00(++)............      250,000
   200,000   6.890%(+) 10/18/00(++)............      200,000
    50,000   6.375% 10/23/00...................       50,000
             Links Finance LLC
    25,000   6.290% 10/18/00##.................       25,000
    25,000   6.290% 10/19/00##.................       25,000
    25,000   6.810%(+) 10/20/00##..............       25,000
    25,000   6.708%(+) 11/16/00................       25,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

Nations Cash Reserves

  STATEMENT OF NET ASSETS  (CONTINUED)            SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
  AMOUNT                                            VALUE
  (000)                                             (000)
------------------------------------------------------------
             CORPORATE BONDS AND NOTES -- (CONTINUED)
             Merrill Lynch and Company
$  100,000   6.750%(+) 10/02/00(++)................  $    99,989
   200,000   6.750%(+) 11/07/00(++)................      199,977
   300,000   Morgan Stanley Dean Witter and
               Company
             6.646%(+) 11/15/00(++)................      300,000
   250,000   Northern Rock plc
             6.870% 04/20/01##.....................      250,000
   135,000   SBC Communications Inc.
             6.661%(+) 11/01/00(++)##..............      135,000
             Sigma Finance, Inc.
   200,000   6.700%(+) 10/02/00(++)##..............      200,000
   150,000   6.743%(+) 10/04/00(++)................      150,000
    75,000   6.743%(+) 10/04/00(++)##..............       75,000
   100,000   6.610%(+) 10/12/00(++)##..............      100,000
   200,000   6.641%(+) 10/16/00(++)##..............      200,000
   150,000   6.870% 03/30/01##.....................      149,989
   200,000   7.470% 06/05/01.......................      200,000
   250,000   SMM Trust Series 1999-B
             6.660%(+) 12/13/00##..................      250,000
   100,000   SMM Trust Series 2000-A
             6.640%(+) 10/16/00(++)................      100,000
    75,000   SMM Trust Series 2000-E
             6.641%(+) 10/16/00(++)##..............       75,000
   500,000   Unilever Capital Corporation
             6.683%(+) 10/09/00(++)##..............      500,000
   531,000   Verizon Communications
             6.680%(+) 12/11/00....................      530,928
                                                     -----------
                                                      11,128,791
                                                     -----------
             TOTAL CORPORATE OBLIGATIONS
               (Cost $24,921,977)..............       24,921,977
                                                     -----------
             FUNDING AGREEMENTS -- 2.0%
             Allstate Life Insurance Company
    25,000   6.714%(+) 10/01/00(++)(--)............       25,000
    25,000   6.714%(+) 10/01/00(++)(--)............       25,000
             First Allmerica Financial Life
               Insurance Company
    50,000   6.960%(+) 10/02/00(++)(--)............       50,000
    50,000   6.770%(+) 11/15/00(++)(--)............       50,000
    50,000   6.780%(+) 12/22/00(++)(--)............       50,000
             GE Life and Annuity Assurance
               Company
    50,000   6.599%(+) 10/01/00(++)(--)............       50,000
    25,000   6.599%(+) 10/01/00(++)(--)............       25,000
             Jackson National Life Insurance
               Company
    50,000   6.750%(+) 10/02/00(++)(--)............       50,000
    50,000   6.880%(+) 10/02/00(++)(--)............       50,000
   150,000   New York Life Insurance Company
             6.899%(+) 11/15/00(--)................      150,000
    60,000   Security Life of Denver Insurance
               Company
             6.879%(+) 10/26/00(++)(--)............       60,000

PRINCIPAL
  AMOUNT                                            VALUE
  (000)                                             (000)
------------------------------------------------------------
             FUNDING AGREEMENTS -- (CONTINUED)
             Transamerica Occidental Life
               Insurance Company
$  117,000   6.870%(+) 10/02/00(++)(--)............  $   117,000
   125,000   6.880%(+) 10/02/00(++)(--)............      125,000
    20,000   6.840%(+) 11/01/00(++)(--)............       20,000
                                                     -----------
             TOTAL FUNDING AGREEMENTS
               (Cost $847,000).................          847,000
                                                     -----------
             MUNICIPAL BONDS AND NOTES -- 0.4%
    28,800   Illinois Student Assistance
               Commission Revenue, Series
               1990B, (GTD STD LNS, First
               National Bank of Chicago LOC),
               6.600%(+) 10/03/00(++)..............       28,800
    16,000   Missouri State Economic
               Development Export Revenue,
               (Biocraft Labs, Inc. Project)
               Series 1989, (PNC Bank LOC),
             6.700%(+) 10/03/00(++)................       16,000
   140,000   Virginia State Housing Development
               Authority Commonwealth Revenue,
               Series 1996E,
               6.650%(+) 10/03/00(++)............        140,000
                                                     -----------
             TOTAL MUNICIPAL BONDS AND NOTES
               (Cost $184,800)...................        184,800
                                                     -----------
             REPURCHASE AGREEMENTS -- 6.8%
    19,106   Agreement with the Bank of New
               York, 6.500% dated 09/29/00 to
               be repurchased at $19,116 on
               10/02/00 collateralized by:
               $19,488 U.S. Treasury Note,
               6.750% due 05/15/05...............         19,106
   150,000   Agreement with Barclays Capital
               Inc., 6.750% dated 09/29/00 to
               be repurchased at $150,084 on
               10/02/00 collateralized by:
               $101,437 FNMA, 5.470% due
               02/19/02; $26,640 FHLB, 7.250%
               due 05/15/02; $24,924 FMAC,
               discount note due 08/16/01........        150,000
   710,000   Agreement with Goldman Sachs and
               Company, 6.730% dated 09/29/00
               to be repurchased at $710,398 on
               10/02/00 collateralized by:
               $906,048 Various Commercial
               Paper, discount note - 6.550%
               due 10/02/00 - 12/18/00...........        710,000
   175,000   Agreement with Goldman Sachs and
               Company, 6.780% dated 09/29/00
               to be repurchased at $175,099 on
               10/02/00 collateralized by:
               $906,048 Various Commercial
               Paper, discount note - 6.550%
               due 10/02/00 - 12/18/00...........        175,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

Nations Cash Reserves

  STATEMENT OF NET ASSETS  (CONTINUED)            SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
  AMOUNT                                            VALUE
  (000)                                             (000)
------------------------------------------------------------
             REPURCHASE AGREEMENTS -- (CONTINUED)
$1,300,000   Agreement with J.P. Morgan
               Securities Inc., 6.780% dated
               09/29/00 to be repurchased at
               $1,300,735 on 10/02/00
               collateralized by: $918,000 Euro
               Certificates of Deposit,
               6.590% - 6.720% due 11/30/00 -
               03/19/01........................  $ 1,300,000
   160,000   Agreement with Lehman Brothers
               Inc., 6.800% dated 09/29/00 to
               be repurchased at $160,091 on
               10/02/00 collateralized by:
               $163,202 Various Commercial
               Paper, discount note due
               10/02/00 - 02/28/01.............      160,000
    51,000   Agreement with Salomon Smith
               Barney Inc., 6.650% dated
               09/29/00 to be repurchased at
               $51,028 on 10/02/00
               collateralized by: $307,020
               GNMA, discount note - 8.500% due
               03/15/23 - 02/15/30.............       51,000
   100,000   Agreement with Salomon Smith
               Barney Inc., 6.650% dated
               09/29/00 to be repurchased at
               $100,055 on 10/02/00
               collateralized by: $16,583 U.S.
               Treasury Notes, 3.375% - 8.500%
               due 11/15/00 - 08/15/10; $16,292
               U.S. Treasury Bonds, 3.875% -
               14.000% due 12/15/01 - 05/15/30;
               $19,837 U.S. Treasury Strips,
               Interest Only,
               02/15/01 - 11/15/28; $4,851 U.S.
               Treasury Strips, Principal Only,
               02/15/01 - 02/15/29; $2,279 U.S.
               Treasury Bills, discount note
               due 10/12/00 - 05/31/01; $26,985
               FNMA, discount note due
               06/01/30; $13,512 FMAC, discount
               note due 06/01/03...............      100,000
   250,000   Agreement with Salomon Smith
               Barney Inc., 6.650% dated
               09/29/00 to be repurchased at
               $250,139 on 10/02/00
               collateralized by: $307,020
               GNMA, discount note - 8.500% due
               03/15/23 - 02/15/30.............      250,000
                                                 -----------
             TOTAL REPURCHASE AGREEMENTS
               (Cost $2,915,106)...............    2,915,106
                                                 -----------

                                                    VALUE
                                                    (000)
------------------------------------------------------------
             TOTAL INVESTMENTS
               (Cost $42,548,938*)......  99.8%  $42,548,938
                                                 -----------
             OTHER ASSETS AND
               LIABILITIES (NET)........   0.2%
             Cash..............................  $         6
             Receivable for investment
               securities sold.................    8,636,545
             Receivable for Fund shares sold...    1,989,580
             Interest receivable...............      332,467
             Payable for Fund shares
               redeemed........................   (3,040,305)
             Investment advisory fee payable...       (7,425)
             Administration fee payable........       (1,910)
             Shareholder servicing and
               distribution fees payable.......      (11,918)
             Distributions payable.............     (218,810)
             Payable for investment securities
               purchased.......................   (7,594,896)
             Accrued Trustees' fees and
               expenses........................         (130)
             Accrued expenses and other
               liabilities.....................       (1,284)
                                                 -----------
             TOTAL OTHER ASSETS AND LIABILITIES
               (NET)...........................       81,920
                                                 -----------
             NET ASSETS................. 100.0%  $42,630,858
                                                 ===========
             NET ASSETS CONSIST OF:
             Undistributed net investment
               income..........................  $        27
             Accumulated net realized loss on
               investments sold................       (2,614)
             Paid-in capital...................   42,633,445
                                                 -----------
             NET ASSETS........................  $42,630,858
                                                 ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.
6

NATIONS RESERVES MONEY MARKET FUNDS

Nations Cash Reserves

  STATEMENT OF NET ASSETS  (CONTINUED)            SEPTEMBER 30, 2000 (UNAUDITED)


                                                    VALUE
------------------------------------------------------------
             NET ASSET VALUE, OFFERING AND
               REDEMPTION PRICE PER SHARE

             CAPITAL CLASS SHARES:
             ($11,338,200,226 / 11,339,196,274
               shares outstanding).............        $1.00
                                                       =====
             TRUST CLASS SHARES:
             ($1,785,118,250 / 1,785,118,847
               shares outstanding).............        $1.00
                                                       =====
             LIQUIDITY CLASS SHARES:
             ($1,682,612,734 / 1,682,611,378
               shares outstanding).............        $1.00
                                                       =====
             ADVISER CLASS SHARES:
             ($4,443,321,286 / 4,444,051,316
               shares outstanding).............        $1.00
                                                       =====
             INVESTOR CLASS SHARES:
             ($8,165,879,325 / 8,166,691,783
               shares outstanding).............        $1.00
                                                       =====
             MARKET CLASS SHARES:
             ($2,982,910,911 / 2,982,910,302
               shares outstanding).............        $1.00
                                                       =====
             DAILY CLASS SHARES:
             ($11,596,434,942 / 11,596,946,260
               shares outstanding).............        $1.00
                                                       =====
             SERVICE CLASS SHARES:
             ($626,382,307 / 626,420,287 shares
               outstanding)....................        $1.00
                                                       =====
             INVESTOR B SHARES:
             ($9,472,876 / 9,472,879 shares
               outstanding)....................        $1.00
                                                       =====
             INVESTOR C SHARES:
             ($524,892 / 524,892 shares
               outstanding)....................        $1.00
                                                       =====

---------------

 *   Aggregate cost for federal tax purposes.

(+) Floating rate security. The interest rate shown reflects the rate in effect at September 30, 2000.

(++) Reset date. Interest rates reset either daily, weekly, monthly or quarterly.

(--) Restricted Security (Note 5).

 # Security not registered under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

## Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional buyers.


                       SEE NOTES TO FINANCIAL STATEMENTS.
                                                                               7

NATIONS RESERVES MONEY MARKET FUNDS

Nations Money Market Reserves

  STATEMENT OF NET ASSETS                         SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            BANK OBLIGATIONS -- 27.9%
            BANK NOTES -- 8.2%
$ 50,000    American Express Centurion Bank
            6.670%(+) 10/02/00(++)..............  $   49,996
            Bank One, N.A.
  40,000    6.709%(+) 12/21/00(++)..............      40,004
  50,000    7.170% 05/08/01.....................      50,000
 100,000    Comerica Bank, N.A.
            6.650%(+) 10/02/00(++)..............      99,958
            First Union National Bank
  50,000    6.770%(+) 10/02/00(++)..............      49,998
  50,000    6.670%(+) 12/19/00(++)..............      50,000
  50,000    6.680%(+) 12/20/00(++)..............      50,000
  30,000    First USA Bank
            6.690%(+) 11/10/00(++)..............      29,996
  50,000    National City Bank Indiana
            6.600%(+) 12/21/00(++)..............      49,976
  50,000    SouthTrust Bank, N.A.
            6.700%(+) 11/08/00..................      49,997
  40,000    US Bank, N.A.
            6.635%(+) 10/02/00(++)..............      39,990
                                                  ----------
                                                     559,915
                                                  ----------
            CERTIFICATES OF DEPOSIT -- EURO -- 0.7%
  50,000    Westdeutsche Landesbank,
              Girozentrale, (London)
              6.750% 02/28/01...................      50,001
                                                  ----------
            CERTIFICATES OF DEPOSIT -- YANKEE -- 13.9%
  50,000    Bank Austria
            6.650%(+) 10/02/00(++)..............      49,995
 200,000    Bayerische Hypotheken und
              Vereinsbank AG, (New York)
            6.580%(+) 10/02/00(++)..............     199,887
            Bayerische Landesbank Girozentrale,
              (New York)
  50,000    6.541%(+) 10/02/00(++)..............      49,989
  50,000    6.540%(+) 12/15/00..................      49,987
            Commerzbank AG, (New York)
  22,000    6.820% 04/27/01.....................      21,996
  25,000    6.875% 08/10/01.....................      24,995
  75,000    Credit Agricole, (New York)
            6.890% 08/31/01.....................      74,993
 100,000    Deutsche Bank AG, (New York)
            6.610%(+) 10/02/00(++)..............      99,956
  50,000    Landesbank Hessen-Thuringen
              Girozentrale, (New York)
            6.885% 04/30/01.....................      49,996
  75,000    National Bank of Canada, (New York)
            6.675%(+) 11/22/00..................      74,996
  50,000    National Westminster Bank plc,
              (New York)
            6.470% 01/18/01.....................      49,993
            Rabobank Nederland, (New York)
  50,000    6.460% 01/10/01.....................      49,993
  50,000    6.475% 01/18/01.....................      49,993
  50,000    6.490% 01/29/01.....................      49,992
  50,000    6.600% 02/01/01.....................      49,992
                                                  ----------
                                                     946,753
                                                  ----------

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            TIME DEPOSITS -- EURO -- 5.1%
$100,000    Bayerische Hypotheken-und-
              Vereinsbank AG
            6.750% 10/02/00...................    $  100,000
 150,000    Chase Manhattan Bank USA, N.A.
            6.688% 10/02/00...................       150,000
 100,000    Societe Generale
            6.750% 10/02/00...................       100,000
                                                  ----------
                                                     350,000
                                                  ----------
            TOTAL BANK OBLIGATIONS
            (Cost $1,906,669).................     1,906,669
                                                  ----------
            CORPORATE OBLIGATIONS -- 59.9%
            COMMERCIAL PAPER -- 31.4%
  75,000    Amstel Funding Corporation
            6.510% 10/26/00#..................        74,661
  60,000    Asset Securitization Cooperative
              Corporation
            6.500% 10/12/00#..................        59,881
            Atlantis One Funding Corporation
  50,000    6.530% 02/14/01#..................        48,767
 100,000    Discount note 02/15/01#...........        97,500
  51,689    Barton Capital Corporation
            6.510% 10/12/00#..................        51,586
  50,000    BASF AG
            6.510% 02/21/01#..................        48,707
  25,000    BAUS Funding LLC
            Discount note 02/05/01............        24,420
 100,000    Citibank Capital Markets Assets LLC
            6.510% 10/25/00...................        99,566
  75,000    Edison Securitization LLC
            6.560% 10/16/00#..................        74,795
            Galaxy Funding Corporation
  58,000    6.530% 10/31/00#..................        57,684
  63,000    6.510% 12/11/00#..................        62,191
  50,000    GE Capital International Funding,
              Inc.
            6.520% 02/05/01#..................        48,850
  50,000    General Electric Capital Corporation
            6.530% 02/08/01...................        48,821
  25,000    General Electric Capital Services,
              Inc.
            Discount note 02/14/01............        24,384
 200,000    General Motors Corporation
            6.720% 10/02/00...................       199,962
            Greyhawk Funding LLC
  25,000    Discount note 11/15/00#...........        24,797
  50,000    6.550% 01/31/01#..................        48,890
  67,365    Jupiter Securitization Corporation
            6.550% 10/27/00#..................        67,046
  48,173    Lone Star Funding LLC
            6.530% 10/11/00#..................        48,086
            MOAT Funding LLC
 100,000    6.520% 10/30/00#..................        99,475
  25,000    6.550% 02/14/01#..................        24,381
  50,000    6.500% 02/26/01#..................        48,664
            Moriarty Ltd.
  50,000    Discount note 02/07/01............        48,819
 100,000    Discount note 02/15/01#...........        97,515
  50,000    Ness LLC
            6.570% 02/16/01#..................        48,741

                       SEE NOTES TO FINANCIAL STATEMENTS.
8

NATIONS RESERVES MONEY MARKET FUNDS

Nations Money Market Reserves

  STATEMENT OF NET ASSETS  (CONTINUED)            SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            COMMERCIAL PAPER -- (CONTINUED)
$100,569    Park Avenue Receivables
            6.510% 10/13/00#....................  $  100,350
            Surrey Funding Corporation
  50,000    6.520% 10/25/00#....................      49,783
  50,000    6.510% 10/26/00#....................      49,774
            Transamerica Finance Corporation
 100,000    6.570% 10/20/00.....................      99,653
 100,000    6.530% 10/30/00.....................      99,474
 100,000    Trident Capital Finance, Inc.
            Discount note 10/26/00..............      99,547
  22,750    Unilever Capital Corporation
            Discount note 10/31/00..............      22,627
  50,000    Victory Receivables Corporation
            6.520% 12/14/00#....................      49,330
                                                  ----------
                                                   2,148,727
                                                  ----------
            CORPORATE BONDS AND NOTES -- 28.5%
  50,000    Abbey National Treasury Services plc
            6.470% 01/18/01.....................      49,993
 150,000    AT&T Corporation
            6.653%(+) 10/19/00(++)..............     150,000
  75,000    Bank One Corporation
            6.714%(+) 12/07/00..................      75,004
   5,050    Bear, Stearns and Company, Inc.
            6.800%(+) 10/10/00..................       5,050
            Beta Finance, Inc.
  75,000    6.748%(+) 10/03/00(++)##............      75,000
  25,000    6.850% 04/24/01##...................      25,000
  50,000    British Telecommunications plc
            6.600%(+) 10/27/00(++)..............      49,990
            CC (USA) Inc.
 100,000    6.743%(+) 10/04/00(++)##............     100,000
  20,000    6.850% 04/17/01##...................      20,000
  50,000    Chase Manhattan Corporation
            6.904%(+) 12/08/00..................      50,020
  75,000    Ford Motor Credit Company
            6.580%(+) 12/11/00..................      74,992
  50,000    General Motors Acceptance
              Corporation
            6.570%(+) 12/14/00..................      49,991
            Goldman Sachs Group, Inc.
  25,000    6.840% 02/15/01(--).................      25,000
  25,000    6.800% 02/27/01(--).................      25,000
  75,000    6.830% 06/04/01(--).................      75,000
            K2 (USA) LLC
  50,000    6.624%(+) 10/20/00(++)##............      50,000
  45,000    6.640%(+) 12/22/00(++)##............      45,000
  50,000    6.800% 02/15/01##...................      50,000
            Links Finance LLC
  35,000    6.830%(+) 10/18/00..................      35,000
 100,000    6.630%(+) 10/20/00(++)..............     100,000
  25,000    6.810%(+) 10/20/00##................      25,000
            Merrill Lynch and Company
  75,000    6.750%(+) 10/02/00(++)..............      74,991
  30,000    6.750%(+) 10/02/00(++)..............      29,996
 100,000    Morgan Stanley Dean Witter and
              Company
            6.646%(+) 10/15/00(++)..............     100,000
  85,000    SBC Communications Inc.
            6.661%(+) 11/01/00(++)##............      85,000

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            CORPORATE BONDS AND NOTES -- (CONTINUED)
            Sigma Finance, Inc.
$ 50,000    6.610%(+) 10/12/00(++)##............  $   50,000
  50,000    6.635%(+) 12/15/00(++)..............      50,000
  50,000    6.850% 04/17/01##...................      50,000
  50,000    SMM Trust Series 1999-B
            6.660%(+) 12/13/00##................      50,000
  45,000    SMM Trust Series 1999-J
            6.730%(+) 12/13/00..................      45,000
  56,000    SMM Trust Series 2000-A
            6.640%(+) 10/16/00(++)..............      56,000
 154,000    Toyota Motor Credit Corporation
              6.868%(+) 10/25/00##..............     154,028
  50,000    Unilever Capital Corporation
            6.683%(+) 10/07/00(++)##............      50,000
                                                  ----------
                                                   1,950,055
                                                  ----------
            TOTAL CORPORATE OBLIGATIONS
              (Cost $4,098,782).................   4,098,782
                                                  ----------
            MORTGAGE-BACKED SECURITIES -- 0.4%
              (Cost $25,500)
            COMMERCIAL MORTGAGE-BACKED SECURITIES -- 0.4%
  25,500    Textron Financial Corporation,
              Series 2000B, Class A-1,
              6.670% 10/15/01##.................      25,500
                                                  ----------
            REPURCHASE AGREEMENTS -- 11.8%
 200,000    Agreement with Goldman Sachs and
              Company, 6.730% dated 09/29/00 to
              be repurchased at $200,112 on
              10/02/00 collateralized by:
              $205,393 Various Commercial Paper,
              discount note - 6.560% due
              10/20/00 - 01/30/01...............     200,000
 100,000    Agreement with J.P. Morgan
              Securities Inc., 6.780% dated
              09/29/00 to be repurchased at
              $100,057 on 10/02/00
              collateralized by: $102,000 Euro
              Certificate of Deposit, 6.610% due
              12/29/00..........................     100,000
 503,877    Agreement with Salomon Smith Barney
              Inc., 6.700% dated 09/29/00 to be
              repurchased at $504,158 on
              10/02/00 collateralized by: $8,580
              U.S. Treasury Strips, Interest
              Only, due 10/15/00 - 10/15/19;
              $115,063 FMAC, discount
              note - 8.125% due
              12/15/00 - 07/01/30; $128,902
              FHLB, discount note - 4.875% due
              12/22/00 - 06/30/23; $24,754 FARM,
              discount note - 9.375% due
              10/02/00 - 06/16/08; $236,655
              FNMA, discount note - 7.560% due
              10/02/00 - 05/15/30...............     503,877
                                                  ----------
            TOTAL REPURCHASE AGREEMENTS
              (Cost $803,877)...................     803,877
                                                  ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

Nations Money Market Reserves

  STATEMENT OF NET ASSETS  (CONTINUED)            SEPTEMBER 30, 2000 (UNAUDITED)

                                                   VALUE
                                                   (000)
-----------------------------------------------------------
           TOTAL INVESTMENTS
             (Cost $6,834,828*)......  100.0%   $ 6,834,828
                                                -----------
           OTHER ASSETS AND
             LIABILITIES (NET).......    0.0%
           Cash..............................   $         1
           Receivable for investment
             securities sold.................     1,552,338
           Receivable for Fund shares sold...       352,649
           Interest receivable...............        43,526
           Payable for Fund shares
             redeemed........................      (362,967)
           Investment advisory fee payable...        (1,063)
           Administration fee payable........          (190)
           Shareholder servicing and
             distribution fees payable.......          (987)
           Distributions payable.............       (40,377)
           Payable for investment securities
             purchased.......................    (1,545,904)
           Accrued Trustees' fees and
             expenses........................           (32)
           Accrued expenses and other
             liabilities.....................          (163)
                                                -----------
           TOTAL OTHER ASSETS AND LIABILITIES
             (NET)...........................        (3,169)
                                                -----------
           NET ASSETS................  100.0%   $ 6,831,659
                                                ===========
           NET ASSETS CONSIST OF:
           Undistributed net investment
             income..........................   $         4
           Accumulated net realized loss on
             investments sold................            (2)
           Paid-in capital...................     6,831,657
                                                -----------
           NET ASSETS........................   $ 6,831,659
                                                ===========
           NET ASSET VALUE, OFFERING AND
             REDEMPTION PRICE PER SHARE
           CAPITAL CLASS SHARES:
           ($4,060,104,800 / 4,060,094,893
             shares outstanding).............         $1.00
                                                      =====
           TRUST CLASS SHARES:
           ($9,082,295 / 9,082,316 shares
             outstanding)....................         $1.00
                                                      =====
           LIQUIDITY CLASS SHARES:
           ($545,929,969 / 545,930,403 shares
             outstanding)....................         $1.00
                                                      =====


                                                   VALUE
-----------------------------------------------------------
           ADVISER CLASS SHARES:
           ($590,975,030 / 590,976,448 shares
             outstanding)....................         $1.00
                                                      =====
           INVESTOR CLASS SHARES:
           ($7,118,727 / 7,118,733 shares
             outstanding)....................         $1.00
                                                      =====
           MARKET CLASS SHARES:
           ($1,432,994,428 / 1,433,000,010
             shares outstanding).............         $1.00
                                                      =====
           DAILY CLASS SHARES:
           ($4,419,335 / 4,419,320 shares
             outstanding)....................         $1.00
                                                      =====
           SERVICE CLASS SHARES:
           ($178,847,901 / 178,848,130 shares
             outstanding)....................         $1.00
                                                      =====
           INVESTOR B SHARES:
           ($2,186,393 / 2,186,393 shares
             outstanding)....................         $1.00
                                                      =====
           INVESTOR C SHARES:
           ($10 / 10 shares outstanding).....         $1.00
                                                      =====

---------------

   * Aggregate cost for federal tax purposes.

 (+) Floating rate security. The interest rate shown reflects the rate in effect at September 30, 2000.

(++) Reset date. Interest rates reset either daily, weekly, monthly or quarterly.

(--) Restricted Security (Note 5).

   # Security not registered under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

  ## Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

                       SEE NOTES TO FINANCIAL STATEMENTS.
10

NATIONS RESERVES MONEY MARKET FUNDS

Nations Treasury Reserves

  STATEMENT OF NET ASSETS                         SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
  AMOUNT                                            VALUE
  (000)                                             (000)
------------------------------------------------------------
             U.S. TREASURY OBLIGATIONS -- 15.4%
             U.S. TREASURY NOTES -- 15.4%
$  155,000   4.000% 10/31/00...................  $   154,764
   150,000   5.750% 11/15/00...................      149,914
    50,000   5.375% 02/15/01...................       49,812
   175,000   5.000% 04/30/01...................      173,245
   125,000   6.250% 04/30/01...................      124,681
    50,000   5.625% 05/15/01...................       99,494
   125,000   5.250% 05/31/01...................      123,919
    80,000   5.500% 07/31/01...................       79,478
   125,000   6.500% 08/31/01...................      125,041
                                                 -----------
             TOTAL U.S. TREASURY OBLIGATIONS
               (Cost $1,080,348)...............    1,080,348
                                                 -----------
             REPURCHASE AGREEMENTS -- 84.9%
 1,666,056   Agreement with ABN AMRO Inc.,
               6.510% dated 09/29/00 to be
               repurchased at $1,666,960 on
               10/02/00 collateralized by:
               $1,479,246 U.S. Treasury Strips,
               Interest Only, due 05/15/01 -
               04/15/29; $220,132 U.S. Treasury
               Strips, Principal Only, due
               11/15/15 - 11/15/21.............    1,666,056
   330,000   Agreement with Barclays Capital
               Inc., 6.500% dated 09/29/00 to
               be repurchased at $330,179 on
               10/02/00 collateralized by:
               $106,179 U.S. Treasury Strips,
               Interest Only, due
               02/15/01 - 08/15/27; $33,540
               U.S. Treasury Strips, Principal
               Only, due 05/15/01 - 11/15/27;
               $91,688 U.S. Treasury Bonds,
               7.625% - 13.125% due
               05/15/01 - 11/15/22; $105,194
               U.S. Treasury Notes, 3.875% -
               6.125% due
               03/31/01 - 01/15/09.............      330,000
   330,000   Agreement with Bear, Stearns and
               Company, Inc., 6.650% dated
               09/29/00 to be repurchased at
               $330,183 on 10/02/00
               collateralized by: $343,224
               GNMA, 6.000% - 8.500% due
               02/15/29 - 09/15/30.............      330,000
    50,000   Agreement with Credit Suisse First
               Boston Corporation, 6.630% dated
               09/29/00 to be repurchased at
               $50,028 on 10/02/00
               collateralized by: $51,488 GNMA,
               9.000% - 9.500% due
               03/15/23 - 12/15/26.............       50,000
    50,000   Agreement with Credit Suisse First
               Boston Corporation, 6.650% dated
               09/29/00 to be repurchased at
               $50,028 on 10/02/00
               collateralized by: $40,541 GNMA,
               6.500% - 13.000% due
               12/15/10 - 01/15/30; $10,987
               GNMA II, 6.500% due 09/20/29....       50,000

PRINCIPAL
  AMOUNT                                            VALUE
  (000)                                             (000)
------------------------------------------------------------
             REPURCHASE AGREEMENTS -- (CONTINUED)
$   80,000   Agreement with Deutsche Bank
               Securities Inc., 6.450% dated
               09/29/00 to be repurchased at
               $80,043 on 10/02/00
               collateralized by: $81,601 U.S.
               Treasury Bonds, 6.000% - 14.250%
               due 02/15/02 - 08/15/29.........  $    80,000
   330,000   Agreement with First Union
               Securities, Inc., 6.650% dated
               09/29/00 to be repurchased at
               $330,183 on 10/02/00
               collateralized by: $336,590
               GNMA, 5.500% - 12.000% due
               10/15/00 - 09/20/30.............      330,000
   330,000   Agreement with Goldman Sachs and
               Company, 6.520% dated 09/27/00
               to be repurchased at $330,359 on
               10/03/00 collateralized by:
               $336,600 GNMA, 5.500% - 10.000%
               due 09/15/03 - 09/20/30.........      330,000
   330,000   Agreement with J.P. Morgan
               Securities Inc., 6.480% dated
               09/29/00 to be repurchased at
               $330,178 on 10/02/00
               collateralized by: $175,621 U.S.
               Treasury Strip, Principal Only,
               due 05/15/02; $76,446 U.S.
               Treasury Notes, 4.625% - 7.250%
               due 10/31/00 - 10/15/06; $30,730
               U.S. Treasury Bonds,
               6.125% - 10.750% due
               02/15/03 - 08/15/29; $53,803
               U.S. Treasury Bills, discount
               note due 10/19/00 - 05/31/01....      330,000
   280,000   Agreement with Lehman Brothers
               Inc., 6.550% dated 09/29/00 to
               be repurchased at $280,153 on
               10/02/00 collateralized by:
               $199,765 Various Bonds,
               8.750% - 15.750% due
               11/15/01 - 02/15/19; $85,741
               U.S. Treasury Notes,
               5.750% - 7.250% due
               06/30/01 - 05/15/04.............      280,000
   330,000   Agreement with Morgan Stanley Dean
               Witter and Company, 6.470% dated
               09/27/00 to be repurchased at
               $330,356 on 10/03/00
               collateralized by: $339,629 U.S.
               Treasury Strip, Principal Only,
               due 09/30/01....................      330,000
   330,000   Agreement with Salomon Smith
               Barney Inc., 6.375% dated
               09/29/00 to be repurchased at
               $330,175 on 10/02/00
               collateralized by: $174,011 U.S.
               Treasury Strips, Interest Only,
               due 08/15/01 - 05/15/27;
               $163,066 U.S. Treasury Strips,
               Principal Only, due
               11/15/00 - 08/15/27.............      330,000
 1,049,010   Agreement with Salomon Smith
               Barney Inc., 6.650% dated
               09/29/00 to be repurchased at
               $1,049,591 on 10/02/00
               collateralized by: $1,375,990
               GNMA, 5.500% - 9.000% due
               01/20/23 - 05/15/30.............    1,049,010

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

Nations Treasury Reserves

  STATEMENT OF NET ASSETS  (CONTINUED)            SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
  AMOUNT                                            VALUE
  (000)                                             (000)
-------------------------------------------------------------
             REPURCHASE AGREEMENTS -- (CONTINUED)
$  330,000   Agreement with UBS Warburg, 6.520%
               dated 09/29/00 to be repurchased
               at $330,179 on 10/02/00
               collateralized by: $336,601 U.S.
               Treasury Note, 3.875% due
               01/15/09........................   $   330,000
   130,000   Agreement with Westdeutsche
               Landesbank, Girozentrale, 6.480%
               dated 09/29/00 to be repurchased
               at $130,070 on 10/02/00
               collateralized by: $70,257 U.S.
               Treasury Notes, 5.750% - 7.500%
               due 10/31/02 - 02/15/05; $62,358
               U.S. Treasury Bonds,
               6.500% - 11.625% due
               11/15/04 - 11/15/26.............       130,000
                                                  -----------
             TOTAL REPURCHASE AGREEMENTS
               (Cost $5,945,066)...............     5,945,066
                                                  -----------
             TOTAL INVESTMENTS
               (Cost $7,025,414*).......  100.3%    7,025,414
                                                  -----------
             OTHER ASSETS AND
               LIABILITIES (NET)........  (0.3)%
             Cash...............................  $         1
             Receivable for investment
               securities sold..................    5,583,172
             Receivable for Fund shares sold....      269,707
             Interest receivable................       22,304
             Payable for Fund shares redeemed...     (488,607)
             Investment advisory fee payable....       (1,013)
             Administration fee payable.........         (181)
             Shareholder servicing and
               distribution fees payable........       (2,024)
             Distributions payable..............      (36,429)
             Payable for investment securities
               purchased........................   (5,365,258)
             Accrued Trustees' fees and
               expenses.........................          (74)
             Accrued expenses and other
               liabilities......................         (469)
                                                  -----------
             TOTAL OTHER ASSETS AND
               LIABILITIES (NET)................      (18,871)
                                                  -----------
             NET ASSETS.................  100.0%  $ 7,006,543
                                                  ===========

                                                     VALUE
                                                     (000)
-------------------------------------------------------------
             NET ASSETS CONSIST OF:
             Accumulated net realized loss on
               investments sold.................  $      (144)
             Paid-in capital....................    7,006,687
                                                  -----------
             NET ASSETS.........................  $ 7,006,543
                                                  ===========
             NET ASSET VALUE, OFFERING AND
               REDEMPTION PRICE PER SHARE
             CAPITAL CLASS SHARES:
             ($965,994,701 / 966,232,765 shares
               outstanding).....................        $1.00
                                                        =====
             TRUST CLASS SHARES:
             ($410,610,235 / 410,610,083 shares
               outstanding).....................        $1.00
                                                        =====
             LIQUIDITY CLASS SHARES:
             ($418,441,442 / 418,459,739 shares
               outstanding).....................        $1.00
                                                        =====
             ADVISER CLASS SHARES:
             ($1,529,633,484 / 1,530,151,916
               shares outstanding)..............        $1.00
                                                        =====
             INVESTOR CLASS SHARES:
             ($1,112,421,390 / 1,112,628,018
               shares outstanding)..............        $1.00
                                                        =====
             MARKET CLASS SHARES:
             ($1,358,931,638 / 1,359,000,010
               shares outstanding)..............        $1.00
                                                        =====
             DAILY CLASS SHARES:
             ($941,023,353 / 941,129,148 shares
               outstanding).....................        $1.00
                                                        =====
             SERVICE CLASS SHARES:
             ($269,354,474 / 269,376,118 shares
               outstanding).....................        $1.00
                                                        =====
             INVESTOR B SHARES:
             ($132,611 / 132,611 shares
               outstanding).....................        $1.00
                                                        =====

---------------

* Aggregate cost for federal tax purposes.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

Nations Government Reserves

  STATEMENT OF NET ASSETS                         SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                            VALUE
  (000)                                            (000)
-----------------------------------------------------------
            U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 99.8%
            FEDERAL FARM CREDIT BANK (FFCB) -- 1.0%
$ 20,000    6.350% 02/01/01....................  $   19,987
                                                 ----------
            FEDERAL HOME LOAN BANK (FHLB) -- 97.6%
  14,673    Discount note 10/02/00.............      14,670
 125,000    6.445%(+) 10/02/00(++).............     124,920
  60,000    6.470%(+) 10/02/00(++).............      59,983
 100,000    6.480%(+) 10/02/00(++).............      99,944
 100,000    6.480%(+) 10/04/00.................     100,000
 200,000    6.609%(+) 10/04/00.................     199,999
  22,000    6.420% 10/05/00....................      21,984
  21,000    6.483%(+) 10/05/00(++).............      20,998
  25,000    5.705% 10/06/00....................      24,999
  51,270    Discount note 10/10/00.............      51,188
  53,329    Discount note 10/13/00.............      53,215
 150,000    6.421%(+) 10/16/00(++).............     149,910
 216,830    Discount note 10/18/00.............     216,173
 180,000    6.441%(+) 10/23/00(++).............     179,914
 102,158    Discount note 10/25/00.............     101,719
  90,000    6.431%(+) 10/26/00(++).............      89,948
 125,000    Discount note 12/13/00.............     123,382
  50,000    6.380% 01/08/01....................      49,123
  25,000    Discount note 01/24/01.............      24,485
  40,000    6.500% 03/15/01....................      39,983
  13,000    6.450% 03/16/01....................      12,960
  53,385    6.660% 04/06/01....................      53,372
  15,000    5.125% 04/17/01....................      14,880
  32,960    5.750% 04/30/01....................      32,762
  16,280    6.750% 05/04/01....................      16,244
  55,200    7.050% 05/10/01....................      55,171
  25,000    Discount note 05/25/01.............      23,902
  25,000    7.125% 06/05/01....................      25,012
                                                 ----------
                                                  1,980,840
                                                 ----------
            STUDENT LOAN MARKETING ASSOCIATION
              (SLMA) -- 1.2%
  25,000    6.883%(+) 10/04/00.................      25,000
                                                 ----------
            TOTAL U.S. GOVERNMENT AND AGENCY
              OBLIGATIONS
              (Cost $2,025,827)................   2,025,827
                                                 ----------

                                                  VALUE
                                                  (000)
----------------------------------------------------------
           TOTAL INVESTMENTS
             (Cost $2,025,827*)......   99.8%   $2,025,827
                                                ----------
           OTHER ASSETS AND
             LIABILITIES (NET).......    0.2%
           Receivable for investment
             securities sold.................   $  126,183
           Receivable for Fund shares sold...      120,723
           Interest receivable...............       14,601
           Payable for Fund shares
             redeemed........................      (37,333)
           Investment advisory fee payable...         (460)
           Administration fee payable........          (32)
           Shareholder servicing and
             distribution fees payable.......         (497)
           Distributions payable.............       (9,722)
           Payable for investment securities
             purchased.......................     (209,322)
           Accrued Trustees' fees and
             expenses........................          (32)
           Accrued expenses and other
             liabilities.....................         (142)
                                                ----------
           TOTAL OTHER ASSETS AND
             LIABILITIES (NET)...............        3,967
                                                ----------
           NET ASSETS................  100.0%   $2,029,794
                                                ==========
           NET ASSETS CONSIST OF:
           Accumulated net realized loss on
             investments sold................   $     (663)
           Paid-in capital...................    2,030,457
                                                ----------
           NET ASSETS........................   $2,029,794
                                                ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

Nations Government Reserves

  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2000 (UNAUDITED)


                                                  VALUE
----------------------------------------------------------
           NET ASSET VALUE, OFFERING AND
             REDEMPTION PRICE PER SHARE
           CAPITAL CLASS SHARES:
           ($349,909,244 / 350,058,606 shares
             outstanding)....................        $1.00
                                                     =====
           TRUST CLASS SHARES:
           ($113,827,629 / 113,827,702 shares
             outstanding)....................        $1.00
                                                     =====
           LIQUIDITY CLASS SHARES:
           ($414,173,242 / 414,172,586 shares
             outstanding)....................        $1.00
                                                     =====
           ADVISER CLASS SHARES:
           ($396,705,706 / 397,019,864 shares
             outstanding)....................        $1.00
                                                     =====
           INVESTOR CLASS SHARES:
           ($86,531,142 / 86,839,771 shares
             outstanding)....................        $1.00
                                                     =====
           MARKET CLASS SHARES:
           ($466,000,131 / 466,000,010 shares
             outstanding)....................        $1.00
                                                     =====
           DAILY CLASS SHARES:
           ($183,383,213 / 183,383,262 shares
             outstanding)....................        $1.00
                                                     =====
           SERVICE CLASS SHARES:
           ($19,000,034 / 19,000,010 shares
             outstanding)....................        $1.00
                                                     =====
           INVESTOR B SHARES:
           ($116,167 / 116,167 shares
             outstanding)....................        $1.00
                                                     =====
           INVESTOR C SHARES:
           ($147,721 / 147,722 shares
             outstanding)....................        $1.00
                                                     =====

---------------

  *  Aggregate cost for federal tax purposes.

 (+) Floating rate security. The interest rate shown reflects the rate in effect at September 30, 2000.

(++) Reset date. Interest rates reset either daily, weekly or monthly.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

Nations Municipal Reserves

  STATEMENT OF NET ASSETS                         SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
-------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 101.1%
            ALABAMA -- 0.8%
 $ 9,250    Birmingham, Alabama Private
              Educational Building Authority
              Revenue, (The Altamont School
              Project) Series 1998, (AmSouth Bank
              of Alabama LOC), 5.600%
              04/01/13**.........................  $    9,250
     575    Foley, Alabama Industrial Development
              Board IDR, (Vulcan Inc. Project)
              Series 1985, (AmSouth Bank of
              Alabama LOC),
              5.700% 12/01/00**#.................         575
   1,090    Phenix County, Alabama Industrial
              Development Board Environmental
              Improvement Revenue, (Mead Coated
              Board, Inc. Project) Series 1993A,
              AMT, (Toronto Dominion Bank LOC),
              5.550% 06/01/28**..................       1,090
                                                   ----------
                                                       10,915
                                                   ----------
            ALASKA -- 1.0%
   4,300    Alaska Industrial Development and
              Export Authority Exempt Facilities
              Revenue, (AMAX Gold, Inc. Project)
              Series 1997, AMT, (Bank of Nova
              Scotia LOC), 5.650% 05/01/09**.....       4,300
   9,995    Alaska State Housing Finance
              Corporation Housing Revenue, Series
              1998PA-332, (MBIA Insured, Merrill
              Lynch SBPA),
              5.620% 12/01/19**#.................       9,995
                                                   ----------
                                                       14,295
                                                   ----------
            ARIZONA -- 1.1%
  14,700    Apache County, Arizona Industrial
              Development Authority Revenue,
              (Tucson Electric Power Company
              Project) Series 1983A, (Toronto
              Dominion Bank LOC),
              5.600% 12/15/18**..................      14,700
   1,000    Pinal County, Arizona Industrial
              Development Authority PCR
              Refunding, (Magna Copper Company
              Project) Series 1992, (Banque
              Nationale de Paris LOC),
              5.600% 12/01/11**..................       1,000
                                                   ----------
                                                       15,700
                                                   ----------
            ARKANSAS -- 0.1%
   1,200    Arkansas State Development Finance
              Authority Higher Education Capital
              Asset Revenue, Series 1985, (FGIC
              Insured, Citibank SBPA),
              5.500% 12/01/15**..................       1,200
                                                   ----------
            CALIFORNIA -- 2.3%
  10,000    California Higher Education Loan
              Authority Inc. Student Loan Revenue
              Refunding, Sr. Lien, Series
              1992A-2-6, (SLMA Guarantee)
              Mandatory Put 4/01/01,
              4.300% 12/01/02....................      10,000

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
-------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $20,000    California Higher Education Loan
              Authority Inc. Student Loan
              Revenue, Series 1987, (SLMA
              Guarantee), Mandatory Put 07/01/01,
              4.400% 07/01/01....................  $   20,000
   1,000    Los Angeles, California Regional
              Airports Improvement Corporation
              Lease Revenue, (American Airlines,
              Inc. Project) Series 1984D,
              (Wachovia Bank of Georgia, N.A.
              LOC),
              5.500% 12/01/24**..................       1,000
   1,400    Los Angeles, California Regional
              Airports Improvement Corporation,
              Corporate Lease Revenue, (American
              Airlines Inc. Project) Series
              1984G, (Wachovia Bank of Georgia,
              N.A. LOC),
              5.500% 12/01/24**..................       1,400
                                                   ----------
                                                       32,400
                                                   ----------
            COLORADO -- 1.3%
   1,105    Colorado Health Facilities Authority
              Revenue, (Goodwill Industries, Inc.
              Project) Series 1994, (Bank One of
              Colorado, N.A. LOC),
              5.600% 12/01/04**#.................       1,105
   5,270    Colorado Housing Finance Authority
              Revenue Refunding, (Coventry
              Village Project) Series 1996B,
              (FNMA Collateral Agreement),
              5.550% 10/15/16**..................       5,270
   2,710    Colorado Post-Secondary Educational
              Facilities Authority Economic
              Development Revenue, (U.S.
              Swimming, Inc. Project) Series
              1996, (Wells Fargo Bank, MN),
              5.600% 06/01/11**#.................       2,710
     910    Larimer County, Colorado Industrial
              Development Revenue Refunding,
              (Ultimate Support Systems Project)
              Series 1995A, (Bank One of
              Colorado, N.A. LOC),
              5.600% 06/01/10**#.................         910
   8,300    Moffat County, Colorado PCR,
              (Tri-State Colorado - Utah Electric
              Cooperative Project) Series 1984,
              (AMBAC Insured, Societe Generale
              SBPA),
              5.550% 07/01/10**..................       8,300
     700    Pitkin County, Colorado Industrial
              Development Authority Revenue
              Refunding, (Aspen Skiing Project)
              Series 1994A, (First National Bank
              of Chicago LOC),
              5.600% 04/01/16**#.................         700
                                                   ----------
                                                       18,995
                                                   ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

Nations Municipal Reserves

  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
-------------------------------------------------------------
            DELAWARE -- 4.8%
 $15,000    Delaware State Economic Development
              Authority IDR, (Clean Power
              Project) Series 1997D, AMT, (Motiva
              Enterprises LLC Guarantee),
              5.850% 08/01/29**..................  $   15,000
  10,000    Delaware State Economic Development
              Authority IDR, (Star Enterprise
              Project) Series 1997B, AMT, (Motiva
              Enterprises LLC Guarantee),
              5.750% 08/01/29**..................      10,000
  43,050    Delaware State Economic Development
              Authority Revenue, (Hospital
              Billing and Collection Services,
              Inc. Project) Series 1985A, (AMBAC
              Insured, Morgan Stanley SBPA),
              5.650% 12/01/15....................      43,050
                                                   ----------
                                                       68,050
                                                   ----------
            DISTRICT OF COLUMBIA -- 0.1%
     800    District of Columbia GO, Series
              1992A-3, (Societe Generale LOC),
              5.600% 10/01/07**..................         800
   1,000    District of Columbia GO, Series
              1992A-5, (Bank of Nova Scotia LOC),
              5.600% 10/01/07**..................       1,000
                                                   ----------
                                                        1,800
                                                   ----------
            FLORIDA -- 2.7%
  10,200    Collier County, Florida Industrial
              Development Authority Health Care
              Facilities Revenue, (Community
              Health Care Project) Series 1999A,
              (First Union National Bank LOC),
              5.500% 11/01/19**..................      10,200
   7,045    Florida State Board of Education
              Capital Outlay Revenue Refunding,
              (Public Education Project) Series
              1998B,
              4.500% 06/01/01....................       7,049
   1,760    Fort Walton Beach, Florida IDR,
              (Burton Golf, Inc. Project) Series
              1996, AMT, (Columbus Bank and Trust
              LOC),
              5.800% 10/01/11**..................       1,760
   3,000    Palm Beach County, Florida Economic
              Development Revenue, (YMCA Boynton
              Beach Project) Series 1999,
              (SunTrust Bank of South Florida
              LOC),
              5.600% 01/01/24**#.................       3,000
   8,160    Palm Beach County, Florida
              Multi-Family Housing Finance
              Authority, Revenue, (Clear Lake
              Colony Apartments Project) Series
              2000PA-1240, (Merrill Lynch
              Guarantee, Merrill Lynch SBPA),
              5.770% 09/15/02**#(--).............       8,160

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
-------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $ 9,000    Polk County, Florida Industrial
              Development Authority Revenue,
              (Farmland Hydro, LP Project) Series
              1998, AMT, (Rabobank Nederland
              LOC),
              5.600% 02/01/29**..................  $    9,000
                                                   ----------
                                                       39,169
                                                   ----------
            GEORGIA -- 6.1%
   3,945    Clayton County, Georgia Housing
              Authority Multi-Family Housing
              Revenue Refunding, (Ten Oaks
              Apartments Project) Series 1990F,
              (FSA Insured, Societe Generale
              SBPA),
              5.500% 01/01/21**..................       3,945
   1,900    Cobb County, Georgia Development
              Authority Revenue Refunding,
              (Highlands Park Associates Project)
              Series 1998, (SunTrust Bank LOC),
              5.600% 08/01/08**#.................       1,900
   1,800    Cobb County, Georgia Residential Care
              Facilities for the Elderly
              Authority Revenue Refunding,
              (Presbyterian Village Austell
              Project) Series 1998, (SunTrust
              Bank LOC),
              5.600% 08/01/15**#.................       1,800
  12,100    Columbia County, Georgia Residential
              Care Facilities for the Elderly
              Authority Revenue, (Augusta
              Residential Center on Aging
              Project) Series 1994, (SunTrust
              Bank LOC),
              5.600% 01/01/21**#.................      12,100
   7,500    DeKalb County, Georgia Development
              Authority IDR, (The Paideia School
              Inc. Project) Series 2000,
              (SunTrust Bank LOC),
              5.600% 02/01/20**#.................       7,500
   3,000    DeKalb County, Georgia Development
              Authority Revenue, (Marist School,
              Inc. Project) Series 1999, (SunTrust
              Bank LOC),
              5.600% 03/01/24**#.................       3,000
   1,050    DeKalb County, Georgia Housing
              Authority Multi-Family Housing
              Revenue Refunding, (Camden Brook
              Project) Series 1995, (FNMA
              Collateral Agreement),
              5.650% 06/15/25**..................       1,050
   1,400    DeKalb County, Georgia Housing
              Authority Multi-Family Housing
              Revenue, (Cedar Creek Apartments
              Project) Series 1995, AMT, (GE
              Capital Corporation Guarantee),
              5.600% 12/01/20**#.................       1,400

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

Nations Municipal Reserves

  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
-------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $ 4,800    DeKalb County, Georgia Housing
              Authority Multi-Family Housing
              Revenue, (Crow Wood Arbor
              Associates, Ltd. Project) Series
              1985, (Wachovia Bank of North
              Carolina, N.A. LOC),
              5.600% 12/01/07**#.................  $    4,800
   3,300    Fulton County, Georgia Development
              Authority Revenue, (Georgia Tech
              Athletic Association, Inc. Project)
              Series 1995, (SunTrust Bank LOC),
              5.600% 07/01/14**#.................       3,300
   3,000    Fulton County, Georgia Development
              Authority Revenue, (Lovett School
              Project) Series 1997, (SunTrust
              Bank LOC),
              5.600% 04/01/17**#.................       3,000
  15,000    Gainesville, Georgia Redevelopment
              Authority Educational Facilities
              Revenue, (Riverside Military
              Project) Series 1999, (Wachovia
              Bank N.A. LOC),
              5.600% 07/01/24**#.................      15,000
   4,200    Monroe County, Georgia Development
              Authority, PCR, (Georgia Power
              Company Scherer Project) Series
              1995,
              5.600% 07/01/25**..................       4,200
   1,150    Municipal Electric Authority of
              Georgia Subordinated Revenue,
              (Georgia MEAG Project Number One)
              Series 1994D, (ABN-AMRO Bank N.V.
              LOC),
              5.600% 01/01/22**..................       1,150
   5,800    Richmond County, Georgia Development
              Authority Solid Waste Disposal
              Revenue, (Evergreen Nylon Project)
              Series 1999, AMT, (Banque Nationale
              de Paris LOC),
              5.600% 07/01/32**..................       5,800
   9,600    Richmond County, Georgia Hospital
              Authority Revenue Anticipation
              Certificates, (University Health
              Services, Inc. Project) Series
              1999, (SunTrust Bank LOC),
              5.600% 01/01/19**..................       9,600
   7,000    Smyrna, Georgia Housing Authority
              Multi-Family Housing Revenue,
              (Hills of Post Village Series
              Project) Series 1995, (FNMA
              Collateral Agreement),
              5.600% 06/01/25**#.................       7,000
                                                   ----------
                                                       86,545
                                                   ----------
            ILLINOIS -- 12.9%
   1,135    Chicago, Illinois IDR, (Guernsey Bel
              Inc. Project) Series 1996A, AMT,
              (LaSalle National Bank LOC),
              5.670% 12/01/16**..................       1,135
   4,000    Chicago, Illinois O'Hare
              International Airport Authority
              Industrial Revenue, (American
              Airlines, Inc. Project) Series
              1983D, (Royal Bank of Canada LOC),
              5.600% 12/01/17**..................       4,000

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
-------------------------------------------------------------
            ILLINOIS -- (CONTINUED)
 $ 4,255    Elmhurst, Illinois Hospital Revenue,
              (Joint Commission Accredidation
              Healthcare Project) Series 1988,
              (Dexia Credit Local de France LOC),
              5.600% 07/01/18**..................  $    4,255
     870    Illinois Development Finance
              Authority IDR, (Randolph Pickle
              Corporation Project) Series 1992,
              AMT, (American National Bank &
              Trust Company LOC),
              5.750% 06/01/12**..................         870
   2,800    Illinois Development Finance
              Authority IDR, (Unique Building
              Corporation Project) Series 1989,
              AMT, (American National Bank &
              Trust Company LOC),
              5.750% 05/01/19**..................       2,800
  46,300    Illinois Development Finance
              Authority Revenue, (Lyric Opera of
              Chicago Project) Series 1994,
              (Northern Trust Company LOC, Bank
              One of Michigan LOC, Harris Trust &
              Savings Bank LOC),
              5.500% 12/01/28**..................      46,300
   1,900    Illinois Development Finance
              Authority Revenue, (Park Ridge
              Youth Campus Project) Series 1998,
              (Northern Trust Company LOC),
              5.550% 09/01/18**#.................       1,900
  12,200    Illinois Development Finance
              Authority Revenue, (YMCA of
              Metropolitan Chicago Project)
              Series 1996A, (Harris Trust &
              Savings Bank LOC),
              5.500% 06/01/26**..................      12,200
   5,600    Illinois Educational Facilities
              Authority Revenue, (Chicago
              Historical Society Project) Series
              1985, (Northern Trust Company LOC),
              5.500% 12/01/25**..................       5,600
   4,000    Illinois Educational Facilities
              Authority Revenue, (DePaul
              University Project) Series
              1992CP-1, (Northern Trust LOC),
              5.500% 04/01/26**..................       4,000
  12,800    Illinois Educational Facilities
              Authority Revenue, (John F. Kennedy
              Healthcare Foundation Project)
              Series 1995, (LaSalle National Bank
              LOC), Mandatory Put 01/25/01,
              4.350% 01/25/01....................      12,800
   1,400    Illinois Educational Facilities
              Authority Revenue, (Northwestern
              University Project) Series 1985,
              (First National Bank of Chicago
              SBPA),
              5.550% 12/01/25**..................       1,400
   5,000    Illinois Educational Facilities
              Authority Revenue, (University of
              Chicago Project) Series 2000,
              4.750% 01/26/01....................       5,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

Nations Municipal Reserves

  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
-------------------------------------------------------------
            ILLINOIS -- (CONTINUED)
 $15,485    Illinois Educational Facilities
              Authority Revenue, (University
              Pooled Financing Program) Series
              1985, (FGIC Insured, First National
              Bank of Chicago SBPA),
              5.500% 12/01/05**..................  $   15,485
  10,000    Illinois Health Facilities Authority
              Revenue, (Evanston Northwestern
              Healthcare Corporation Project)
              Series 1985B,
              4.450% 08/15/01**#.................      10,000
  23,000    Illinois Health Facilities Authority
              Revenue, (Evanston Northwestern
              Healthcare Corporation Project)
              Series 1988,
              4.200% 11/15/00**#.................      23,000
  10,000    Illinois Health Facilities Authority
              Revenue, (Evanston Northwestern
              Healthcare Corporation Project)
              Series 1990A,
              4.450% 07/31/01**#.................      10,000
   8,000    Illinois Health Facilities Authority
              Revenue, (Revolving Fund Pooled
              Project) Series 1985C, (First
              National Bank of Chicago LOC),
              5.500% 08/01/15**..................       8,000
   1,500    Lombard Village, Illinois Industrial
              Projects Revenue Refunding, (B&H
              Partnership Project) Series 1995,
              (LaSalle Bank N.A.),
              5.850% 10/01/13**..................       1,500
   3,900    Madison County, Illinois
              Environmental Improvement Revenue,
              (Shell Oil Company Project) Series
              1997A, AMT,
              5.700% 03/01/33**..................       3,900
   9,200    Orland Park, Illinois Industrial
              Development Revenue, (Panduit
              Corporation Project) Series 1996,
              AMT, (Wachovia Bank of Georgia
              LOC),
              5.650% 04/01/31**#.................       9,200
                                                   ----------
                                                      183,345
                                                   ----------
            INDIANA -- 0.9%
   2,400    Indiana Health Facilities Financing
              Authority Hospital Revenue,
              (Deaconess Hospital Inc. Project)
              Series 1992, (First National Bank
              of Chicago LOC),
              5.450% 01/01/22**..................       2,400
   1,725    Indiana Health Facilities Financing
              Authority Revenue Refunding,
              (Cardinal Center, Inc. Project)
              Series 1996A, (Key Bank N.A. LOC),
              5.600% 12/01/16**#.................       1,725
   2,700    Indianapolis, Indiana Economic
              Development Revenue, (Edgcomb
              Metals Company Project) Series
              1983, (Wells Fargo Bank LOC),
              5.500% 12/01/08**..................       2,700
   2,900    Rockport, Indiana PCR, (Indiana and
              Michigan Electric Company Project)
              Series 1985A, (UBS AG LOC),
              5.550% 08/01/14**#.................       2,900

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
-------------------------------------------------------------
            INDIANA -- (CONTINUED)
 $ 3,100    Whiting, Indiana Sewer and Solid
              Waste Disposal Revenue, (Amoco Oil
              Company Project) Series 1996, AMT,
              (BP Amoco plc Guarantee),
              5.700% 01/01/26**..................  $    3,100
                                                   ----------
                                                       12,825
                                                   ----------
            IOWA -- 0.3%
   4,700    Iowa Higher Education Loan Authority
              Revenue, Series 1985, (MBIA
              Insured, Chase Manhattan SBPA),
              5.700% 12/01/15**..................       4,700
                                                   ----------
            KENTUCKY -- 0.7%
   1,024    Jefferson County, Kentucky IDR,
              (Belknap, Inc. Project) Series
              1984, (National City Bank, Kentucky
              LOC),
              4.400% 12/01/14**#.................       1,024
   1,265    Jefferson County, Kentucky Industrial
              Building Revenue, (Seven Counties
              Services, Inc. Project) Series
              1996, (Bank One of Kentucky, N.A.
              LOC),
              5.600% 06/01/11**#.................       1,265
     900    Jeffersontown, Kentucky Industrial
              Building Revenue, (Raque Food
              Systems, Inc. Project) Series 1995,
              AMT, (PNC Bank, N.A. LOC),
              5.600% 04/01/20**#.................         900
   2,600    Lexington-Fayette County, Kentucky
              Urban County Airport Corporation
              Revenue, (First Mortgage Project)
              Series 1994A, AMT, (Dexia Credit
              Local de France LOC),
              5.700% 04/01/24**..................       2,600
   4,015    Louisville and Jefferson County,
              Kentucky Convention Center GO,
              Series 1996PT-69, (FSA Insured,
              Merrill Lynch SBPA),
              5.620% 07/01/24**##................       4,015
                                                   ----------
                                                        9,804
                                                   ----------
            LOUISIANA -- 2.2%
  10,000    Ascension Parish, Louisiana PCR
              Refunding, (Borden, Inc. Project)
              Series 1992, (Credit Suisse First
              Boston LOC),
              5.550% 12/01/09**..................      10,000
   2,900    Calcasieu Parish Inc., Louisiana
              Industrial Development Board
              Environmental Revenue, (Citgo
              Petroleum Corporation Project)
              Series 1994, AMT, (Banque Nationale
              de Paris LOC),
              5.750% 12/01/24**..................       2,900
   2,000    Calcasieu Parish Inc., Louisiana
              Industrial Development Board
              Environmental Revenue, (Citgo
              Petroleum Corporation Project)
              Series 1996, AMT, (Westdeutsche
              Landesbank Girozentrale LOC ),
              5.750% 07/01/26**..................       2,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

Nations Municipal Reserves

  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
-------------------------------------------------------------
            LOUISIANA -- (CONTINUED)
 $ 5,400    Lake Charles, Louisiana Harbor and
              Terminal District Revenue, (Citgo
              Petroleum Corporation Project)
              Series 1984, (Westdeutsche
              Landesbank Girozentrale LOC),
              5.650% 08/01/07**..................  $    5,400
   6,000    Louisiana State Public Facilities
              Authority Hospital Revenue,
              (Willis-Knighton Medical Center
              Project) Series 1997, (AMBAC
              Insured, Dexia Credit Local de
              France SBPA),
              5.400% 09/01/27**..................       6,000
   5,000    Plaquemines, Louisiana Port Harbor
              and Terminal District Port
              Facilities Revenue, (International
              Marine Terminals Project) Series
              1984A, (KBC Bank N.V. LOC),
              Mandatory Put 3/15/01,
              4.200% 03/15/01....................       5,000
                                                   ----------
                                                       31,300
                                                   ----------
            MARYLAND -- 2.2%
   3,000    Baltimore County, Maryland Economic
              Development Revenue, (Notre Dame
              Preparatory School Project) Series
              1998, (Crestar Bank LOC),
              5.600% 06/01/24**#.................       3,000
  27,800    Baltimore, Maryland Industrial
              Development Authority IDR,
              (Baltimore Capital Acquisition
              Project) Series 1986, (Bayerische
              Landesbank LOC),
              5.550% 08/01/16**..................      27,800
                                                   ----------
                                                       30,800
                                                   ----------
            MICHIGAN -- 0.2%
   3,500    Michigan State Housing Development
              Authority Housing Revenue, (Shoal
              Creek Project) Series 1985,
              (Wachovia Bank, N.A. LOC),
              5.500% 10/01/07**..................       3,500
                                                   ----------
            MINNESOTA -- 0.7%
   6,160    Minneapolis, Minnesota Housing
              Development Revenue Refunding,
              (Symphony Place Project) Series
              1988, (FHLMC Guarantee),
              5.400% 12/01/14**..................       6,160
   4,500    Minnesota State Housing Finance
              Agency, (Single-Family Mortgage
              Project) Series 2000D, (Bayerische
              Landesbank, GIC),
              4.300% 05/01/01....................       4,500
                                                   ----------
                                                       10,660
                                                   ----------
            MISSOURI -- 6.1%
  35,900    Missouri State Development Finance
              Board Lease Revenue, (Missouri
              Association of Utilities Lease Pool
              Project) Series 1999, (TransAmerica
              Life and Annuity Guarantee),
              5.650% 12/01/22**..................      35,900

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
-------------------------------------------------------------
            MISSOURI -- (CONTINUED)
 $ 1,600    Missouri State Health and Educational
              Facilities Authority Facilities
              Revenue, (Washington University
              Project) Series 1985B, (Morgan
              Guaranty Trust SBPA),
              5.600% 09/01/10**..................  $    1,600
   6,300    Missouri State Health and Educational
              Facilities Authority Health
              Facilities Revenue Refunding,
              (Sisters of Mercy Health Care
              System Project) Series 1992B,
              (ABN-AMRO N.V. Chicago SBPA, West
              Landesbank SBPA, Dexia Credit Local
              de France SBPA),
              5.600% 06/01/14**..................       6,300
   5,000    Missouri State Health and Educational
              Facilities Authority Revenue,
              (Mehlville School District Advanced
              Funding Project) Series 2000I,
              5.000% 10/01/01....................       5,030
  30,400    Missouri State Health and Educational
              Facilities Authority Revenue,
              (Stowers Institute of Medical
              Research Project) Series 1998A,
              (Morgan Guaranty Trust LOC),
              5.650% 04/01/38**..................      30,400
   4,525    Missouri State Health and Educational
              Facilities Authority School
              District Revenue, (Grandview
              Consolidated School District
              Advanced Funding Project) Series
              2000D,
              5.000% 10/01/01....................       4,552
   3,070    St. Charles County, Missouri
              Industrial Development Authority
              IDR, (A.H. Land Development Company
              Project) Series 1996, AMT,
              (Commerce Bank, N.A. LOC),
              5.770% 06/01/11**..................       3,070
                                                   ----------
                                                       86,852
                                                   ----------
            NEBRASKA -- 0.7%
   9,695    Nebraska Help Inc. Student Loan
              Revenue, Series 1986B, AMT, (SLMA
              Guarantee),
              5.550% 12/01/16**..................       9,695
                                                   ----------
            NEVADA -- 1.2%
   5,850    Clark County, Nevada IDR, (Nevada
              Cogeneration Association I Project)
              Series 1991, AMT, (Canadian
              Imperial Bank of Commerce LOC),
              5.650% 11/01/21**..................       5,850
   5,650    Clark County, Nevada IDR, (Nevada
              Cogeneration Association II
              Project) Series 1990, AMT,
              (Canadian Imperial Bank of Commerce
              LOC),
              5.650% 11/01/20**..................       5,650

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

Nations Municipal Reserves

  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
-------------------------------------------------------------
            NEVADA -- (CONTINUED)
 $ 5,500    Nevada Housing Division Multi-Unit
              Housing Revenue, Series 1999A, AMT,
              (US Bank N.A. LOC),
              5.650% 10/01/30**..................  $    5,500
                                                   ----------
                                                       17,000
                                                   ----------
            NEW MEXICO -- 0.4%
   5,900    Dona Ana County, New Mexico IDR,
              (Foamex Products, Inc. Project)
              Series 1985, (Bank of Nova Scotia
              LOC),
              5.600% 11/01/13**#.................       5,900
                                                   ----------
            NEW YORK -- 3.2%
   7,000    Nassau County, New York Revenue
              Anticipation Notes, Series 2000C,
              (First Union National Bank LOC,
              Bank of Nova Scotia LOC),
              6.000% 04/12/01....................       7,054
  38,990    New York State Dormitory Authority
              Revenue, Series 1998PT-1066, (AMBAC
              Insured, Merrill Lynch SBPA),
              4.550% 07/01/23**#(--).............      38,990
                                                   ----------
                                                       46,044
                                                   ----------
            NORTH CAROLINA -- 6.5%
   5,000    Forsyth County, North Carolina
              Certificates of Participation
              Revenue, (Public Facilities and
              Equipment Project) Series 2000,
              (Wachovia Bank N.A. SBPA),
              5.450% 10/01/20**#.................       5,000
  12,700    North Carolina Educational Facilities
              Finance Agency Revenue,
              (Ravenscroft School Project) Series
              2000, (Wachovia Bank, N.A. LOC),
              5.600% 08/01/20**..................      12,700
  10,000    North Carolina Educational Facilities
              Finance Agency Revenue, (Roman
              Catholic Diocese Project) Series
              2000, (Wachovia Bank, N.A. LOC),
              5.600% 06/01/17**..................      10,000
  13,750    North Carolina Educational Facilities
              Financing Agency Revenue, (Forsyth
              Country School Project) Series
              2000, (Wachovia Bank, N.A. LOC),
              5.600% 12/01/25**..................      13,750
  14,200    North Carolina Educational Facilities
              Financing Agency Revenue,
              (Methodist College Project) Series
              2000, (Wachovia Bank, N.A. LOC),
              5.600% 03/01/22**..................      14,200
   8,800    North Carolina Educational Facilities
              Financing Agency Revenue, (Wake
              Forest University Project) Series
              2000, (Branch Banking and Trust
              Company SBPA),
              5.450% 01/01/18**..................       8,800

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
-------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
 $10,000    North Carolina Medical Care
              Commission Retirement Community
              Revenue, (Adult Communities
              Project) Series 1996, (LaSalle
              National Bank LOC),
              5.500% 11/15/09**..................  $   10,000
   9,800    North Carolina Medical Care Community
              Health Care Facilities Revenue,
              (Randolph Hospital Inc. Project),
              Series 1999, (Wachovia Bank, N.A.
              LOC),
              5.600% 03/01/24**#.................       9,800
     500    North Carolina Medical Care Community
              Hospital Revenue, (Moses H. Cone
              Memorial Hospital Project) Series
              1995, (Wachovia Bank, N.A. SBPA),
              5.500% 09/01/02**..................         500
   8,500    Robeson County, North Carolina
              Industrial Facilities and PCR
              Financing Authority Revenue, (Culp
              Inc. Project) Series 1997, AMT,
              (Wachovia Bank of North Carolina,
              N.A. LOC),
              5.650% 06/01/14**#.................       8,500
                                                   ----------
                                                       93,250
                                                   ----------
            NORTH DAKOTA -- 0.9%
  12,600    Grand Forks, North Dakota Health Care
              Facilities Revenue, (The United
              Hospital Obligated Group Project)
              Series 1996A, (LaSalle National
              Bank LOC),
              5.500% 12/01/25**#.................      12,600
                                                   ----------
            OHIO -- 2.1%
     920    Centerville, Ohio Health Care
              Revenue, (Bethany Lutheran Village
              Hospital Project) Series 1994, (PNC
              Bank of Ohio, N.A. LOC),
              5.500% 11/01/13**#.................         920
   5,000    Clinton County, Ohio Airport
              Facilities Revenue Refunding,
              (Wilmington Air Park, Inc. Project)
              Series 1991, (Wachovia Bank of
              North Carolina, N.A. LOC),
              5.600% 06/01/11**#.................       5,000
     855    Cuyahoga County, Ohio IDR Refunding,
              (Pleasant Lakes Associates Project)
              Series 1995, (Key Bank, N.A. LOC),
              5.600% 05/01/11**#.................         855
     850    Greene County, Ohio IDR, (FC,
              Ltd. - AFC Stamping Project) Series
              1995, AMT, (Key Bank, N.A. LOC),
              5.700% 09/01/16**#.................         850
   9,400    Lucas County, Ohio Facilities
              Improvement Revenue, (Toledo
              Zoological Society Project) Series
              1997, (Key Bank, N.A. LOC),
              5.500% 10/01/05**#.................       9,400
   1,780    Lucas County, Ohio IDR, (Dynamic
              Dies, Inc. Project) Series 1997,
              AMT, (National City Bank LOC),
              5.600% 07/01/09**..................       1,780

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

Nations Municipal Reserves

  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
-------------------------------------------------------------
            OHIO -- (CONTINUED)
 $ 2,279    Ohio Housing Finance Agency
              Multi-Family Housing Revenue,
              (Kenwood Congregation - Retirement
              Project) Series 1985, (Morgan
              Guaranty Trust LOC),
              4.250% 12/01/15**..................  $    2,279
   5,000    Ohio State Air Quality Development
              Authority Revenue Refunding, (Ohio
              Edison Project) Series 1988A,
              (Toronto Dominion Bank LOC),
              Mandatory Put 02/01/01,
              4.100% 02/01/15....................       4,998
   2,000    Ohio State Water Development
              Authority Solid Waste Disposal
              Revenue, (The Timken Company
              Project) Series 1997, AMT,
              (Wachovia Bank of North Carolina,
              N.A. LOC),
              5.750% 07/01/32**..................       2,000
   1,050    Summit County, Ohio IDR, (Oliver
              Printing Company, Inc. Project)
              Series 1997, AMT, (Bank One of
              Akron, N.A. LOC), 5.750%
              02/01/07**#........................       1,050
   1,035    Toledo-Lucas County, Ohio Port
              Authority Facilities Improvement
              Revenue, (YMCA of Greater Toledo
              Project) Series 1996, (Fifth Third
              Bank of Northwestern Ohio LOC),
              5.350% 12/01/21**#.................       1,035
                                                   ----------
                                                       30,167
                                                   ----------
            OKLAHOMA -- 1.5%
  21,910    Payne County, Oklahoma Economic
              Development Authority Revenue,
              (Collegiate Housing Foundation
              Project) Series 2000A, (First Union
              National Bank LOC),
              5.600% 06/01/30**..................      21,910
                                                   ----------
            PENNSYLVANIA -- 3.4%
   2,790    Elk County, Pennsylvania Industrial
              Development Authority Revenue,
              (Clarion Sintered Metals Project)
              Series 1998, AMT, (PNC Bank, N.A.
              LOC),
              5.600% 03/01/09**#.................       2,790
   9,200    Emmaus, Pennsylvania General
              Authority Revenue, (East
              Stroudsburg Pennsylvania Area
              School District Project) Series
              1989B, (Bayerische Landesbank LOC),
              5.650% 03/01/24**..................       9,200
   6,270    Hatfield Township, Pennsylvania
              Industrial Development Authority
              Revenue, (H&N Packaging Project)
              Series 1999A, AMT, (Commerzbank
              LOC),
              5.600% 04/01/19**#.................       6,270
   2,590    Pennsylvania Energy Development
              Authority Revenue, (B&W Ebensburg
              Project) Series 1986, AMT,
              (Landesbank Hessen-Thueringen
              Girozentrale LOC),
              5.500% 12/01/11**..................       2,590

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
-------------------------------------------------------------
            PENNSYLVANIA -- (CONTINUED)
 $ 5,000    Pennsylvania State GO, Series 1994,
              4.750% 05/01/01....................  $    5,011
   3,600    Philadelphia, Pennsylvania
              Redevelopment Authority Revenue,
              (Southwark Plaza, LP Project)
              Series 1997A, (PNC Bank, N.A. LOC),
              5.500% 12/01/03**..................       3,600
  14,200    Quakertown, Pennsylvania General
              Authority Revenue, (Pooled
              Financing Program) Series 1996A,
              (PNC Bank, N.A. LOC),
              5.550% 07/01/26**..................      14,200
   2,300    Schuylkill County, Pennsylvania
              Industrial Development Authority
              Resource Recovery Revenue
              Refunding, (Northeastern Power
              Company Project) Series 1997B, AMT,
              (Dexia Credit Local de France LOC),
              5.650% 12/01/22**..................       2,300
   1,760    Schuylkill County, Pennsylvania
              Industrial Development Authority
              Revenue, (Bon-Ton Stores Project)
              Series 1992, AMT, (PNC Bank, N.A.
              LOC),
              5.600% 02/01/12**#.................       1,760
   1,315    Schuylkill County, Pennsylvania
              Industrial Development Authority
              Revenue, (S. Grumbacher and Son
              Project) Series 1990, (PNC Bank,
              N.A. LOC),
              5.500% 02/01/12**#.................       1,315
                                                   ----------
                                                       49,036
                                                   ----------
            SOUTH CAROLINA -- 7.0%
   4,000    Anderson County, South Carolina IDR,
              (Mikron Corporation Project) Series
              1998, AMT, (UBS AG LOC),
              5.750% 11/01/12**#.................       4,000
   6,000    Berkeley County, South Carolina
              Exempt Facilities Industrial
              Revenue, (Amoco Chemical
              Corporation Project) Series 1997,
              AMT, (BP Amoco plc Guarantee),
              5.700% 04/01/27**..................       6,000
   9,000    Charleston County, South Carolina
              School District, Series 2000,
              4.600% 04/13/01....................       9,014
   1,000    Cherokee County, South Carolina
              Industrial Revenue Refunding,
              (Holmberg Electronic Corporation
              Project) Series 1989, (Wachovia
              Bank of North Carolina, N.A. LOC),
              5.950% 11/01/04**#.................       1,000
  15,000    Florence County, South Carolina
              Hospital Revenue, (McLeod Regional
              Medical Center) Series 1985A, (FGIC
              Insured, First Union National Bank
              SBPA),
              5.450% 11/01/15**..................      15,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

Nations Municipal Reserves

  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
-------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
 $ 5,000    Greenville County, South Carolina
              Industrial Revenue, (Edgcomb Metals
              Company Project) Series 1984,
              (Wells Fargo Bank LOC),
              5.600% 08/01/09**#.................  $    5,000
  20,000    Richland County, South Carolina
              School District Number 001 GO BAN,
              (South Carolina School District
              Enhancement Program), Series 2000,
              4.750% 09/14/01....................      20,082
   1,500    South Carolina Jobs Economic
              Development Authority Development
              Revenue, (Spartanburg YMCA Project)
              Series 1996, (First Union National
              Bank LOC),
              5.550% 06/01/18**#.................       1,500
   3,100    South Carolina Jobs Economic
              Development Authority Health
              Facilities Revenue, (Greenville
              Baptist Retirement Community
              Project) Series 1997, (Wachovia
              Bank of North Carolina, N.A. LOC),
              5.600% 10/01/19**#.................       3,100
   3,200    South Carolina Jobs Economic
              Development Authority IDR, (Banks
              Construction Company Project)
              Series 1999, AMT, (Wachovia Bank
              N.A. LOC),
              5.700% 05/01/09**#.................       3,200
     700    South Carolina Jobs Economic
              Development Authority IDR,
              (Chambers Oakridge Landfill
              Project) Series 1990, AMT, (Morgan
              Guaranty Trust LOC),
              5.600% 12/01/01**#.................         700
  30,000    South Carolina Jobs Economic
              Development Authority Revenue, (St.
              Francis Hospital-Bon Secours
              Project) Series 1999PT-328,
              (Merrill Lynch Guarantee, Merrill
              Lynch SBPA),
              5.770% 01/01/01**##(--)............      30,000
                                                   ----------
                                                       98,596
                                                   ----------
            SOUTH DAKOTA -- 0.0%(!)
     530    South Dakota Economic Development
              Financing Authority IDR Refunding,
              (Lomar Development Company Project)
              Series 1996B, AMT, (US Bank, N.A.
              LOC),
              6.000% 08/01/08**#.................         530
                                                   ----------
            TENNESSEE -- 3.7%
   8,500    Bristol, Tennessee Health and
              Education Facilities Revenue,
              Series 1995A, (FGIC Insured,
              Citibank SBPA),
              5.650% 02/28/14**##(--)............       8,500
   2,000    Dickson County, Tennessee Industrial
              Development Board Revenue, (The
              Jackson Foundation-Renaissance
              Learning Center Project) Series
              1997, (SunTrust Bank of Nashville
              LOC),
              5.600% 11/01/12**#.................       2,000

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
-------------------------------------------------------------
            TENNESSEE -- (CONTINUED)
 $ 6,260    Franklin County, Tennessee Health and
              Educational Facilities Board
              Revenue, (University of the South
              Project) Series 1998B, (AmSouth
              Bank of Alabama LOC),
              5.550% 09/01/18**..................  $    6,260
   7,420    Memphis, Tennessee Center City
              Revenue Finance Corporation
              Multi-Family Housing Revenue,
              (Riverset Apartments Project)
              Series 1998PT-1019, (Merrill Lynch
              Guarantee, Merrill Lynch SBPA),
              5.820% 10/01/19**##(--)............       7,420
   9,110    Metropolitan Government Nashville and
              Davidson County, Tennessee Health
              and Education Facilities Board
              Revenue, (Adventist/Sunbelt
              Retirement Project) Series 1996A,
              (SunTrust Bank Central Florida
              LOC),
              5.470% 11/15/26**..................       9,110
   3,700    Monroe County, Tennessee Industrial
              Development Board IDR, (American
              Transit Corporation Project) Series
              1986, (BankBoston LOC),
              5.600% 08/01/06**#.................       3,700
   1,500    Springfield, Tennessee Industrial
              Development Board Revenue, (All
              American Homes of Tennessee
              Project) Series 1994, AMT, (Bank
              One of Michigan, N.A. LOC),
              5.750% 11/01/09**#.................       1,500
  14,400    Tennessee Volunteer State Student
              Funding Corporation Student Loan
              Revenue, Series 1998A-2, AMT,
              (State Street Bank and Trust LOC),
              5.500% 12/01/23**..................      14,400
                                                   ----------
                                                       52,890
                                                   ----------
            TEXAS -- 14.5%
  11,500    Brazos River Authority, Texas PCR
              Refunding, (Texas Utilities
              Electric Company Project) Series
              1999C, AMT, (Bank of New York LOC),
              5.600% 03/01/32**..................      11,500
  16,180    Dallas-Fort Worth, Texas
              International Airport Facility
              Revenue, (Airport Facilities
              Flightsafety Project) Series 1999,
              AMT, (OBH, Inc. Guarantee),
              5.700% 07/01/32**#.................      16,180
   6,700    Grand Prairie, Texas Housing Finance
              Multi-Family Housing Revenue,
              Series 1993, (GE Credit Corporation
              Guarantee),
              5.450% 06/01/10**..................       6,700
   2,300    Grapevine, Texas Industrial
              Development Corporation Airport
              Revenue, (Southern Air
              Transportation Project) Series
              1993, (Bank One Texas N.A. LOC),
              5.450% 03/01/10**..................       2,300

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

Nations Municipal Reserves

  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
-------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 1,500    Grapevine, Texas Industrial
              Development Corporation Revenue,
              (American Airlines, Inc. Project)
              Series 1984B-2, (Bayerische
              Landesbank LOC),
              5.500% 12/01/24**..................  $    1,500
   1,600    Gulf Coast, Texas Industrial
              Development Authority Marine
              Terminal Revenue, (Amoco Oil
              Company Project) Series 1993, AMT,
              (BP Amoco plc Guarantee),
              5.700% 04/01/28**#.................       1,600
   3,400    Gulf Coast, Texas Waste Disposal
              Authority PCR, (Amoco Oil Company
              Project) Series 1994, AMT, (BP
              Amoco plc Guarantee),
              5.700% 06/01/24**..................       3,400
  15,000    Mesquite, Texas Independent School
              District GO, (Texas Permanent Fund
              Insured, Morgan Guaranty Trust
              SBPA), Mandatory Put 02/01/01,
              4.450% 08/15/25....................      15,005
   1,200    Nueces County, Texas Health
              Facilities Development Corporation
              Revenue, (Driscoll Foundation
              Childrens Hospital Project) Series
              1985, (Bank One of Texas, N.A.
              LOC),
              5.550% 07/01/15**..................       1,200
   3,300    Panhandle-Plains, Texas Higher
              Education Authority Student Loan
              Revenue, Series 1991B, AMT,
              (Student Loan Marketing Guarantee),
              5.500% 06/01/21**..................       3,300
   5,000    Panhandle-Plains, Texas Higher
              Education Authority Student Loan
              Revenue, Series 1997Y, AMT,
              (Student Loan Marketing Guarantee),
              5.500% 10/01/02**..................       5,000
   6,000    Port of Corpus Christi, Texas
              Industrial Development Corporation
              Environmental Facilities Revenue,
              (Citgo Petroleum Corporation
              Project) Series 1998, AMT, (Bank
              One Oklahoma N.A. LOC),
              5.750% 08/01/28**..................       6,000
   8,000    Sulphur Springs, Texas IDR, (Hon
              Industries Inc. Project) Series
              1985, (Northern Trust Company LOC),
              5.700% 12/01/13**#.................       8,000
  55,000    Texas Municipal Gas Corporation Gas
              Reserves Revenue, Sr. Lien, Series
              1998, (FSA Insured, Societe
              Generale SBPA),
              5.450% 01/15/23**..................      55,000
   2,100    Texas Sabine River Authority PCR,
              (Texas Utilities Electric Company
              Project) Series 1995A, AMT, (Morgan
              Guaranty Trust LOC),
              5.650% 04/01/30**..................       2,100
  65,000    Texas State TRAN, Series 2000,
              5.250% 08/31/01....................      65,558

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
-------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 1,000    Trinity River, Texas Industrial
              Development Authority Revenue,
              (Toys R Us - Nytex Inc. Project)
              Series 1984, (Bankers Trust Company
              LOC),
              5.625% 11/01/14**#.................  $    1,000
                                                   ----------
                                                      205,343
                                                   ----------
            UTAH -- 0.9%
   9,900    Intermountain Power Agency Municipal
              Trust Receipts Power Supply
              Revenue, Series 1996CMC-4, (FSA
              Insured, Chase Manhattan SBPA),
              5.650% 07/01/03**#(--).............       9,900
   3,200    West Valley City, Utah Industrial
              Development Authority Revenue,
              (Johnson Matthey Inc. Project)
              Series 1987, (HSC Bank of USA LOC),
              5.650% 12/01/11**..................       3,200
                                                   ----------
                                                       13,100
                                                   ----------
            VERMONT -- 1.7%
   6,390    Vermont Educational and Health
              Buildings Financing Agency Revenue,
              (Middlebury College Project) Series
              1988A, Mandatory Put 05/01/01,
              4.350% 05/01/28....................       6,390
   7,455    Vermont Educational and Health
              Buildings Financing Agency Revenue,
              (Middlebury College Project) Series
              1988A, Mandatory Put 11/01/00,
              3.850% 11/01/00....................       7,455
  10,300    Vermont Industrial Development
              Authority Revenue, (Ryegate Wood
              Energy Company Project) Series
              1990, AMT, (ABN AMRO Bank N.V.
              LOC),
              5.650% 12/01/15**..................      10,300
                                                   ----------
                                                       24,145
                                                   ----------
            VIRGINIA -- 1.8%
   5,600    Albemarle County, Virginia Industrial
              Development Authority Health
              Services Revenue, (University of
              Virginia Health Services Foundation
              Project) Series 1996, (First Union
              National Bank LOC),
              5.400% 02/01/26**..................       5,600
   6,425    Madison County, Virginia Industrial
              Development Authority Revenue,
              (Madison Wood Preservers Project)
              Series 1998, AMT, (Wachovia Bank of
              North Carolina LOC),
              5.700% 06/01/13**#.................       6,425
  13,080    Virginia Beach, Virginia Development
              Authority Multi-Family Housing
              Revenue, (Briarwood Apartments
              Project) Series 1999PT-1146,
              (Merrill Lynch Guarantee, Merrill
              Lynch SBPA),
              5.770% 04/01/23**##(--)............      13,080

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

Nations Municipal Reserves

  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
-------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $ 1,075    Winchester, Virginia Industrial
              Development Authority Revenue,
              (Midwesco Filter Resource, Inc.
              Project) Series 1995, (Harris Trust
              & Savings Bank LOC),
              5.750% 08/01/07**..................  $    1,075
                                                   ----------
                                                       26,180
                                                   ----------
            WASHINGTON -- 0.0%(!)
     600    Port of Skagit County, Washington
              Industrial Development Corporation
              Revenue, (Cascade Clear Water
              Company Project) Series 1995, AMT,
              (Key Bank N.A. LOC),
              5.750% 12/01/20**#.................         600
                                                   ----------
            WEST VIRGINIA -- 0.8%
     800    Ohio County, West Virginia IDR, (Ohio
              Valley - Clarksburg Drug Company
              Project) Series 1986, AMT, (PNC
              Bank of Ohio, N.A. LOC),
              4.600% 12/01/01**#.................         800
  10,000    Pleasants County, West Virginia
              County Commission IDR, (Simex, Inc.
              Building Project) Series 1999, AMT,
              (PNC Bank N.A. LOC),
              5.600% 12/01/19**..................      10,000
                                                   ----------
                                                       10,800
                                                   ----------
            WISCONSIN -- 4.3%
  13,500    Kenosha, Wisconsin Unified School
              District No. 001 TRAN, Series
              1999A, (Monumental Life GIC),
              4.150% 10/06/00....................      13,501
  18,000    Kenosha, Wisconsin Unified School
              District No. 001 TRAN, Series
              2000A, (AIG GIC),
              4.750% 10/05/01....................      18,069
     820    Milwaukee, Wisconsin IDR, (Mandel
              Company Project) Series 1997, AMT,
              (US Bank, N.A. LOC),
              6.000% 04/01/07**..................         820
   4,150    Pleasant Prairie, Wisconsin IDR,
              (Nucon Corporation Project) Series
              1995, AMT, (American National Bank
              & Trust Company LOC),
              5.650% 02/01/22**#.................       4,150
  25,370    Wisconsin State Health and
              Educational Facilities Authority
              Revenue, (St. Luke's Medical Center
              Project) Series 1987, (First
              National Bank of Chicago LOC),
              5.550% 12/01/17**#.................      25,370
                                                   ----------
                                                       61,910
                                                   ----------
            TOTAL MUNICIPAL BONDS AND NOTES
              (Cost $1,442,551)..................   1,442,551
                                                   ----------

                                                   VALUE
                                                   (000)
-----------------------------------------------------------
          TOTAL INVESTMENTS
            (Cost $1,442,551*)........  101.1%   $1,442,551
                                                 ----------
          OTHER ASSETS AND LIABILITIES
            (NET).....................  (1.1)%
          Receivable for investment securities
            sold..............................   $   11,000
          Receivable for Fund shares sold.....       21,817
          Interest receivable.................        8,877
          Payable for Fund shares redeemed....       (9,883)
          Investment advisory fee payable.....         (166)
          Administration fee payable..........          (24)
          Shareholder servicing and
            distribution fees payable.........         (476)
          Due to custodian....................       (9,961)
          Distributions payable...............       (4,777)
          Payable for investment securities
            purchased.........................      (31,369)
          Accrued Trustees' fees and
            expenses..........................          (32)
          Accrued expenses and other
            liabilities.......................         (116)
                                                 ----------
          TOTAL OTHER ASSETS AND LIABILITIES
            (NET).............................      (15,110)
                                                 ----------
          NET ASSETS..................  100.0%   $1,427,441
                                                 ==========
          NET ASSETS CONSIST OF:
          Accumulated net realized loss on
            investments sold..................   $     (188)
          Paid-in capital.....................    1,427,629
                                                 ----------
          NET ASSETS..........................   $1,427,441
                                                 ==========
          NET ASSET VALUE, OFFERING AND
            REDEMPTION PRICE PER SHARE

          CAPITAL CLASS SHARES:
          ($160,079,665 / 160,272,622 shares
            outstanding)......................        $1.00
                                                      =====
          TRUST CLASS SHARES:
          ($417,555,416 / 417,553,833 shares
            outstanding)......................        $1.00
                                                      =====
          LIQUIDITY CLASS SHARES:
          ($59,689,541 / 59,689,453 shares
            outstanding)......................        $1.00
                                                      =====
          ADVISER CLASS SHARES:
          ($99,061,320 / 99,119,274 shares
            outstanding)......................        $1.00
                                                      =====
          INVESTOR CLASS SHARES:
          ($53,849,130 / 53,894,375 shares
            outstanding)......................        $1.00
                                                      =====
          MARKET CLASS SHARES:
          ($164,999,784 / 165,000,010 shares
            outstanding)......................        $1.00
                                                      =====

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

Nations Municipal Reserves

  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2000 (UNAUDITED)


                                                   VALUE
-----------------------------------------------------------
          DAILY CLASS SHARES:
          ($464,014,534 / 464,020,996 shares
            outstanding)......................        $1.00
                                                      =====
          SERVICE CLASS SHARES:
          ($8,100,008 / 8,100,010 shares
            outstanding)......................        $1.00
                                                      =====
          INVESTOR B SHARES:
          ($91,995 / 91,995 shares
            outstanding)......................        $1.00
                                                      =====

---------------

 *    Aggregate cost for federal tax purposes.

 ** Variable rate demand notes. The interest rate shown reflects the rate in effect at September 30, 2000. These securities are subject to demand features of either one, seven or thirty days.

(--)  Restricted Security (Note 5).

 # Security not registered under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

## Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(!)   Amount represents less than 0.1%.

Nations Municipal Reserves had the following industry concentrations greater than 10% at September 30, 2000 (as a percentage of net assets):

   Education Revenue                                                    22.0%
   HealthCare Revenue                                                   17.6%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

Nations California Tax-Exempt Reserves

  STATEMENT OF NET ASSETS                         SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
-------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 99.7%
            CALIFORNIA -- 98.9%
 $15,480    Alameda County, California Corridor
              Transportation Authority Revenue,
              Series 1999CMC-1,
              4.650% 04/01/07**##................  $   15,480
   1,570    Alameda County, California Industrial
              Development Authority Revenue,
              (Adeline Association Project)
              Series 1997A, AMT,
              4.600% 11/01/27**..................       1,570
   1,075    Alameda County, California Industrial
              Development Authority Revenue,
              (Plyproperties Project) Series
              1997A, AMT,
              4.600% 05/01/27**..................       1,075
   2,795    Alameda County, California
              Multi-Family Housing Revenue,
              (Berkeleyan Project) Series 1998A,
              AMT, (Wells Fargo Bank N.A. LOC),
              3.650% 04/01/28**..................       2,795
  10,000    Alameda County, California Public
              Financing Authority Revenue,
              (Alameda Point and Improvement
              Project) Series 1999A,
              4.400% 09/01/12**..................      10,000
  22,000    Alemeda County, California GO TRAN,
              Series 2000,
              5.000% 07/02/01....................      22,111
   2,900    Alemeda County, California Industrial
              Development Authority Revenue,
              (West Coast Pack LLC Project)
              Series 1999A, AMT, (LaSalle
              National Bank LOC),
              3.650% 04/01/29**..................       2,900
   3,000    Anaheim, California Housing Authority
              Multi-Family Housing Revenue
              Refunding, (Park Vista Apartments
              Project) Series 1993A,
              4.400% 12/15/23**..................       3,000
   5,500    Anaheim, California Unified High
              School District Certificates of
              Participation, (School Faculty
              Bridging Funding Project) Series
              1999, (FSA Insured, First Union
              National Bank SBPA),
              4.500% 09/01/13**..................       5,500
   6,000    California Community College
              Financing Authority TRAN, Series
              2000B,
              5.000% 08/03/01....................       6,059
  20,000    California Community Financing
              Authority TRAN, Series 2000A,
              5.000% 06/29/01....................      20,108
  14,275    California Educational Facilities
              Authority Revenue, Series 2000A,
              4.820% 10/01/27**##................      14,275
  20,000    California GO,
              3.850% 10/12/00**..................      20,000
  25,000    California GO,
              3.950% 10/18/00**..................      25,000
   6,000    California GO,
              3.700% 12/07/00**..................       6,000

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
-------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $15,100    California GO,
              4.820% 04/01/04**(!)...............  $   15,100
  10,000    California GO,
            4.820% 02/01/06**##..................      10,000
   8,380    California GO,
            4.820% 10/01/24**##..................       8,380
  17,000    California Golden Empire Schools
              Financing Authority Lease Revenue,
              (Kern High School District Project)
              Series 1999, (Canadian Imperial
              Bank of Commerce LOC),
              4.400% 08/01/29**..................      17,000
   2,045    California Golden Empire Schools
              Financing Authority Revenue, (Kern
              High School District Project)
              Series 1995A, (Canadian Imperial
              Bank LOC),
              4.500% 12/01/24**..................       2,045
   3,700    California Health Facilities
              Financing Authority Revenue
              Refunding, (St. Joseph Health
              Systems Project) Series 1985A,
              4.750% 07/01/12**..................       3,700
   7,000    California Health Facilities
              Financing Authority Revenue,
              (Adventist Health Systems Project)
              Series 1998B,
              4.750% 09/01/28**..................       7,000
  10,995    California Health Facilities
              Financing Authority Revenue, Series
              1998CMC-6,
              4.650% 06/01/12**##................      10,995
   6,365    California Health Facilities
              Financing Authority Revenue, Series
              1999,
              5.020% 12/01/25**##................       6,365
   2,000    California Housing Finance Agency
              Multi-Unit Rental Housing Revenue,
              Series 1992, (MBIA Insured),
              5.550% 08/01/10**..................       2,000
   2,000    California Housing Finance Agency
              Multi-Unit Rental Housing Revenue,
              Series 1992A, (MBIA Insured),
              4.200% 08/01/07**..................       2,000
   3,145    California Housing Finance Agency
              Multi-Unit Rental Housing Revenue,
              Series 1992A, (MBIA Insured),
              4.200% 08/01/08**..................       3,145
  11,950    California Housing Finance Agency
              Multi-Unit Rental Housing,
              4.820% 08/01/10**##................      11,950
   4,850    California Housing Finance Agency
              Revenue, Series 1993PA-58,
              4.520% 02/01/24**##................       4,850
   2,800    California Housing Finance Agency
              Revenue, Series 1995,
              4.600% 08/01/26**..................       2,800
   3,400    California Housing Finance Agency
              Revenue, Series 2000G, AMT, (FSA
              Insured),
              4.300% 08/01/31**..................       3,400

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

Nations California Tax-Exempt Reserves

  STATEMENT OF NET ASSETS  (CONTINUED)            SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
-------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $10,000    California Infrastructure and
              Economic Development Bank Revenue,
              (Independent Systems Operations
              Corporation Project) Series 2000A,
              4.400% 04/01/08**..................  $   10,000
   2,200    California M-S-R Public Power Agency
              Revenue, (San Juan Project) Series
              1997D, (MBIA Insured, National
              Westminster LOC),
              4.400% 07/01/18**..................       2,200
   3,600    California Pollution Control
              Financing Authority PCR Refunding,
              (Pacific Gas and Electric
              Corporation Project) Series 1996A,
              AMT, (UBS AG LOC),
              4.500% 12/01/16**...................       3,600
  14,500    California Pollution Control
              Financing Authority PCR Refunding,
              (Pacific Gas and Electric
              Corporation Project) Series 1996B,
              AMT, (Rabobank Nederland LOC),
              4.450% 12/01/16**..................      14,500
  11,000    California Pollution Control
              Financing Authority PCR Refunding,
              (Pacific Gas and Electric
              Corporation Project) Series 1996F,
              (Banque Nationale de Paris LOC),
              4.700% 11/01/26**..................      11,000
  43,920    California Pollution Control
              Financing Authority PCR Refunding,
              (Pacific Gas and Electric
              Corporation Project) Series 1996G,
              4.650% 02/01/16**..................      43,920
  26,600    California Pollution Control
              Financing Authority PCR Refunding,
              (Pacific Gas and Electric
              Corporation Project) Series 1997B,
              AMT, (Deutsche Bank A.G. LOC),
              4.700% 11/01/26**..................      26,600
  59,500    California Pollution Control
              Financing Authority PCR Refunding,
              (Pacific Gas and Electric
              Corporation Project) Series 1997C,
              AMT, (KBC Bank N.V. LOC),
              4.800% 11/01/26**..................      59,499
   3,790    California Pollution Control
              Financing Authority PCR, (Chevron
              USA, Inc. Project) Series 1984,
              4.150% 05/15/02....................       3,790
   8,100    California Pollution Control
              Financing Authority PCR, (Pacific
              Gas & Electric Corporation Project)
              Series 1996, (Morgan Guaranty Trust
              LOC),
              5.150% 11/01/26**..................       8,100
  19,300    California Pollution Control
              Financing Authority PCR, (Southern
              California Edison Company Project)
              Series 1985B,
              3.550% 03/01/08....................      19,300

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
-------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $ 9,600    California Pollution Control
              Financing Authority PCR, (Southern
              California Edison Company Project)
              Series 1985B,
              3.800% 03/01/08....................  $    9,600
  21,000    California Pollution Control
              Financing Authority PCR, (Southern
              California Edison Company Project)
              Series 1985C,
              3.650% 03/01/08**..................      21,000
   3,500    California Pollution Control
              Financing Authority PCR, (Southern
              California Edison Company Project)
              Series 1985C,
              3.750% 03/01/08**..................       3,500
  16,000    California Pollution Control
              Financing Authority PCR, (Southern
              California Edison Company Project)
              Series 1985D,
              3.700% 01/17/01**..................      16,000
   7,750    California Pollution Control
              Financing Authority PCR, (Southern
              California Edison Company Project)
              Series 1985D,
              3.750% 03/01/08**..................       7,750
   2,900    California Pollution Control
              Financing Authority PCR, (Southern
              California Edison Company Project)
              Series 1986B,
              5.050% 02/28/08**..................       2,900
   2,400    California Pollution Control
              Financing Authority Resource
              Recovery PCR, (Delano Project)
              Series 1990, AMT, (ABN-AMRO Bank
              N.V. LOC),
              5.100% 08/01/19**..................       2,400
   3,875    California Pollution Control
              Financing Authority Resource
              Recovery PCR, (Delano Project)
              Series 1990, AMT, (ABN-AMRO Bank
              N.V. LOC),
              5.100% 08/01/19**...................       3,875
   5,200    California Pollution Control
              Financing Authority Resource
              Recovery PCR, (Delano Project)
              Series 1991, AMT,
              5.100% 08/01/19**...................       5,200
   8,000    California Pollution Control
              Financing Authority Resource
              Recovery Revenue, (Atlantic
              Richfield Company Project) Series
              1994A,
              4.700% 12/01/24**...................       8,000
   2,900    California Pollution Control
              Financing Authority Resource
              Recovery Revenue, (OMS Equity
              Stanislaus Project) Series 1987,
              AMT, (Westdeutsche Landesbank LOC),
              5.050% 12/01/17**..................       2,900
   1,800    California Pollution Control
              Financing Authority Solid Waste
              Disposal Revenue, (Santa Clara
              Valley Industries Project) Series
              1998A, AMT,
              4.750% 03/01/18**..................       1,800
   3,000    California Pollution Control
              Financing Authority, Solid Waste
              Disposal Revenue, (Shell Martinez
              Refining Company Project) Series
              1996A, (GTY AGMT),
              4.750% 10/01/31**..................       3,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

Nations California Tax-Exempt Reserves

  STATEMENT OF NET ASSETS  (CONTINUED)            SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
-------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $35,000    California School Cash Reserve
              Program Authority, Series 2000,
              5.250% 07/03/01....................  $   35,281
  10,315    California School Financing Authority
              Revenue, (Interim Financing
              Notes-Smart Bonds) Series 2000C,
              4.750% 10/01/00....................      10,315
  17,270    California State Department of Water
              Resources, 4.820% 12/01/29**##.....      17,270
   2,975    California State Economic Development
              Financing Authority IDR, (Serra
              Microchassis Project) Series 1997,
              (U.S. Bank LOC) 5.150%
              08/01/27**.........................       2,975
   6,425    California State Floating Rate
              Receipts, Series 1997SG-89, 4.520%
              10/01/18**##.......................       6,425
   8,385    California State Floating Rate
              Receipts, Series 1997SG-95, 4.520%
              09/01/16**##.......................       8,385
  35,000    California State GO, Floating Rate
              Receipts, Series 1998PT-1072,
              4.520% 02/01/21**##................      35,000
   3,975    California State GO, Municipal Trust
              Receipts, Series 1996SGB-7, (FGIC-
              TCRS Insured), 4.820%
              09/01/21**##.......................       3,975
  15,950    California State GO, Municipal Trust
              Receipts, Series 1997SGA-54, (AMBAC
              Insured, Societe Generale SBPA),
              5.030% 06/01/21**##................      15,950
  17,085    California State GO, Series 1997,
              AMT, 3.600% 12/01/32...............      17,040
   3,900    California Statewide Communities
              Development Authority Certificates
              of Participation, (University
              Retirement Community at Davis
              Project) Series 1998, (Bank of
              Scotland LOC), 4.700% 11/15/28**...       3,900
   1,000    California Statewide Communities
              Development Authority Lease
              Revenue, Floating Rate Receipts,
              Series 1999PA-457, 5.420%
              10/01/33**##.......................       1,000
   4,600    California Statewide Communities
              Development Authority Multi-Family
              Housing Revenue, (Pittsburg Plaza
              Apartments Project) Series 1997K,
              AMT, 4.450% 09/01/27**.............       4,600
   3,170    California Statewide Communities
              Development Authority Multi-Family
              Revenue, (Aegis Pleasant Hill
              Project) Series 1997H, AMT, (The
              Chase Manhattan Bank LOC), 4.600%
              07/01/27**.........................       3,170

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
-------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $ 6,240    California Statewide Communities
              Development Authority Multi-Family
              Revenue, Floating Rate Receipts,
              Series 1999PT-1161, 4.770%
              12/01/41**##.......................  $    6,240
  25,940    California Statewide Communities
              Development Authority Special
              Facilities Revenue, Series 1999,
              5.420% 10/01/34**##................      25,940
  32,825    California Statewide Communities
              Development Authority TRAN, Series
              2000A, (FSA Insured), 5.250%
              06/29/01...........................      33,054
   2,120    California Statewide Communities
              Development Authority, 5.400%
              10/01/00...........................       2,120
   8,200    Camarillo, California Multi-Family
              Housing Revenue, (Ponderosa Senior
              Housing-Heritage Park Project)
              Series 1989A, AMT, (FNMA Collateral
              Agreement), 4.450% 07/15/19**......       8,200
   5,000    Chula Vista, California IDR, (San
              Diego Gas and Electric Company
              Project) Series 1992C, AMT, 4.050%
              10/16/00...........................       5,000
   7,600    Chula Vista, California IDR, (San
              Diego Gas and Electric Company
              Project) Series 1996B, AMT, 5.100%
              12/01/21**.........................       7,600
   3,600    Chula Vista, California Industrial
              Development Revenue Refunding, (San
              Diego Gas Project) Series 1996A,
              5.000% 07/01/21**..................       3,600
   7,040    Chula Vista, California Multi-Family
              Housing Revenue, (Terra Nova
              Project) Series 1992A, (Dresdner
              Bank AG LOC), 4.400% 03/01/05**....       7,040
   6,000    East Bay Municipal Utility District
              Water Series 3.050% 10/05/00**.....       6,000
   3,000    East Bay Municipal Utility
              District - Water Series 3.800%
              11/15/00**.........................       3,000
  12,600    East Bay Municipal Utility
              District - Water Series 4.000%
              12/06/00**.........................      12,600
  25,000    Eastern Municipal Water District,
              California Water and Sewer Revenue
              Certificates of Participation,
              Series 1993B, (FGIC Insured),
              4.400% 07/01/20**..................      25,000
   3,800    Elsinore Valley, California Municipal
              Water District Certificates of
              Participation, Series 2000A, (FGIC
              Insured), 4.500% 07/01/29**........       3,800

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

Nations California Tax-Exempt Reserves

  STATEMENT OF NET ASSETS  (CONTINUED)            SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
-------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $ 4,000    Fremont, California Multi-Family
              Housing Revenue, (Creekside Village
              Apartments Project) Series 1985D,
              (KBC Bank N.V. LOC), 4.300%
              09/01/07**.........................  $    4,000
  15,200    Fresno, California Sewer Revenue
              Refunding, Sub-Lien, Series 2000A,
              (FGIC Insured), 4.400%
              09/01/25**.........................      15,200
  15,000    Glendale, California Certificates of
              Participation, (Police Building
              Project) Series 2000, (Morgan
              Guaranty Trust SPA), 4.400%
              06/01/30**.........................      15,000
   2,850    Hayward, California Multi-Family
              Housing Revenue, (Shorewood
              Project) Series 1984A, (FGIC
              Insured), 4.400% 08/01/14**........       2,850
   4,655    Indio, California Multi-Family
              Housing Revenue, (Western Federal
              Savings Project) Series 1985,
              (Wells Fargo and Company LOC),
              4.550% 06/01/05**..................       4,655
   7,800    Irvine Ranch, California Water
              District Revenue Refunding GO,
              Series 1985B, (Landesbank Hessen
              LOC), 4.950% 10/01/04**............       7,800
   1,900    Irvine Ranch, California Water
              District Revenue, Series 1991,
              4.750% 08/01/16**..................       1,900
   2,900    Kern County, California Certificates
              of Participation, (Kern Public
              Facilities Project) Series 1986B,
              (Bayerische Landesbank LOC), 4.500%
              08/01/06**.........................       2,900
   3,100    Kern County, California Certificates
              of Participation, (Kern Public
              Facilities Project) Series 1986D,
              (Bayerische Landesbank LOC), 4.500%
              08/01/06**.........................       3,100
  30,000    Kern County, California TRAN, Series
              2000, 5.000% 07/02/01..............      30,151
     100    Livermore, California Multi-Family
              Revenue, Series 1988A, (FNMA
              Collateral Agreement), 4.500%
              07/15/18**.........................         100
  13,000    Long Beach, California GO, 4.920%
              05/15/15**##.......................      13,000
  18,400    Long Beach, California Harbor
              Revenue, Series 1994A, AMT, 3.650%
              03/04/23**.........................      18,400
   1,060    Long Beach, California Harbor
              Revenue, Series 2000PA-651, AMT,
              (FGIC Insured), 4.600%
              05/15/19**##.......................       1,060

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
-------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $ 9,995    Long Beach, California Revenue,
              Municipal Securities Trust
              Receipts, Series 1998CMC-1, 4.750%
              05/15/07**##.......................  $    9,995
  10,060    Los Angeles County, California
              Capital Asset Lease Corporation,
              3.850% 10/06/00**..................      10,060
  18,000    Los Angeles County, California
              Capital Asset Lease Corporation,
              3.950% 10/18/00**..................      18,000
   4,000    Los Angeles County, California
              Certificates of Participation,
              (Schools Pooled Financing Program)
              Series 2000B, 5.000% 10/02/01......       4,040
  17,500    Los Angeles County, California GO
              TRAN, Series 2000A, 5.000%
              06/29/01...........................      17,606
  15,000    Los Angeles County, California
              Metropolitan Transportation
              Authority Revenue, Series 1996-2,
              (FSA Insured), 4.820%
              07/01/21**##.......................      15,000
  16,070    Los Angeles County, California
              Metropolitan Transportation
              Authority Revenue, Series
              1996SGB-3, (FSA Insured), 4.820%
              07/01/16**##.......................      16,070
  13,355    Los Angeles County, California
              Metropolitan Transportation
              Authority Sales Tax Revenue, Series
              1998CMC-2, 4.650% 07/01/07**##.....      13,355
  18,600    Los Angeles County, California
              Pension Obligation Revenue
              Refunding, Series 1996A, 4.250%
              06/30/07**.........................      18,600
   3,000    Los Angeles County, California
              Pension Obligation Revenue
              Refunding, Series 1996B, (AMBAC
              Insured, Dexia Credit Local de
              France SPA), 4.250% 06/30/07**.....       3,000
   8,000    Los Angeles County, California
              Pension Obligation Revenue
              Refunding, Series 1996C, (AMBAC
              Insured, Bank of Nova Scotia SPA),
              4.250% 06/30/07**..................       8,000
   3,600    Los Angeles County, California
              Transportation Commission Sales Tax
              Revenue Refunding, Series 1992A,
              (FGIC Insured, Bayerische
              Landesbank SPA), 4.250%
              07/01/12**.........................       3,600
  51,000    Los Angeles, California Department of
              Water and Power Electric Plant
              Revenue, Series 2000B-2, 4.450%
              02/01/10**.........................      51,000
   2,500    Los Angeles, California Department of
              Water and Power Electric Plant
              Revenue, Series 2000D, (Toronto
              Dominion Bank LOC), 4.450%
              02/01/10**.........................       2,500

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

Nations California Tax-Exempt Reserves

  STATEMENT OF NET ASSETS  (CONTINUED)            SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
-------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $ 6,700    Los Angeles, California Department of
              Water and Power Electric Plant
              Revenue, Series 2000E-2, 4.450%
              02/01/10**.........................  $    6,700
   2,000    Los Angeles, California Industrial
              Development Authority IDR, (Delta
              Tau Data Systems, Inc. Project)
              Series 1998, AMT, 4.700%
              08/01/23**.........................       2,000
  22,100    Los Angeles, California Multi-Family
              Housing Revenue, (Fountain Park
              Project) Series 1999P, AMT, 4.450%
              04/15/33**.........................      22,100
  10,000    Los Angeles, California Wastewater
              Systems Revenue, Series 1996SGA-26,
              (MBIA Insured, Societe Generale
              SPA), 5.000% 06/01/24**##..........      10,000
   4,750    Metropolitan Water District of
              Southern California Waterworks
              Revenue, Series 1999, 4.520%
              07/01/27**##.......................       4,750
  15,000    Metropolitan Water District of
              Southern California Waterworks
              Revenue, Series 2000B-1,
              (Westdeutsche Landesbank SPA)
              4.750% 07/01/35**..................      15,000
   3,175    Modesto, California Multi-Family
              Housing Revenue Refunding, (Live
              Oaks Apartments Project) Series
              1994, (FNMA Collateral Agreement),
              4.450% 09/01/24**..................       3,175
   3,800    Monterey County, California Financing
              Authority Revenue, (Reclamation and
              Distribution Projects) Series 1995,
              (Dexia Credit Local de France LOC),
              4.450% 09/01/36**..................       3,800
   9,700    Oakland, California JT Powers
              Financing Authority, Lease Revenue,
              Series 1998A-1, (FSA Insured),
              4.350% 08/01/21**..................       9,700
  15,000    Oakland-Alameda County, California
              Coliseum Authority, Lease Revenue,
              2.550% 02/01/25**..................      15,000
  15,000    Oakland-Alameda County, California
              Coliseum Authority, Lease Revenue,
              (Coliseum Project) Series 2000C-1,
              4.400% 02/01/25**..................      15,000
  24,125    Orange County, California Apartment
              Development Revenue Refunding,
              (Aliso Creek Project) Series 1992B,
              4.350% 11/01/22**..................      24,125
  11,800    Orange County, California Apartment
              Development Revenue Refunding,
              (Bluffs Apartments Project) Series
              1999C, 4.300% 12/01/29**...........      11,800

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
-------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $31,000    Orange County, California Apartment
              Development Revenue, (Bear Brand
              Apartments Project) Series 1985Z,
              (KBC Bank N.V. LOC), 4.300%
              11/01/07**.........................  $   31,000
  20,000    Orange County, California Housing
              Authority Apartment Development
              Revenue Refunding, (Oasis
              Martinique Project) Series 1998I,
              (FNMA Collateral Agreement), 4.350%
              06/15/28**.........................      20,000
   2,105    Orange County, California Sanitation
              Districts Certificates of
              Participation, (District Nos. 1-3,
              5-7, 11,13 and 14 Projects) Series
              1990, (National Westminster LOC),
              4.750% 08/01/15**..................       2,105
  13,000    Orange County, California Sanitation
              Districts Certificates of
              Participation, Series 1992C, (FGIC
              Insured), 5.000% 08/01/17**........      13,000
   1,000    Orange County, California Special
              Assessment Improvement Bond,
              (Assessment District No. 88
              Project) Series 1988-1, (Societe
              Generale LOC), 4.750% 09/02/18**...       1,000
   1,200    Paramount, California Unified School
              District Certificates of
              Participation, (School Facilities
              Bridge Funding Project) Series
              1997, 4.500% 09/01/08**............       1,200
   1,925    Paramount, California Unified School
              District Certificates of
              Participation, (School Facilities
              Bridge Funding Project) Series
              1997, 4.500% 09/01/15**............       1,925
   1,940    Paramount, California Unified School
              District Certificates of
              Participation, (School Facilities
              Bridge Funding Project) Series
              1997, 4.500% 09/01/27**............       1,940
  10,000    Port of Oakland, California, 3.700%
              01/17/01**.........................      10,000
   4,200    Rancho, California Water District
              Financing Authority Revenue, Series
              1998A, (FGIC Insured), 4.400%
              08/15/29**.........................       4,200
   7,000    Regents of The University of
              California, 3.640% 09/01/30**......       7,000
  34,700    Riverside County, California Asset
              Leasing Corporation Leasehold
              Revenue, (Southwest Justice Center
              Project) Series 2000B, (MBIA
              Insured, Dexia Credit Local France
              SPA), 4.250% 11/01/32**............      34,700

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

Nations California Tax-Exempt Reserves

  STATEMENT OF NET ASSETS  (CONTINUED)            SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
-------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $ 9,400    Riverside County, California
              Community Facilities District
              Special Tax Revenue Refunding,
              Series 1997, (KBC Bank N.V. LOC),
              4.450% 09/01/14**..................  $    9,400
  11,400    Riverside County, California Special
              Tax Refunding, (Community
              Facilities District No. 89 Project)
              Series 1998-5, (AMBAC Insured),
              4.450% 09/01/28**..................      11,400
   6,800    Riverside, California Electric
              Revenue, Series 1998, (AMBAC
              Insured), 4.650% 10/01/11**##......       6,800
   5,145    Sacramento California Multi-Family
              Housing Revenue, (Smoketree
              Project) Series 1990A, (FNMA
              Collateral Agreement), 4.400%
              04/15/10**.........................       5,145
   4,500    Sacramento County, California Housing
              Authority Multi-Family Housing
              Revenue, (California Place
              Apartments Project) Series 1997B,
              AMT, (Bank One Arizona, N.A. LOC),
              4.340% 05/01/27**..................       4,500
   5,100    Sacramento County, California
              Multi-Family Housing Revenue,
              Series 1985B, (Bank One Arizona,
              N.A. LOC), 4.300% 04/15/07**.......       5,100
  25,000    Sacramento County, California
              Sanitation District Financing
              Authority Revenue, Series 2000C,
              (Credit Agricole LOC), 4.500%
              12/01/30**.........................      25,000
  15,000    Sacramento County, California TRAN,
              Series 2000, 5.000% 10/04/01.......      15,156
   2,595    San Diego County, California
              Multi-Family Housing Revenue,
              (Country Hills Project) Series
              1994A, 4.400% 08/15/13**...........       2,595
   5,000    San Diego County, California Teeter
              Obligation Notes, 3.875%
              10/19/00**.........................       5,000
  10,550    San Diego, California Housing
              Authority Multi-Family Housing
              Revenue Refunding, Series 1994A,
              4.350% 12/01/22**..................      10,550
  10,515    San Diego, California Unified School
              District TRAN, Series 2000A, 5.250%
              10/04/01...........................      10,658
  14,300    San Francisco City and County,
              California Airport Commission
              International Airport Revenue,
              Municipal Trust Receipts, Series
              1997SGA-50, AMT, (MBIA Insured),
              5.030% 05/01/16**##................      14,300
   9,775    San Francisco City and County,
              California Airport Commission
              International Airport Revenue,
              Series 1997, 4.520% 05/01/20**##...       9,775

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
-------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $37,700    San Francisco City and County,
              California Redevelopment Agency
              Multi-Family Housing Revenue, (3rd
              and Mission Street Project) Series
              1999C, (Bayerische Hypo-Und
              Vereinsbank LOC), 4.450%
              07/01/34**.........................  $   37,700
   2,210    San Francisco City and County,
              California Redevelopment Financing
              Authority Revenue, (Yerba Buena
              Garden Project) Series 1995, (Bank
              of Tokyo Mitsubishi LOC), 2.550%
              09/01/06**.........................       2,210
  17,500    San Francisco, California Airport
              Subordinate, 3.700% 01/16/01**.....      17,500
  15,145    San Francisco, California Airport
              Subordinate, Series B, 3.850%
              11/10/00**.........................      15,145
  26,000    San Jose, California Financing
              Authority Leasehold Revenue, (Civic
              Center Phase 1 Project) Series
              2000, (Morgan Guaranty Trust LOC),
              4.350% 04/01/30**..................      26,000
   6,200    San Jose-Santa Clara, California
              Water and Sewer Financing Authority
              Revenue, Series 1995B, (FGIC
              Insured, Bank of Nova Scotia SPA),
              4.250% 11/15/11**..................       6,200
  15,915    Santa Clara, California Electric
              Revenue, Series 1985A, 4.400%
              07/01/10**.........................      15,915
  13,700    Simi Valley, California Community
              Development Agency Multi-Family
              Housing Revenue, Series 1985A,
              4.650% 05/01/10**..................      13,700
  25,000    South Coast, California Local
              Education Agencies TRAN, Series
              2000, 5.000% 07/03/01..............      25,139
  11,645    South Orange County, California
              Public Financing Authority Special
              Tax Revenue, Series 1994-146, (FGIC
              Insured, Morgan Guaranty Trust),
              4.770% 02/15/12**##................      11,645
  25,594    Southeast California Resource
              Recovery Facilities Authority Lease
              Revenue, 4.500% 12/01/18**.........      25,594
   8,300    Southern California Metropolitan
              Water District, 3.050%
              10/19/00**.........................       8,300
  20,300    Southern California Metropolitan
              Water District, 3.950%
              12/07/00**.........................      20,300
  10,000    Southern California Public Power
              Authority Revenue Refunding, (Palo
              Verde Project) Series 1996C, (AMBAC
              Insured), 4.250% 07/01/17**........      10,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

Nations California Tax-Exempt Reserves

  STATEMENT OF NET ASSETS  (CONTINUED)            SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
-------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $ 8,600    Southern California Public Power
              Authority, Transmission Revenue
              Refunding, (Southern Transmission
              Project) Series 1996B, (FSA
              Insured), 4.400% 07/01/23**........  $    8,600
   4,030    Southern Kern, California Unified
              School District Certificates of
              Participation, (Building Program)
              Series 1998A, (FSA Insured), 4.450%
              09/01/26**.........................       4,030
  11,300    University of California Revenue,
              Series 1998PT-1057, 4.520%
              09/01/19**##.......................      11,300
                                                   ----------
                                                    1,848,336
                                                   ----------
            PUERTO RICO -- 0.8%
   3,660    Puerto Rico Electric Power Authority
              Revenue, Series 2000-147, 4.770%
              01/01/09**##.......................       3,660
  11,200    Puerto Rico Government Development
              Bond, 4.300% 11/16/00..............      11,200
                                                   ----------
                                                       14,860
                                                   ----------
            TOTAL MUNICIPAL BONDS AND NOTES (Cost
              $1,863,196)........................   1,863,196
                                                   ----------


          TOTAL INVESTMENTS (Cost
            $1,863,196*).................   99.7%    1,863,196
                                                    ----------
          OTHER ASSETS AND LIABILITIES
            (NET)........................    0.3%
          Cash...................................   $      132
          Receivable for investment securities
            sold.................................       48,300
          Receivable for Fund shares sold........        4,720
          Interest receivable....................       12,618
          Payable for Fund shares redeemed.......       (3,233)
          Investment advisory fee payable........         (223)
          Administration fee payable.............          (31)
          Shareholder servicing and distribution
            fees payable.........................         (702)
          Distributions payable..................       (4,678)
          Payable for investment securities
            purchased............................      (50,839)
          Accrued Trustees' fees and expenses....          (22)
          Accrued expenses and other
            liabilities..........................         (398)
                                                    ----------
          TOTAL OTHER ASSETS AND LIABILITIES
            (NET)................................        5,644
                                                    ----------
          NET ASSETS.....................  100.0%   $1,868,840
                                                    ==========

                                                      VALUE
                                                      (000)
--------------------------------------------------------------
          NET ASSETS CONSIST OF:
          Undistributed net investment income....   $       60
          Accumulated net realized loss on
            investments sold.....................         (136)
          Paid-in capital........................    1,868,916
                                                    ----------
          NET ASSETS.............................   $1,868,840
                                                    ==========
          NET ASSET VALUE, OFFERING AND
            REDEMPTION PRICE PER SHARE
          TRUST CLASS SHARES:
          ($345,038,069 / 345,055,237 shares
            outstanding).........................        $1.00
                                                         =====
          ADVISER CLASS SHARES:
          ($574,839,375 / 574,894,469 shares
            outstanding).........................        $1.00
                                                         =====
          INVESTOR CLASS SHARES:
          ($270,579,758 / 270,615,442 shares
            outstanding).........................        $1.00
                                                         =====
          DAILY CLASS SHARES:
          ($678,382,985 / 678,414,155 shares
            outstanding).........................        $1.00
                                                         =====

---------------

 *   Aggregate cost for federal tax purposes.

 ** Variable rate demand notes. The interest rate shown reflects the rate in effect at September 30, 2000. These securities are subject to demand features of either one, seven or thirty days.

(--) Restricted Security (Note 5).

## Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

Nations California Tax-Exempt Reserves had the following industry concentrations greater than 10% at September 30, 2000 (as a percentage of net assets):

   Pollution Control Revenue                                               14.0%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

  STATEMENT OF NET ASSETS                         SEPTEMBER 30, 2000 (UNAUDITED)


ABBREVIATIONS:

  AMBAC          American Municipal Bond Assurance
                   Corporation
  AMT            Alternative Minimum Tax
  BAN            Bond Anticipation Note
  CFC            Cooperative Finance Corporation
  FGIC           Financial Guaranty Insurance
                   Corporation
  FGIC-TCRS      Financial Guaranty Insurance
                   Corporation-Transferable Custodial
                   Receipts
  FHLB           Federal Home Loan Bank
  FHLMC          Federal Home Loan Mortgage Corporation
  FMAC           Federal Mortgage Acceptance Corporation
  FNMA           Federal National Mortgage Association
  FSA            Financial Security Assurance
  GIC            Guaranteed Investment Contracts
  GNMA           Government National Mortgage
                   Association
  GO             General Obligation
  GTD STD LNS    Guaranteed Student Loan
  GTY-AGMT       Guarantee Agreement
  IDR            Industrial Development Revenue
  LOC            Letter of Credit
  MBIA           Municipal Bond Insurance Association
  MTN            Medium Term Note
  PCR            Pollution Control Revenue
  SBPA           Standby Bond Purchase Agreement
  SLMA           Student Loan Marketing Association
  TAN            Tax Anticipation Note
  TRAN           Tax and Revenue Anticipation Note
  TVA            Tennessee Valley Authority

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

  STATEMENTS OF OPERATIONS                                           (UNAUDITED)

For the six months ended September 30, 2000

                                                                       CASH                     MONEY MARKET
                                                                     RESERVES                     RESERVES
                                                                ----------------------------------------------
(IN THOUSANDS)
INVESTMENT INCOME:
Interest....................................................    $         1,303,182          $           230,478
                                                                -------------------          -------------------
EXPENSES:
Investment advisory fee.....................................                 29,597                        5,265
Administration fee..........................................                 19,731                        3,510
Transfer agent fees.........................................                    675                          125
Custodian fees..............................................                    960                          200
Trustees' fees and expenses.................................                     11                           11
Registration and filing fees................................                    770                           98
Legal and audit fees........................................                    178                           51
Interest expense............................................                     34                           15
Other.......................................................                    573                          106
                                                                -------------------          -------------------
    Subtotal................................................                 52,529                        9,381
Shareholder servicing and distribution fees:
  Trust Class Shares........................................                    874                            2
  Liquidity Class Shares....................................                  6,844                        2,332
  Adviser Class Shares......................................                  5,501                          766
  Investor Class Shares.....................................                 13,190                            6
  Market Class Shares.......................................                  6,393                        3,002
  Daily Class Shares........................................                 31,506                           13
  Service Class Shares......................................                  2,984                          592
  Investor B Shares.........................................                     54                           13
  Investor C Shares.........................................                      2                           --*
                                                                -------------------          -------------------
    Total expenses..........................................                119,877                       16,107
Fees waived by investment advisor, administrator and/or
  distributor...............................................                (18,661)                      (4,264)
Fees reduced by credits allowed by the custodian............                    (13)                          (7)
                                                                -------------------          -------------------
    Net expenses............................................                101,203                       11,836
                                                                -------------------          -------------------
NET INVESTMENT INCOME/(LOSS)................................              1,201,979                      218,642
                                                                -------------------          -------------------
NET REALIZED GAIN/(LOSS) ON INVESTMENTS.....................                    (13)                         (26)
                                                                -------------------          -------------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................    $         1,201,966          $           218,616
                                                                ===================          ===================

---------------

* Amount represents less than $500.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

  STATEMENTS OF OPERATIONS (CONTINUED)                               (UNAUDITED)

         TREASURY                      GOVERNMENT                    MUNICIPAL                 CALIFORNIA TAX-
         RESERVES                       RESERVES                     RESERVES                  EXEMPT RESERVES
----------------------------------------------------------------------------------------------------------------
    $           229,510            $            65,438          $            32,980          $            32,686
    -------------------            -------------------          -------------------          -------------------

                  5,435                          1,515                        1,153                        1,305
                  3,624                          1,010                          769                          870
                    132                             35                           29                           28
                    203                             55                           43                           41
                     11                             11                           11                            9
                    183                             86                           71                           --
                     58                             36                           33                           25
                      3                             --                           --                           --
                    107                             57                          124                           83
    -------------------            -------------------          -------------------          -------------------
                  9,756                          2,805                        2,233                        2,361

                   229                             60                          239                          190
                  2,008                          1,221                          333                           --
                  1,825                            576                          111                          527
                  1,828                            218                          101                          462
                  3,281                            915                          347                           --
                  2,707                            542                        1,471                        2,023
                  1,260                             87                           27                           --
                      1                              1                            1                           --
                     --                              2                           --*                          --
    -------------------            -------------------          -------------------          -------------------
                 22,895                          6,427                        4,863                        5,563

                 (4,176)                        (1,783)                        (970)                        (621)
                     (4)                            (4)                          --                           --
    -------------------            -------------------          -------------------          -------------------
                 18,715                          4,640                        3,893                        4,942
    -------------------            -------------------          -------------------          -------------------
                210,795                         60,798                       29,087                       27,744
    -------------------            -------------------          -------------------          -------------------
                     --                              2                           (1)                           6
    -------------------            -------------------          -------------------          -------------------

    $           210,795            $            60,800          $            29,086          $            27,750
    ===================            ===================          ===================          ===================

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

  STATEMENTS OF CHANGES IN NET ASSETS

                                                                            CASH RESERVES
                                                                -----------------------------------
                                                                  SIX MONTHS
                                                                    ENDED
                                                                   9/30/00               YEAR ENDED
                                                                 (UNAUDITED)              3/31/00
                                                                -----------------------------------
(IN THOUSANDS)
Net investment income/(loss)................................    $    1,201,979         $    1,373,822
Net realized gain/(loss) on investments.....................               (13)                    --*
                                                                --------------         --------------
Net increase/(decrease) in net assets resulting from
  operations................................................         1,201,966              1,373,822
Distributions to shareholders from net investment income:
  Capital Class Shares......................................          (327,887)              (414,318)
  Trust Class Shares........................................           (54,997)               (76,641)
  Liquidity Class Shares....................................           (50,246)               (87,223)
  Adviser Class Shares......................................          (135,206)              (197,413)
  Investor Class Shares.....................................          (228,080)              (165,797)
  Market Class Shares.......................................           (84,508)              (109,461)
  Daily Class Shares........................................          (304,659)              (308,509)
  Service Class Shares......................................           (16,124)               (14,305)
  Investor B Shares.........................................              (261)                  (147)
  Investor C Shares.........................................               (11)                    (8)
Net increase/(decrease) in net assets from shares of
  beneficial interest transactions..........................         5,970,195             28,501,193
                                                                --------------         --------------
Net increase/(decrease) in net assets.......................         5,970,182             28,501,193
NET ASSETS:
Beginning of period.........................................        36,660,676              8,159,483
                                                                --------------         --------------
End of period...............................................    $   42,630,858         $   36,660,676
                                                                ==============         ==============
Undistributed net investment income/(loss)/(distributions in
  excess of net investment income) at end of period.........    $           27         $           27
                                                                ==============         ==============

---------------

* Amount represents less than $500.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

            MONEY MARKET RESERVES                           TREASURY RESERVES
    -------------------------------------          -----------------------------------
      SIX MONTHS                                    SIX MONTHS
        ENDED                                         ENDED
       9/30/00               YEAR ENDED              9/30/00               YEAR ENDED
     (UNAUDITED)              3/31/00              (UNAUDITED)              3/31/00
---------------------------------------------------------------------------------------
    $      218,642         $      174,898         $      210,795         $      286,460
               (26)                    37                     --                      2
    --------------         --------------         --------------         --------------
           218,616                174,935                210,795                286,462


          (139,603)              (116,028)               (37,628)               (60,453)
              (151)                    --*               (13,781)               (25,621)
           (16,988)                (7,507)               (13,285)               (15,194)
           (18,750)                (8,010)               (42,963)               (69,878)
              (112)                    --*               (30,303)               (17,605)
           (39,630)               (42,564)               (41,383)               (64,280)
              (128)                  (154)               (24,982)               (28,194)
            (3,220)                  (609)                (6,467)                (5,233)
               (60)                   (26)                    (3)                    (2)
                --*                    --*                    --                     --
           159,427              5,195,291                470,710              3,333,918
    --------------         --------------         --------------         --------------
           159,401              5,195,328                470,710              3,333,920


         6,672,258              1,476,930              6,535,833              3,201,913
    --------------         --------------         --------------         --------------
    $    6,831,659         $    6,672,258         $    7,006,543         $    6,535,833
    ==============         ==============         ==============         ==============


   $            4         $            4         $           --         $           --
    ==============         ==============         ==============         ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

                                                                         GOVERNMENT RESERVES
                                                                -----------------------------------
                                                                  SIX MONTHS
                                                                    ENDED
                                                                   9/30/00                YEAR ENDED
                                                                 (UNAUDITED)               3/31/00
                                                                -----------------------------------
(IN THOUSANDS)
Net investment income/(loss)................................    $       60,798          $       83,814
Net realized gain/(loss) on investments.....................                 2                      (2)
                                                                --------------          --------------
Net increase/(decrease) in net assets resulting from
  operations................................................            60,800                  83,812
Distributions to shareholders from net investment income:
  Capital Class Shares......................................           (13,282)                (23,268)
  Trust Class Shares........................................            (3,709)                 (5,300)
  Liquidity Class Shares....................................            (8,837)                 (5,772)
  Adviser Class Shares......................................           (13,870)                (19,122)
  Investor Class Shares.....................................            (3,659)                 (6,724)
  Market Class Shares.......................................           (11,842)                (17,190)
  Daily Class Shares........................................            (5,127)                 (6,296)
  Service Class Shares......................................              (460)                   (135)
  Investor B Shares.........................................                (5)                     (2)
  Investor C Shares.........................................                (7)                     (5)
Net increase/(decrease) in net assets from shares of
  beneficial interest transactions..........................           241,303               1,076,543
                                                                --------------          --------------
Net increase/(decrease) in net assets.......................           241,305               1,076,541
NET ASSETS
Beginning of period.........................................         1,788,489                 711,948
                                                                --------------          --------------
End of period...............................................    $    2,029,794          $    1,788,489
                                                                ==============          ==============
Undistributed net investment income/(loss)/(distributions in
  excess of net investment income) at end of period.........    $           --          $           --
                                                                ==============          ==============

---------------
 *  Amount represents less than $500.

(a) Represents financial information for the Pacific Horizon California Tax-Exempt Money Market Fund, which was reorganized into California Tax-Exempt Reserves on May 21, 1999.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

              MUNICIPAL RESERVES                                    CALIFORNIA TAX-EXEMPT RESERVES
    --------------------------------------           ------------------------------------------------------------
      SIX MONTHS                                      SIX MONTHS
        ENDED                                           ENDED
       9/30/00                YEAR ENDED               9/30/00               PERIOD ENDED            PERIOD ENDED
     (UNAUDITED)               3/31/00               (UNAUDITED)               3/31/00                5/14/99(a)
------------------------------------------------------------------------------------------------------------------
    $       29,087          $       39,643          $       27,744          $       38,116          $        7,788
                (1)                      5                       6                     (83)                     --
    --------------          --------------          --------------          --------------          --------------
            29,086                  39,648                  27,750                  38,033                   7,788


            (3,767)                 (5,572)                     --                      --                      --
            (9,538)                (14,226)                 (6,577)                 (8,899)                     --
            (1,539)                 (3,373)                     --                      --                      --
            (1,716)                 (2,695)                 (6,965)                 (8,424)                 (3,459)
            (1,077)                 (2,088)                 (4,219)                 (7,183)                 (2,671)
            (2,818)                 (4,309)                     --                      --                      --
            (8,544)                 (7,370)                 (9,983)                (13,611)                 (1,658)
               (86)                    (10)                     --                      --                      --
                (1)                     --*                     --                      --                      --
                --*                     --                      --                      --                      --
           (83,161)              1,105,502                 129,948                 266,711                (112,293)
    --------------          --------------          --------------          --------------          --------------
           (83,161)              1,105,507                 129,954                 266,627                (112,293)


         1,510,602                 405,095               1,738,886               1,472,259               1,584,552
    --------------          --------------          --------------          --------------          --------------
    $    1,427,441          $    1,510,602          $    1,868,840          $    1,738,886          $    1,472,259
    ==============          ==============          ==============          ==============          ==============

    $           --          $           --          $           60          $           60          $           61
    ==============          ==============          ==============          ==============          ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

  STATEMENT OF CASH FLOWS                                            (UNAUDITED)

For the six months ended September 30, 2000

                                                                    TREASURY RESERVES
                                                                          (000)
                                                                --------------------------
CASH FLOWS FROM OPERATING AND INVESTING ACTIVITIES:
  Investment income received................................    $    229,138
  Payment of operating expenses.............................         (44,778)
  Net proceeds from reverse repurchase agreements
    outstanding.............................................      (1,388,197)
  Net purchases of short-term investments...................         693,106
                                                                ------------
Cash used by operating and investing activities.............                     $(510,731)
CASH FLOWS FROM FINANCING ACTIVITIES:
  Proceeds from Fund shares sold............................      44,093,142
  Payment for shares redeemed...............................     (43,447,586)
  Distributions paid*.......................................        (134,821)
  Interest expense..........................................              (3)
                                                                ------------
Cash provided by financing activities.......................                       510,732
                                                                                 ---------
  Increase in cash..........................................                     $       1
  Cash at beginning of period...............................                             0
                                                                                 ---------
  Cash at end of period.....................................                     $       1
                                                                                 =========
RECONCILIATION OF NET INCREASE IN NET ASSETS FROM OPERATIONS
  TO CASH PROVIDED BY OPERATING AND INVESTING ACTIVITIES:
Net increase in net assets resulting from operations........                     $ 210,795
  Decrease in investments...................................    $    918,478
  Decrease in payable for reverse repurchase agreement
    transactions............................................      (1,388,197)
  Decrease in interest and dividends receivable.............           5,349
  Decrease in receivable for investments sold...............      (5,583,172)
  Increase in payable for investments sold..................       5,364,541
  Increase in other assets..................................         (12,456)
  Decrease in accrued expenses and other payables...........         (26,066)
  Interest expense (financing activity) included in
    operations..............................................              (3)
                                                                ------------
Cash used by operating and investing activities.............                     $(510,731)
                                                                                 =========

---------------

* Non-cash activities include reinvestment of dividends of $70,895.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

  SCHEDULES OF CAPITAL STOCK ACTIVITY*

                                                                         CASH RESERVES
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2000     YEAR ENDED
                                                                 (UNAUDITED)       MARCH 31, 2000
                                                              ------------------------------------
(IN THOUSANDS)
CAPITAL CLASS SHARES:
 Sold.......................................................     $ 89,260,531       $ 122,820,854
 Issued in exchange for Horizon Shares of Pacific Horizon
   Prime Fund (Note 8)......................................               --           3,443,782
 Issued as reinvestment of dividends........................          142,810             213,947
 Redeemed...................................................      (86,709,698)       (122,215,403)
                                                                 ------------       -------------
 Net increase/(decrease)....................................     $  2,693,643       $   4,263,180
                                                                 ============       =============
TRUST CLASS SHARES:+
 Sold.......................................................     $  1,137,227       $   6,430,202
 Issued as reinvestment of dividends........................               --                  39
 Redeemed...................................................       (1,071,131)         (4,711,099)
                                                                 ------------       -------------
 Net increase/(decrease)....................................     $     66,096       $   1,719,142
                                                                 ============       =============
LIQUIDITY CLASS SHARES:
 Sold.......................................................     $ 10,397,978       $  15,520,344
 Issued as reinvestment of dividends........................           23,232              52,021
 Redeemed...................................................      (10,135,468)        (15,598,778)
                                                                 ------------       -------------
 Net increase/(decrease)....................................     $    285,742       $     (26,413)
                                                                 ============       =============
ADVISER CLASS SHARES:
 Sold.......................................................     $ 35,145,500       $  57,106,751
 Issued in exchange for Horizon Service Shares of Pacific
   Horizon Prime Fund (Note 8)..............................               --           3,971,137
 Issued as reinvestment of dividends........................           82,449             150,094
 Redeemed...................................................      (35,564,640)        (57,317,806)
                                                                 ------------       -------------
 Net increase/(decrease)....................................     $   (336,691)      $   3,910,176
                                                                 ============       =============
INVESTOR CLASS SHARES:+
 Sold.......................................................     $  5,335,478       $  15,821,010
 Issued in exchange for Pacific Horizon Shares of Pacific
   Horizon Prime Fund (Note 8)..............................               --           2,543,535
 Issued as reinvestment of dividends........................          181,305             155,909
 Redeemed...................................................       (4,418,526)        (11,452,337)
                                                                 ------------       -------------
 Net increase/(decrease)....................................     $  1,098,257       $   7,068,117
                                                                 ============       =============
MARKET CLASS SHARES:
 Sold.......................................................     $  5,273,595       $   4,232,500
 Issued as reinvestment of dividends........................              178                  --
 Redeemed...................................................       (5,069,668)         (2,940,000)
                                                                 ------------       -------------
 Net increase/(decrease)....................................     $    204,105       $   1,292,500
                                                                 ============       =============
DAILY CLASS SHARES:+
 Sold.......................................................     $ 42,149,396       $  63,799,324
 Issued in exchange for S Shares of Pacific Horizon Prime
   Fund (Note 8)............................................               --           1,587,435
 Issued in exchange for X Shares of Pacific Horizon Prime
   Fund (Note 8)............................................               --           2,180,033
 Issued as reinvestment of dividends........................          240,777             300,855
 Redeemed...................................................      (40,546,056)        (58,114,647)
                                                                 ------------       -------------
 Net increase/(decrease)....................................     $  1,844,117       $   9,753,000
                                                                 ============       =============
SERVICE CLASS SHARES:+
 Sold.......................................................     $  5,974,012       $   7,517,812
 Issued in exchange for Y Shares of Pacific Horizon Prime
   Fund (Note 8)............................................               --             237,185
 Issued as reinvestment of dividends........................            7,266               7,920
 Redeemed...................................................       (5,867,178)         (7,250,599)
                                                                 ------------       -------------
 Net increase/(decrease)....................................     $    114,100       $     512,318
                                                                 ============       =============
INVESTOR B SHARES:+
 Sold.......................................................     $      9,027       $      17,877
 Issued as reinvestment of dividends........................              193                 128
 Redeemed...................................................           (8,574)             (9,177)
                                                                 ------------       -------------
 Net increase/(decrease)....................................     $        646       $       8,828
                                                                 ============       =============
INVESTOR C SHARES:+
 Sold.......................................................     $      1,419       $       1,398
 Issued as reinvestment of dividends........................                6                   6
 Redeemed...................................................           (1,245)             (1,059)
                                                                 ------------       -------------
 Net increase/(decrease)....................................     $        180       $         345
                                                                 ============       =============
 Total net increase/(decrease)..............................     $  5,970,195       $  28,501,193
                                                                 ============       =============

---------------

 * Since the Funds have sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown above for such transactions.

+ Cash Reserves Trust Class, Investor Class, Daily Class, Service Class, Investor B and Investor C Shares commenced operations on May 17, 1999, April 12, 1999, April 12, 1999, April 28, 1999, October 4, 1999 and
   October 5, 1999, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

                                                                     MONEY MARKET RESERVES
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2000     YEAR ENDED
                                                                 (UNAUDITED)       MARCH 31, 2000
                                                              ------------------------------------
(IN THOUSANDS)
CAPITAL CLASS SHARES:
 Sold.......................................................     $ 32,135,050       $ 47,793,102
 Issued as reinvestment of dividends........................           79,490             80,886
 Redeemed...................................................      (32,218,771)       (44,405,146)
                                                                 ------------       ------------
 Net increase/(decrease)....................................     $     (4,231)      $  3,468,842
                                                                 ============       ============
TRUST CLASS SHARES:+
 Sold.......................................................     $    188,542       $         38
 Issued as reinvestment of dividends........................               --                 --
 Redeemed...................................................         (179,498)                --
                                                                 ------------       ------------
 Net increase/(decrease)....................................     $      9,044       $         38
                                                                 ============       ============
LIQUIDITY CLASS SHARES:
 Sold.......................................................     $  2,900,610       $  2,774,560
 Issued as reinvestment of dividends........................           11,946              6,835
 Redeemed...................................................       (3,312,780)        (1,836,319)
                                                                 ------------       ------------
 Net increase/(decrease)....................................     $   (400,224)      $    945,076
                                                                 ============       ============
ADVISER CLASS SHARES:
 Sold.......................................................     $  3,144,817       $  2,686,635
 Issued as reinvestment of dividends........................           14,362              6,832
 Redeemed...................................................       (3,121,929)        (2,146,117)
                                                                 ------------       ------------
 Net increase/(decrease)....................................     $     37,250       $    547,350
                                                                 ============       ============
INVESTOR CLASS SHARES:+
 Sold.......................................................     $      7,119       $          1
 Issued as reinvestment of dividends........................               76                 --
 Redeemed...................................................              (77)                --
                                                                 ------------       ------------
 Net increase/(decrease)....................................     $      7,118       $          1
                                                                 ============       ============
MARKET CLASS SHARES:
 Sold.......................................................     $  2,405,063       $  1,714,300
 Issued as reinvestment of dividends........................                1                 --
 Redeemed...................................................       (1,993,064)        (1,567,300)
                                                                 ------------       ------------
 Net increase/(decrease)....................................     $    412,000       $    147,000
                                                                 ============       ============
DAILY CLASS SHARES:+
 Sold.......................................................     $      7,084       $     15,330
 Issued as reinvestment of dividends........................              106                152
 Redeemed...................................................           (7,295)           (10,957)
                                                                 ------------       ------------
 Net increase/(decrease)....................................     $       (105)      $      4,525
                                                                 ============       ============
SERVICE CLASS SHARES:+
 Sold.......................................................     $    591,322       $    144,210
 Issued as reinvestment of dividends........................               --                 --
 Redeemed...................................................         (492,974)           (63,710)
                                                                 ------------       ------------
 Net increase/(decrease)....................................     $     98,348       $     80,500
                                                                 ============       ============
INVESTOR B SHARES:+
 Sold.......................................................     $      2,301       $      3,658
 Issued as reinvestment of dividends........................               44                 24
 Redeemed...................................................           (2,099)            (1,742)
                                                                 ------------       ------------
 Net increase/(decrease)....................................     $        246       $      1,940
                                                                 ============       ============
INVESTOR C SHARES:+
 Sold.......................................................     $        742       $        515
 Issued as reinvestment of dividends........................               --                 --
 Redeemed...................................................             (761)              (496)
                                                                 ------------       ------------
 Net increase/(decrease)....................................     $        (19)      $         19
                                                                 ============       ============
 Total net increase/(decrease)..............................     $    159,427       $  5,195,291
                                                                 ============       ============

---------------

* Since the Funds have sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown above for such transactions.

+ Money Market Reserves Trust Class, Investor Class, Daily Class, Service Class,
  Investor B and Investor C Shares commenced operations on March 22, 2000, March 3, 2000, July 21, 1999, May 18, 1999, October 5, 1999 and January 6, 2000,
  respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

                                                                       TREASURY RESERVES
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2000     YEAR ENDED
                                                                 (UNAUDITED)       MARCH 31, 2000
                                                              ------------------------------------
(IN THOUSANDS)
CAPITAL CLASS SHARES:
 Sold.......................................................     $  6,007,564       $  9,167,835
 Issued in exchange for Horizon Shares of Pacific Horizon
   Treasury Fund (Note 8)...................................               --            513,598
 Issued as reinvestment of dividends........................           19,261             40,314
 Redeemed...................................................       (6,087,534)       (10,077,751)
                                                                 ------------       ------------
 Net increase/(decrease)....................................     $    (60,709)      $   (356,004)
                                                                 ============       ============
TRUST CLASS SHARES:+
 Sold.......................................................     $  1,093,062       $  3,540,751
 Issued as reinvestment of dividends........................               --                 --
 Redeemed...................................................       (1,188,789)        (3,034,413)
                                                                 ------------       ------------
 Net increase/(decrease)....................................     $    (95,727)      $    506,338
                                                                 ============       ============
LIQUIDITY CLASS SHARES:
 Sold.......................................................     $  2,102,029       $  2,222,465
 Issued as reinvestment of dividends........................            6,091              8,575
 Redeemed...................................................       (2,054,438)        (2,170,666)
                                                                 ------------       ------------
 Net increase/(decrease)....................................     $     53,682       $     60,374
                                                                 ============       ============
ADVISER CLASS SHARES:
 Sold.......................................................     $ 14,805,741       $ 25,468,043
 Issued in exchange for Horizon Service Shares of Pacific
   Horizon Treasury Fund (Note 8)...........................               --          1,727,418
 Issued as reinvestment of dividends........................           23,171             50,763
 Redeemed...................................................      (14,760,239)       (26,130,165)
                                                                 ------------       ------------
 Net increase/(decrease)....................................     $     68,673       $  1,116,059
                                                                 ============       ============
INVESTOR CLASS SHARES:+
 Sold.......................................................     $  1,875,733       $  2,089,505
 Issued in exchange for Pacific Horizon Shares of Pacific
   Horizon Treasury Fund (Note 8)...........................               --            293,535
 Issued as reinvestment of dividends........................           17,172             12,983
 Redeemed...................................................       (1,353,743)        (1,822,762)
                                                                 ------------       ------------
 Net increase/(decrease)....................................     $    539,162       $    573,261
                                                                 ============       ============
MARKET CLASS SHARES:
 Sold.......................................................     $  2,999,005       $  2,703,000
 Issued as reinvestment of dividends........................               --                 --
 Redeemed...................................................       (3,152,000)        (2,361,000)
                                                                 ------------       ------------
 Net increase/(decrease)....................................     $   (152,995)      $    342,000
                                                                 ============       ============
DAILY CLASS SHARES:+
 Sold.......................................................     $ 13,175,596       $ 17,039,452
 Issued in exchange for X Shares of Pacific Horizon Treasury
   Fund (Note 8)............................................               --            503,310
 Issued as reinvestment of dividends........................           17,823             26,680
 Redeemed...................................................      (13,100,168)       (16,721,667)
                                                                 ------------       ------------
 Net increase/(decrease)....................................     $     93,251       $    847,775
                                                                 ============       ============
SERVICE CLASS SHARES:+
 Sold.......................................................     $  2,289,213       $  2,616,632
 Issued in exchange for Y Shares of Pacific Horizon Treasury
   Fund (Note 8)............................................               --            106,210
 Issued as reinvestment of dividends........................            2,243              2,668
 Redeemed...................................................       (2,266,135)        (2,481,475)
                                                                 ------------       ------------
 Net increase/(decrease)....................................     $     25,321       $    244,035
                                                                 ============       ============
INVESTOR B SHARES:+
 Sold.......................................................     $         61       $         78
 Issued as reinvestment of dividends........................                2                  2
 Redeemed...................................................              (11)                --
                                                                 ------------       ------------
 Net increase/(decrease)....................................     $         52       $         80
                                                                 ============       ============
 Total net increase/(decrease)..............................     $    470,710       $  3,333,918
                                                                 ============       ============

---------------

* Since the Funds have sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown above for such transactions.

+ Treasury Reserves Trust Class, Investor Class, Daily Class, Service Class and
  Investor B Shares commenced operations on May 17, 1999, April 12, 1999, April 12, 1999, May 17, 1999 and October 15, 1999, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

                                                                      GOVERNMENT RESERVES
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2000     YEAR ENDED
                                                                 (UNAUDITED)       MARCH 31, 2000
                                                               ---------------------------------
(IN THOUSANDS)
CAPITAL CLASS SHARES:
 Sold.......................................................     $ 1,362,798         $ 2,727,353
 Issued in exchange for Horizon Shares of: (Note 8)
   Pacific Horizon Government Fund..........................              --             143,953
   Pacific Horizon Treasury Only Fund.......................              --              22,370
 Issued as reinvestment of dividends........................           9,797              18,463
 Redeemed...................................................      (1,404,546)         (2,760,363)
                                                                 -----------         -----------
 Net increase/(decrease)....................................     $   (31,951)        $   151,776
                                                                 ===========         ===========
TRUST CLASS SHARES:+
 Sold.......................................................     $   168,301         $   638,160
 Issued as reinvestment of dividends........................              --                  --
 Redeemed...................................................        (179,931)           (512,656)
                                                                 -----------         -----------
 Net increase/(decrease)....................................     $   (11,630)        $   125,504
                                                                 ===========         ===========
LIQUIDITY CLASS SHARES:
 Sold.......................................................     $ 1,124,362         $ 1,203,931
 Issued as reinvestment of dividends........................           6,178               4,795
 Redeemed...................................................        (856,643)         (1,127,949)
                                                                 -----------         -----------
 Net increase/(decrease)....................................     $   273,897         $    80,777
                                                                 ===========         ===========
ADVISER CLASS SHARES:
 Sold.......................................................     $   831,240         $ 1,869,514
 Issued in exchange for Horizon Service Shares of: (Note 8)
   Pacific Horizon Government Fund..........................              --             182,672
   Pacific Horizon Treasury Only Fund.......................              --             277,586
 Issued as reinvestment of dividends........................          11,183              18,700
 Redeemed...................................................        (922,745)         (1,960,102)
                                                                 -----------         -----------
 Net increase/(decrease)....................................     $   (80,322)        $   388,370
                                                                 ===========         ===========
INVESTOR CLASS SHARES:+
 Sold.......................................................     $   297,127         $   642,355
 Issued in exchange for Pacific Horizon Shares of: (Note 8)
   Pacific Horizon Government Fund..........................              --             145,185
   Pacific Horizon Treasury Only Fund.......................              --             123,908
 Issued as reinvestment of dividends........................           2,865               5,984
 Redeemed...................................................        (325,161)           (805,691)
                                                                 -----------         -----------
 Net increase/(decrease)....................................     $   (25,169)        $   111,741
                                                                 ===========         ===========
MARKET CLASS SHARES:
 Sold.......................................................     $   886,138         $   806,000
 Issued as reinvestment of dividends........................              --                  --
 Redeemed...................................................        (790,000)           (770,000)
                                                                 -----------         -----------
 Net increase/(decrease)....................................     $    96,138         $    36,000
                                                                 ===========         ===========
DAILY CLASS SHARES:+
 Sold.......................................................     $    89,261         $   682,291
 Issued as reinvestment of dividends........................           4,232               6,296
 Redeemed...................................................         (81,567)           (517,066)
                                                                 -----------         -----------
 Net increase/(decrease)....................................     $    11,926         $   171,521
                                                                 ===========         ===========
SERVICE CLASS SHARES:+
 Sold.......................................................     $    99,004         $    26,700
 Issued as reinvestment of dividends........................              --                  --
 Redeemed...................................................         (90,000)            (16,700)
                                                                 -----------         -----------
 Net increase/(decrease)....................................     $     9,004         $    10,000
                                                                 ===========         ===========
INVESTOR B SHARES:+
 Sold.......................................................     $       364         $       196
 Issued as reinvestment of dividends........................               4                   2
 Redeemed...................................................            (360)                (90)
                                                                 -----------         -----------
 Net increase/(decrease)....................................     $         8         $       108
                                                                 ===========         ===========
INVESTOR C SHARES:+
 Sold.......................................................     $       194         $       817
 Issued as reinvestment of dividends........................               3                   4
 Redeemed...................................................            (795)                (75)
                                                                 -----------         -----------
 Net increase/(decrease)....................................     $      (598)        $       746
                                                                 ===========         ===========
 Total net increase/(decrease)..............................     $   241,303         $ 1,076,543
                                                                 ===========         ===========

---------------

 * Since the Funds have sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown above for such transactions.

 + Government Reserves Trust Class, Investor Class, Daily Class, Service Class,
   Investor B and Investor C Shares commenced operations on May 17, 1999, April 12, 1999, April 12, 1999, June 8, 1999, November 2, 1999 and December 21,
   1999, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

                                                                      MUNICIPAL RESERVES
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2000     YEAR ENDED
                                                                 (UNAUDITED)       MARCH 31, 2000
                                                               --------------------------------
(IN THOUSANDS)
CAPITAL CLASS SHARES:
  Sold......................................................     $ 1,193,756        $ 1,263,836
  Issued in exchange for Horizon Shares of Pacific Horizon
    Tax Exempt Fund (Note 8)................................              --            328,296
  Issued as reinvestment of dividends.......................           1,012              1,494
  Redeemed..................................................      (1,207,551)        (1,555,201)
                                                                 -----------        -----------
  Net increase/(decrease)...................................     $   (12,783)       $    38,425
                                                                 ===========        ===========
TRUST CLASS SHARES:+
  Sold......................................................     $   365,990        $ 1,809,173
  Issued as reinvestment of dividends.......................              --                 --
  Redeemed..................................................        (475,200)        (1,282,344)
                                                                 -----------        -----------
  Net increase/(decrease)...................................     $  (109,210)       $   526,829
                                                                 ===========        ===========
LIQUIDITY CLASS SHARES:
  Sold......................................................     $   318,630        $   461,685
  Issued as reinvestment of dividends.......................           1,295              3,275
  Redeemed..................................................        (349,274)          (444,304)
                                                                 -----------        -----------
  Net increase/(decrease)...................................     $   (29,349)       $    20,656
                                                                 ===========        ===========
ADVISER CLASS SHARES:
  Sold......................................................     $   184,204        $   385,433
  Issued in exchange for Horizon Service Shares of Pacific
    Horizon Tax Exempt Fund (Note 8)........................              --            217,928
  Issued as reinvestment of dividends.......................           1,362              2,609
  Redeemed..................................................        (164,006)          (583,893)
                                                                 -----------        -----------
  Net increase/(decrease)...................................     $    21,560        $    22,077
                                                                 ===========        ===========
INVESTOR CLASS SHARES:+
  Sold......................................................     $    42,288        $   319,498
  Issued in exchange for Pacific Horizon Shares of Pacific
    Horizon Tax Exempt Fund (Note 8)........................              --            150,443
  Issued as reinvestment of dividends.......................             904              2,042
  Redeemed..................................................         (54,117)          (407,201)
                                                                 -----------        -----------
  Net increase/(decrease)...................................     $   (10,925)       $    64,782
                                                                 ===========        ===========
MARKET CLASS SHARES:
  Sold......................................................     $   429,019        $   528,500
  Issued as reinvestment of dividends.......................              --                 --
  Redeemed..................................................        (413,000)          (526,500)
                                                                 -----------        -----------
  Net increase/(decrease)...................................     $    16,019        $     2,000
                                                                 ===========        ===========
DAILY CLASS SHARES:+
  Sold......................................................     $   387,661        $   760,267
  Issued in exchange for S Shares of Pacific Horizon Tax
    Exempt Fund (Note 8)....................................              --             57,381
  Issued as reinvestment of dividends.......................           7,115              7,359
  Redeemed..................................................        (360,350)          (395,365)
                                                                 -----------        -----------
  Net increase/(decrease)...................................     $    34,426        $   429,642
                                                                 ===========        ===========
SERVICE CLASS SHARES:+
  Sold......................................................     $    22,100        $     3,000
  Issued as reinvestment of dividends.......................              --                 --
  Redeemed..................................................         (15,000)            (2,000)
                                                                 -----------        -----------
  Net increase/(decrease)...................................     $     7,100        $     1,000
                                                                 ===========        ===========
INVESTOR B SHARES:+
  Sold......................................................     $        --        $       100
  Issued as reinvestment of dividends.......................               1                 --
  Redeemed..................................................              --                 (9)
                                                                 -----------        -----------
  Net increase/(decrease)...................................     $         1        $        91
                                                                 ===========        ===========
  Total net increase/(decrease).............................     $   (83,161)       $ 1,105,502
                                                                 ===========        ===========

---------------

 * Since the Funds have sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown above for such transactions.

 + Municipal Reserves Trust Class, Investor Class, Daily Class, Service Class and Investor B Shares commenced operations on May 17, 1999, April 12, 1999, April 12, 1999, January 21, 2000 and December 27, 1999, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

                                                                         CALIFORNIA TAX-EXEMPT RESERVES
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2000     YEAR ENDED      PERIOD ENDED
                                                                 (UNAUDITED)       MARCH 31, 2000   MAY 14, 1999(a)
                                                                -------------------------------------------------
(IN THOUSANDS)
CAPITAL CLASS SHARES:+
  Sold......................................................      $ 396,097         $ 1,050,171        $      --
  Issued as reinvestment of dividends.......................             --                  --               --
  Redeemed..................................................       (445,898)           (655,315)              --
                                                                  ---------         -----------        ---------
  Net increase/(decrease)...................................      $ (49,801)        $   394,856        $      --
                                                                  =========         ===========        =========
ADVISER CLASS SHARES:
  Sold......................................................      $ 727,707         $ 1,308,639        $ 360,557
  Issued as reinvestment of dividends.......................          5,580               8,051            1,134
  Redeemed..................................................       (518,768)         (1,592,374)        (434,617)
                                                                  ---------         -----------        ---------
  Net increase/(decrease)...................................      $ 214,519         $  (275,684)       $ (72,926)
                                                                  =========         ===========        =========
INVESTOR CLASS SHARES:
  Sold......................................................      $ 332,012         $   962,357        $ 484,932
  Issued as reinvestment of dividends.......................          3,505               8,632            2,092
  Redeemed..................................................       (348,979)         (1,189,554)        (523,636)
                                                                  ---------         -----------        ---------
  Net increase/(decrease)...................................      $ (13,462)        $  (218,565)       $ (36,612)
                                                                  =========         ===========        =========
DAILY CLASS SHARES:
  Sold......................................................      $ 673,960         $ 1,791,638        $ 160,950
  Issued as reinvestment of dividends.......................          8,371              11,724            1,318
  Redeemed..................................................       (703,639)         (1,437,258)        (165,023)
                                                                  ---------         -----------        ---------
  Net increase/(decrease)...................................      $ (21,308)        $   366,104        $  (2,755)
                                                                  =========         ===========        =========
  Total net increase/(decrease).............................      $ 129,948         $   266,711        $(112,293)
                                                                  =========         ===========        =========

---------------

 * Since the Funds have sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown above for such transactions.

 + California Tax-Exempt Reserves Trust Class Shares commenced operations on May 24, 1999.

(a) Represents financial information for the Pacific Horizon California Tax-Exempt Money Market Fund, which was reorganized into California Tax-Exempt Reserves on May 21, 1999.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                      (This page intentionally left blank)

NATIONS RESERVES MONEY MARKET FUNDS

  FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period.


                                                                NET ASSET                                     DIVIDENDS
                                                                  VALUE                   NET                  FROM NET
                                                                BEGINNING             INVESTMENT              INVESTMENT
                                                                OF PERIOD            INCOME (LOSS)              INCOME
                                                                --------------------------------------------------------
CASH RESERVES
CAPITAL CLASS SHARES
Six months ended 9/30/2000 (unaudited)......................      $1.00                 $0.0320                $(0.0320)
Year ended 3/31/2000........................................       1.00                  0.0532                 (0.0532)
Period ended 3/31/1999*.....................................       1.00                  0.0484                 (0.0484)
Year ended 4/30/1998........................................       1.00                  0.0554                 (0.0554)
Year ended 4/30/1997........................................       1.00                  0.0531                 (0.0531)
Year ended 4/30/1996........................................       1.00                  0.0570                 (0.0570)
Year ended 4/30/1995........................................       1.00                  0.0480                 (0.0480)
TRUST CLASS SHARES
Six months ended 9/30/2000 (unaudited)......................      $1.00                 $0.0315                $(0.0315)
Period ended 3/31/2000**....................................       1.00                  0.0463                 (0.0463)
LIQUIDITY CLASS SHARES
Six months ended 9/30/2000 (unaudited)......................      $1.00                 $0.0312                $(0.0312)
Year ended 3/31/2000........................................       1.00                  0.0517                 (0.0517)
Period ended 3/31/1999*.....................................       1.00                  0.0470                 (0.0470)
Year ended 4/30/1998........................................       1.00                  0.0539                 (0.0539)
Year ended 4/30/1997........................................       1.00                  0.0516                 (0.0516)
Year ended 4/30/1996........................................       1.00                  0.0555                 (0.0555)
Year ended 4/30/1995........................................       1.00                  0.0471                 (0.0471)
ADVISER CLASS SHARES
Six months ended 9/30/2000 (unaudited)......................      $1.00                 $0.0307                $(0.0307)
Year ended 3/31/2000........................................       1.00                  0.0507                 (0.0507)
Period ended 3/31/1999*.....................................       1.00                  0.0461                 (0.0461)
Year ended 4/30/1998........................................       1.00                  0.0529                 (0.0529)
Year ended 4/30/1997........................................       1.00                  0.0506                 (0.0506)
Year ended 4/30/1996........................................       1.00                  0.0545                 (0.0545)
Period ended 4/30/1995**....................................       1.00                  0.0316                 (0.0316)
INVESTOR CLASS SHARES
Six months ended 9/30/2000 (unaudited)......................      $1.00                 $0.0302                $(0.0302)
Period ended 3/31/2000**....................................       1.00                  0.0484                 (0.0484)
MARKET CLASS SHARES
Six months ended 9/30/2000 (unaudited)......................      $1.00                 $0.0297                $(0.0297)
Year ended 3/31/2000........................................       1.00                  0.0487                 (0.0487)
Period ended 3/31/1999*.....................................       1.00                  0.0447                 (0.0447)
Year ended 4/30/1998........................................       1.00                  0.0519                 (0.0519)
Period ended 4/30/1997**....................................       1.00                  0.0493                 (0.0493)
DAILY CLASS SHARES
Six months ended 9/30/2000 (unaudited)......................      $1.00                 $0.0290                $(0.0290)
Period ended 3/31/2000**....................................       1.00                  0.0459                 (0.0459)
SERVICE CLASS SHARES
Six months ended 9/30/2000 (unaudited)......................      $1.00                 $0.0270                $(0.0270)
Period ended 3/31/2000**....................................       1.00                  0.0404                 (0.0404)
INVESTOR B SHARES
Six months ended 9/30/2000 (unaudited)......................      $1.00                 $0.0265                $(0.0265)
Period ended 3/31/2000**....................................       1.00                  0.0225                 (0.0225)
INVESTOR C SHARES
Six months ended 9/30/2000 (unaudited)......................      $1.00                 $0.0265                $(0.0265)
Period ended 3/31/2000**....................................       1.00                  0.0223                 (0.0223)

---------------

 +  Annualized.
++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
 * Fiscal year end changed to March 31. Prior to this, the fiscal year end was April 30.
 ** Cash Reserves Trust Class, Adviser Class, Investor Class, Market Class,
    Daily Class, Service Class, Investor B and Investor C Shares commenced operations on May 17, 1999, September 22, 1994, April 12, 1999, May 3, 1996, April 12, 1999, April 28, 1999, October 4, 1999 and October 5, 1999,
    respectively.
(a) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
(b) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

                                                                           WITHOUT WAIVERS
                                                                           AND/OR EXPENSE
                                                                           REIMBURSEMENTS
                                                                           ---------------
                                           RATIO OF         RATIO OF          RATIO OF
                            NET ASSETS     OPERATING     NET INVESTMENT       OPERATING
  NET ASSET                   END OF      EXPENSES TO   INCOME (LOSS) TO     EXPENSES TO
    VALUE         TOTAL       PERIOD      AVERAGE NET     AVERAGE NET          AVERAGE
END OF PERIOD   RETURN++       (000)        ASSETS           ASSETS          NET ASSETS
------------------------------------------------------------------------------------------
    $1.00         3.24%     $11,338,200   0.20%+(a)(b)     6.40%+             0.27%+(a)
     1.00         5.46        8,642,609   0.20(a)(b)       5.37               0.29(a)
     1.00         4.95        4,379,430   0.20+(a)         5.24+              0.43+(a)
     1.00         5.70        3,051,559   0.20(b)          5.54               0.44
     1.00         5.44        1,684,233   0.20             5.32               0.45
     1.00         5.84          607,643   0.20             5.53               0.51
     1.00         4.91          134,064   0.29             4.96               0.52

    $1.00         3.19%     $ 1,785,118   0.30%+(a)(b)     6.30%+             0.37%+(a)
     1.00         4.72        1,719,142   0.30+(a)(b)      5.27+              0.39+(a)

    $1.00         3.16%     $ 1,682,613   0.35%+(a)(b)     6.25%+             1.12%+(a)
     1.00         5.30        1,396,969   0.35(a)(b)       5.22               1.14(a)
     1.00         4.80        1,423,382   0.35+(a)         5.09+              1.28+(a)
     1.00         5.53        1,107,869   0.35(b)          5.39               1.29
     1.00         5.28          419,851   0.35             5.17               0.60
     1.00         5.70           35,477   0.35             5.38               0.66
     1.00         4.81                2   0.38             4.87               0.61

    $1.00         3.11%     $ 4,443,321   0.45%+(a)(b)     6.15%+             0.52%+(a)
     1.00         5.19        4,780,346   0.45(a)(b)       5.12               0.54(a)
     1.00         4.71          870,170   0.45+(a)         4.99+              0.68+(a)
     1.00         5.43          672,417   0.45(b)          5.29               0.69
     1.00         5.19          247,551   0.45             5.07               0.70
     1.00         5.58          397,809   0.45             5.28               0.76
     1.00         3.20           47,682   0.54+            4.71+              0.77+

    $1.00         3.06%     $ 8,165,880   0.55%+(a)(b)     6.05%+             0.62%+(a)
     1.00         4.94        7,068,117   0.55+(a)(b)      5.02+              0.64+(a)

    $1.00         3.01%     $ 2,982,911   0.65%+(a)(b)     5.95%+             0.72%+(a)
     1.00         4.98        2,779,002   0.65(a)(b)       4.92               0.74(a)
     1.00         4.56        1,486,502   0.61+(a)         4.83+              0.88+(a)
     1.00         5.33          649,503   0.55(b)          5.19               0.89
     1.00         5.04          333,000   0.55+            4.97+              0.80+

    $1.00         2.93%     $11,596,435   0.80%+(a)(b)     5.80%+             0.87%+(a)
     1.00         4.69        9,753,000   0.80+(a)(b)      4.77+              0.89+(a)

    $1.00         2.73%     $   626,382   1.20%+(a)(b)     5.40%+             1.27%+(a)
     1.00         4.11          512,318   1.20+(a)(b)      4.37+              1.29+(a)

    $1.00         2.68%     $     9,473   1.30%+(a)(b)     5.30%+             1.37%+(a)
     1.00         2.28            8,828   1.30+(a)(b)      4.27+              1.39+(a)

    $1.00         2.68%     $       525   1.30%+(a)(b)     5.30%+             1.37%+(a)
     1.00         2.25              345   1.30+(a)(b)      4.27+              1.39+(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

For a share outstanding throughout each period.

                                                                NET ASSET                                     DIVIDENDS
                                                                  VALUE                   NET                  FROM NET
                                                                BEGINNING             INVESTMENT              INVESTMENT
                                                                OF PERIOD            INCOME (LOSS)              INCOME
                                                                --------------------------------------------------------
MONEY MARKET RESERVES
CAPITAL CLASS SHARES
Six months ended 9/30/2000 (unaudited)......................      $1.00                 $0.0318                $(0.0318)
Year ended 3/31/2000........................................       1.00                  0.0535                 (0.0535)
Period ended 3/31/1999*,**..................................       1.00                  0.0438                 (0.0438)
Period ended 5/15/1998......................................       1.00                  0.0252                 (0.0252)
Year ended 11/30/1997.......................................       1.00                  0.0545                 (0.0545)
Year ended 11/30/1996.......................................       1.00                  0.0516                 (0.0516)
Year ended 11/30/1995.......................................       1.00                  0.0561                 (0.0561)

TRUST CLASS SHARES
Six months ended 9/30/2000 (unaudited)......................      $1.00                 $0.0314                $(0.0314)
Period ended 3/31/2000***...................................       1.00                  0.0016                 (0.0016)

LIQUIDITY CLASS SHARES
Six months ended 9/30/2000 (unaudited)......................      $1.00                 $0.0311                $(0.0311)
Year ended 3/31/2000........................................       1.00                  0.0520                 (0.0520)
Period ended 3/31/1999*,***.................................       1.00                  0.0281                 (0.0281)

ADVISER CLASS SHARES
Six months ended 9/30/2000 (unaudited)......................      $1.00                 $0.0306                $(0.0306)
Year ended 3/31/2000........................................       1.00                  0.0548                 (0.0548)
Period ended 3/31/1999*,***.................................       1.00                  0.0344                 (0.0344)

INVESTOR CLASS SHARES
Six months ended 9/30/2000 (unaudited)......................      $1.00                 $0.0212                $(0.0212)
Period ended 3/31/2000***...................................       1.00                  0.0043                 (0.0043)

MARKET CLASS SHARES
Six months ended 9/30/2000 (unaudited)......................      $1.00                 $0.0296                $(0.0296)
Year ended 3/31/2000........................................       1.00                  0.0490                 (0.0490)
Period ended 3/31/1999*,***.................................       1.00                  0.0214                 (0.0214)

DAILY CLASS SHARES
Six months ended 9/30/2000 (unaudited)......................      $1.00                 $0.0288                $(0.0288)
Period ended 3/31/2000***...................................       1.00                  0.0346                 (0.0346)

SERVICE CLASS SHARES
Six months ended 9/30/2000 (unaudited)......................      $1.00                 $0.0268                $(0.0268)
Period ended 3/31/2000***...................................       1.00                  0.0386                 (0.0386)

INVESTOR B SHARES
Six months ended 9/30/2000 (unaudited)......................      $1.00                 $0.0263                $(0.0263)
Period ended 3/31/2000***...................................       1.00                  0.0227                 (0.0227)

INVESTOR C SHARES
Six months ended 9/30/2000 (unaudited)......................      $1.00                 $0.0076                $(0.0076)
Period ended 3/31/2000***...................................       1.00                  0.0112                 (0.0112)

---------------

 +   Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

  * Fiscal year end changed to March 31. Prior to this, the fiscal year end was April 30.

 ** The financial information for the fiscal periods through May 15, 1998 reflect the financial information for the Emerald Prime Advantage Institutional Fund, which was reorganized into Capital Class Shares as of May 22, 1998.

 *** Money Market Reserves Trust Class, Liquidity Class, Adviser Class, Investor
     Class, Market Class, Daily Class, Service Class, Investor B and Investor C Shares commenced operations on March 22, 2000, August 7, 1998, July 2, 1998, March 3, 2000, October 9, 1998, July 21, 1999, May 18, 1999, October
     5, 1999 and January 6, 2000, respectively.

 (a) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

 (b) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

                                                                          WITHOUT WAIVERS
                                                                          AND/OR EXPENSE
                                                                          REIMBURSEMENTS
                                                                          ---------------
                                          RATIO OF         RATIO OF          RATIO OF
                            NET ASSETS    OPERATING     NET INVESTMENT       OPERATING
  NET ASSET                   END OF     EXPENSES TO   INCOME (LOSS) TO     EXPENSES TO
    VALUE         TOTAL       PERIOD     AVERAGE NET     AVERAGE NET          AVERAGE
END OF PERIOD   RETURN++      (000)        ASSETS           ASSETS          NET ASSETS
-----------------------------------------------------------------------------------------
    $1.00         3.23%     $4,060,105   0.20%+(a)(b)        6.34%+              0.27%+(a)
     1.00         5.48       4,064,349   0.20(a)(b)          5.64                0.33(a)
     1.00         4.47         595,482   0.20+(a)            4.87+               0.46+(a)
     1.00         2.55         118,880   0.20+               5.54+               0.27+
     1.00         5.58         177,908   0.20                5.45                0.28
     1.00         5.29         133,044   0.35                5.16                0.35
     1.00         5.76         131,089   0.40                5.60                0.46

    $1.00         3.18%     $    9,083   0.30%+(a)(b)        6.24%+              0.37%+(a)
     1.00         0.16              38   0.30+(a)(b)         5.54+               0.43+(a)

    $1.00         3.15%     $  545,930   0.35%+(a)(b)        6.19%+              1.12%+(a)
     1.00         5.32         946,156   0.35(a)(b)          5.49                1.18(a)
     1.00         2.87           1,078   0.35+(a)            4.72+               1.31+(a)

    $1.00         3.10%     $  590,975   0.45%+(a)(b)        6.09%+              0.52%+(a)
     1.00         5.62         553,728   0.45(a)(b)          5.39                0.58(a)
     1.00         3.46           6,377   0.45+(a)            4.62+               0.71+(a)

    $1.00         2.14%     $    7,119   0.55%+(a)(b)        5.99%+              0.62%+(a)
     1.00         0.43               1   0.55+(a)(b)         5.29+               0.68+(a)

    $1.00         3.00%     $1,432,994   0.65%+(a)(b)        5.89%+              0.72%+(a)
     1.00         5.01       1,021,002   0.65(a)(b)          5.19                0.78(a)
     1.00         2.14         873,993   0.65+(a)            4.42+               0.91+(a)

    $1.00         2.92%     $    4,419   0.80%+(a)(b)        5.74%+              0.87%+(a)
     1.00         3.51           4,525   0.80+(a)(b)         5.04+               0.93+(a)

    $1.00         2.71%     $  178,848   1.20%+(a)(b)        5.34%+              1.27%+(a)
     1.00         3.93          80,500   1.20+(a)(b)         4.64+               1.33+(a)

    $1.00         2.66%     $    2,186   1.30%+(a)(b)        5.24%+              1.37%+(a)
     1.00         2.29           1,940   1.30+(a)(b)         4.54+               1.43+(a)

    $1.00         0.74%     $       --   1.30%+(a)(b)        5.24%+              1.37%+(a)
     1.00         1.12              19   1.30+(a)(b)         4.54+               1.43+(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

For a share outstanding throughout each period.

                                                                NET ASSET                           DIVIDENDS
                                                                  VALUE              NET             FROM NET
                                                                BEGINNING        INVESTMENT         INVESTMENT
                                                                OF PERIOD       INCOME/(LOSS)         INCOME
                                                                ----------------------------------------------
TREASURY RESERVES
CAPITAL CLASS SHARES
Six months ended 9/30/2000 (unaudited)......................      $1.00            $0.0306           $(0.0306)
Year ended 3/31/2000........................................       1.00             0.0504            (0.0504)
Period ended 3/31/1999*.....................................       1.00             0.0462            (0.0462)
Year ended 4/30/1998........................................       1.00             0.0541            (0.0541)
Year ended 4/30/1997........................................       1.00             0.0519            (0.0519)
Year ended 4/30/1996........................................       1.00             0.0556            (0.0556)
Year ended 4/30/1995........................................       1.00             0.0480            (0.0480)
TRUST CLASS SHARES
Six months ended 9/30/2000 (unaudited)......................      $1.00            $0.0301           $(0.0301)
Period ended 3/31/2000**....................................       1.00             0.0436            (0.0436)
LIQUIDITY CLASS SHARES
Six months ended 9/30/2000 (unaudited)......................      $1.00            $0.0299           $(0.0299)
Year ended 3/31/2000........................................       1.00             0.0489            (0.0489)
Period ended 3/31/1999*.....................................       1.00             0.0448            (0.0448)
Year ended 4/30/1998........................................       1.00             0.0526            (0.0526)
Year ended 4/30/1997........................................       1.00             0.0504            (0.0504)
Year ended 4/30/1996........................................       1.00             0.0541            (0.0541)
Year ended 4/30/1995........................................       1.00             0.0462            (0.0462)
ADVISER CLASS SHARES
Six months ended 9/30/2000 (unaudited)......................      $1.00            $0.0294           $(0.0294)
Year ended 3/31/2000........................................       1.00             0.0479            (0.0479)
Period ended 3/31/1999*.....................................       1.00             0.0439            (0.0439)
Year ended 4/30/1998........................................       1.00             0.0516            (0.0516)
Year ended 4/30/1997........................................       1.00             0.0494            (0.0494)
Year ended 4/30/1996........................................       1.00             0.0531            (0.0531)
Period ended 4/30/1995**....................................       1.00             0.0308            (0.0308)
INVESTOR CLASS SHARES
Six months ended 9/30/2000 (unaudited)......................      $1.00            $0.0289           $(0.0289)
Period ended 3/31/2000**....................................       1.00             0.0455            (0.0455)
MARKET CLASS SHARES
Six months ended 9/30/2000 (unaudited)......................      $1.00            $0.0284           $(0.0284)
Year ended 3/31/2000........................................       1.00             0.0459            (0.0459)
Period ended 3/31/1999*.....................................       1.00             0.0423            (0.0423)
Year ended 4/30/1998........................................       1.00             0.0505            (0.0505)
Period ended 4/30/1997**....................................       1.00             0.0481            (0.0481)
DAILY CLASS SHARES
Six months ended 9/30/2000 (unaudited)......................      $1.00            $0.0276           $(0.0276)
Period ended 3/31/2000**....................................       1.00             0.0431            (0.0431)
SERVICE CLASS SHARES
Six months ended 9/30/2000 (unaudited)......................      $1.00            $0.0256           $(0.0256)
Period ended 3/31/2000**....................................       1.00             0.0358            (0.0358)
INVESTOR B SHARES
Six months ended 9/30/2000 (unaudited)......................      $1.00            $0.0251           $(0.0251)
Period ended 3/31/2000**....................................       1.00             0.0192            (0.0192)

---------------

 +   Annualized.
 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
 * Fiscal year end changed to March 31. Prior to this, the fiscal year end was April 30.
 ** Treasury Reserves Trust Class, Adviser Class, Investor Class, Market Class, Daily Class, Service Class and Investor B Shares commenced operations on May 17, 1999, September 22, 1994, April 12, 1999, May 3, 1996, April 12,
     1999, May 17, 1999 and October 15, 1999, respectively.
 (a) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
 (b) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

                                                                            WITHOUT WAIVERS
                                                                            AND/OR EXPENSE
                                                                            REIMBURSEMENTS
                                                                            ---------------
                                            RATIO OF         RATIO OF          RATIO OF
                            NET ASSETS      OPERATING     NET INVESTMENT       OPERATING
  NET ASSET                   END OF       EXPENSES TO   INCOME (LOSS) TO     EXPENSES TO
    VALUE        TOTAL        PERIOD       AVERAGE NET     AVERAGE NET          AVERAGE
END OF PERIOD   RETURN++       (000)         ASSETS           ASSETS          NET ASSETS
-------------------------------------------------------------------------------------------
    $1.00         3.10%     $  965,995        0.20%+(a)(b)     6.12%+            0.27%+(a)
     1.00         5.15       1,026,684        0.20(a)(b)       5.06              0.28(a)
     1.00         4.72       1,382,688        0.20+(a)         4.99+             0.45+(a)
     1.00         5.55         246,058        0.20             5.41              0.45
     1.00         5.30         468,975        0.20             5.20              0.46
     1.00         5.71         304,342        0.20             5.50              0.51
     1.00         4.91         251,694        0.20             4.79              0.50

    $1.00         3.05%     $  410,610        0.30%+(a)(b)     6.02%+            0.37%+(a)
     1.00         4.45         506,339        0.30+(a)(b)      4.96              0.38+(a)

    $1.00         3.03%     $  418,441        0.35%+(a)(b)     5.97%+            1.17%+(a)
     1.00         5.00         364,761        0.35(a)(b)       4.91              1.18(a)
     1.00         4.58         304,387        0.35+(a)         4.84+             1.35+(a)
     1.00         5.38         743,410        0.35             5.26              1.35
     1.00         5.15          81,575        0.35             5.05              0.61
     1.00         5.57          11,804        0.35             5.35              0.66
     1.00         4.71             674        0.49             4.50              0.79

    $1.00         2.97%     $1,529,633        0.45%+(a)(b)     5.87%+            0.52%+(a)
     1.00         4.89       1,460,966        0.45(a)(b)       4.81              0.53(a)
     1.00         4.48         344,906        0.45+(a)         4.74+             0.70+(a)
     1.00         5.28         222,760        0.45             5.16              0.70
     1.00         5.06         154,256        0.45             4.95              0.71
     1.00         5.45         175,691        0.45             5.25              0.76
     1.00         3.11          55,762        0.45+            4.54+             0.75+

    $1.00         2.92%     $1,112,421        0.55%+(a)(b)     5.77%+            0.62%+(a)
     1.00         4.65         573,261        0.55+(a)(b)      4.71+             0.63+(a)

    $1.00         2.87%     $1,358,932        0.65%+(a)(b)     5.67%+            0.72%+(a)
     1.00         4.68       1,511,932        0.65(a)(b)       4.61              0.73(a)
     1.00         4.31       1,169,932        0.62+(a)         4.57+             0.90+(a)
     1.00         5.18         265,495        0.55             5.06              0.90
     1.00         4.92         123,396        0.55+            4.85+             0.81+

    $1.00         2.80%     $  941,023        0.80%+(a)(b)     5.52%+            0.87%+(a)
     1.00         4.40         847,775        0.80+(a)(b)      4.46+             0.88+(a)

    $1.00         2.59%     $  269,355        1.20%+(a)(b)     5.12%+            1.27%+(a)
     1.00         3.63         244,035        1.20+(a)(b)      4.06+             1.28+(a)

    $1.00         2.54%     $      133        1.30%+(a)(b)     5.02%+            1.37%+(a)
     1.00         1.94              80        1.30+(a)(b)      3.96+             1.38+(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

For a share outstanding throughout each period.

                                                                NET ASSET                           DIVIDENDS
                                                                  VALUE              NET             FROM NET
                                                                BEGINNING        INVESTMENT         INVESTMENT
                                                                OF PERIOD       INCOME/(LOSS)         INCOME
                                                                ----------------------------------------------
GOVERNMENT RESERVES
CAPITAL CLASS SHARES
Six months ended 9/30/2000 (unaudited)......................      $1.00            $0.0314           $(0.0314)
Year ended 3/31/2000........................................       1.00             0.0516            (0.0516)
Period ended 3/31/1999*.....................................       1.00             0.0468            (0.0468)
Year ended 4/30/1998........................................       1.00             0.0543            (0.0543)
Year ended 4/30/1997........................................       1.00             0.0520            (0.0520)
Year ended 4/30/1996........................................       1.00             0.0556            (0.0556)
Year ended 4/30/1995........................................       1.00             0.0463            (0.0463)
TRUST CLASS SHARES
Six months ended 9/30/2000 (unaudited)......................      $1.00            $0.0309           $(0.0309)
Period ended 3/31/2000**....................................       1.00             0.0448            (0.0448)
LIQUIDITY CLASS SHARES
Six months ended 9/30/2000 (unaudited)......................      $1.00            $0.0306           $(0.0306)
Year ended 3/31/2000........................................       1.00             0.0501            (0.0501)
Period ended 3/31/1999*.....................................       1.00             0.0454            (0.0454)
Year ended 4/30/1998........................................       1.00             0.0528            (0.0528)
Year ended 4/30/1997........................................       1.00             0.0505            (0.0505)
Year ended 4/30/1996........................................       1.00             0.0537            (0.0537)
Year ended 4/30/1995........................................       1.00             0.0453            (0.0453)
ADVISER CLASS SHARES
Six months ended 9/30/2000 (unaudited)......................      $1.00            $0.0301           $(0.0301)
Year ended 3/31/2000........................................       1.00             0.0491            (0.0491)
Period ended 3/31/1999*.....................................       1.00             0.0445            (0.0445)
Year ended 4/30/1998........................................       1.00             0.0518            (0.0518)
Year ended 4/30/1997........................................       1.00             0.0495            (0.0495)
Year ended 4/30/1996........................................       1.00             0.0527            (0.0527)
Period ended 4/30/1995**....................................       1.00             0.0299            (0.0299)
INVESTOR CLASS SHARES
Six months ended 9/30/2000 (unaudited)......................      $1.00            $0.0296           $(0.0296)
Period ended 3/31/2000**....................................       1.00             0.0467            (0.0467)
MARKET CLASS SHARES
Six months ended 9/30/2000 (unaudited)......................      $1.00            $0.0291           $(0.0291)
Year ended 3/31/2000........................................       1.00             0.0471            (0.0471)
Period ended 3/31/1999*.....................................       1.00             0.0431            (0.0431)
Year ended 4/30/1998........................................       1.00             0.0508            (0.0508)
Period ended 4/30/1997**....................................       1.00             0.0482            (0.0482)
DAILY CLASS SHARES
Six months ended 9/30/2000 (unaudited)......................      $1.00            $0.0284           $(0.0284)
Period ended 3/31/2000**....................................       1.00             0.0443            (0.0443)
SERVICE CLASS SHARES
Six months ended 9/30/2000 (unaudited)......................      $1.00            $0.0264           $(0.0264)
Period ended 3/31/2000**....................................       1.00             0.0348            (0.0348)
INVESTOR B SHARES
Six months ended 9/30/2000 (unaudited)......................      $1.00            $0.0259           $(0.0259)
Period ended 3/31/2000**....................................       1.00             0.0185            (0.0185)
INVESTOR C SHARES
Six months ended 9/30/2000 (unaudited)......................      $1.00            $0.0259           $(0.0259)
Period ended 3/31/2000**....................................       1.00             0.0126            (0.0126)

---------------

 +   Annualized.
 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
 * Fiscal year end changed to March 31. Prior to this, the fiscal year end was April 30.
 ** Government Reserves Trust Class, Adviser Class, Investor Class, Market Class, Daily Class, Service Class, Investor B and Investor C Shares commenced operations on May 17, 1999, September 22, 1994, April 12, 1999, May 3, 1996, April 12, 1999, June 8, 1999, November 2, 1999 and December 21, 1999, respectively.
 (a) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
 (b) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

                                                                            WITHOUT WAIVERS
                                                                            AND/OR EXPENSE
                                                                            REIMBURSEMENTS
                                                                            ---------------
                                            RATIO OF         RATIO OF          RATIO OF
                            NET ASSETS      OPERATING     NET INVESTMENT       OPERATING
  NET ASSET                   END OF       EXPENSES TO   INCOME (LOSS) TO     EXPENSES TO
    VALUE        TOTAL        PERIOD       AVERAGE NET     AVERAGE NET          AVERAGE
END OF PERIOD   RETURN++       (000)         ASSETS           ASSETS          NET ASSETS
-------------------------------------------------------------------------------------------
    $1.00         3.18%      $349,909         0.20%+(a)        6.26%+            0.28%+(a)
     1.00         5.28        381,336         0.20(a)(b)       5.26              0.29(a)
     1.00         4.78        229,561         0.20+(a)         5.05+             0.44+(a)
     1.00         5.57        190,607         0.20             5.43              0.45
     1.00         5.33        125,377         0.20(a)          5.22              0.49(a)
     1.00         5.71         58,121         0.20             5.48              0.53
     1.00         4.72              2         0.32             4.35              0.54

    $1.00         3.12%      $113,828         0.30%+(a)        6.16%+            0.38%+(a)
     1.00         4.57        125,504         0.30+(a)(b)      5.16+             0.39+(a)

    $1.00         3.10%      $414,173         0.35%+(a)        6.11%+            1.13%+(a)
     1.00         5.12        140,328         0.35(a)(b)       5.11              1.14(a)
     1.00         4.63         59,551         0.35+(a)         4.90+             1.29+(a)
     1.00         5.40         32,773         0.35             5.28              1.30
     1.00         5.19          6,482         0.35(a)          5.07              0.64(a)
     1.00         5.51            129         0.35             5.33              0.68
     1.00         4.59              2         0.40             4.27              0.62

    $1.00         3.05%      $396,706         0.45%+(a)        6.01%+            0.53%+(a)
     1.00         5.02        477,205         0.45(a)(b)       5.01              0.54(a)
     1.00         4.54         88,836         0.45+(a)         4.80+             0.69+(a)
     1.00         5.30         70,164         0.45             5.18              0.70
     1.00         5.07         24,845         0.45(a)          4.97              0.74(a)
     1.00         5.39        108,168         0.45             5.23              0.78
     1.00         3.04         99,246         0.57+            4.10+             0.79+

    $1.00         3.00%      $ 86,531         0.55%+(a)        5.91%+            0.63%+(a)
     1.00         4.77        111,741         0.55+(a)(b)      4.91+             0.64+(a)

    $1.00         2.95%      $466,000         0.65%+(a)        5.81%+            0.73%+(a)
     1.00         4.81        370,000         0.65(a)(b)       4.81              0.74(a)
     1.00         4.39        334,000         0.61+(a)         4.64+             0.89+(a)
     1.00         5.20        274,499         0.55             5.08              0.90
     1.00         4.93        218,499         0.55+(a)         4.87+             0.84+(a)

    $1.00         2.87%      $183,383         0.80%+(a)        5.66%+            0.88%+(a)
     1.00         4.52        171,521         0.80+(a)(b)      4.66+             0.89+(a)

    $1.00         2.66%      $ 19,000         1.20%+(a)        5.26%+            1.28%+(a)
     1.00         3.53         10,000         1.20+(a)(b)      4.26+             1.29+(a)

    $1.00         2.61%      $    116         1.30%+(a)        5.16%+            1.38%+(a)
     1.00         1.86            108         1.30+(a)(b)      4.16+             1.39+(a)

    $1.00         2.61%      $    148         1.30%+(a)        5.16%+            1.38%+(a)
     1.00         1.26            746         1.30+(a)(b)      4.16+             1.39+(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

For a share outstanding throughout each period.


                                                                NET ASSET                           DIVIDENDS
                                                                  VALUE              NET             FROM NET
                                                                BEGINNING        INVESTMENT         INVESTMENT
                                                                OF PERIOD       INCOME/(LOSS)         INCOME
                                                                ----------------------------------------------
MUNICIPAL RESERVES
CAPITAL CLASS SHARES
Six months ended 9/30/2000 (unaudited)......................      $1.00            $0.0205           $(0.0205)
Year ended 3/31/2000........................................       1.00             0.0329            (0.0329)
Period ended 3/31/1999*.....................................       1.00             0.0292            (0.0292)
Year ended 4/30/1998........................................       1.00             0.0353            (0.0353)
Year ended 4/30/1997........................................       1.00             0.0337            (0.0337)
Year ended 4/30/1996........................................       1.00             0.0362            (0.0362)
Year ended 4/30/1995........................................       1.00             0.0313            (0.0313)

TRUST CLASS SHARES
Six months ended 9/30/2000 (unaudited)......................      $1.00            $0.0200           $(0.0200)
Period ended 3/31/2000**....................................       1.00             0.0280            (0.0280)

LIQUIDITY CLASS SHARES
Six months ended 9/30/2000 (unaudited)......................      $1.00            $0.0198           $(0.0198)
Year ended 3/31/2000........................................       1.00             0.0314            (0.0314)
Period ended 3/31/1999*.....................................       1.00             0.0278            (0.0278)
Year ended 4/30/1998........................................       1.00             0.0341            (0.0341)
Year ended 4/30/1997........................................       1.00             0.0323            (0.0323)
Year ended 4/30/1996........................................       1.00             0.0347            (0.0347)
Year ended 4/30/1995........................................       1.00             0.0304            (0.0304)

ADVISER CLASS SHARES
Six months ended 9/30/2000 (unaudited)......................      $1.00            $0.0193           $(0.0193)
Year ended 3/31/2000........................................       1.00             0.0304            (0.0304)
Period ended 3/31/1999*.....................................       1.00             0.0270            (0.0270)
Year ended 4/30/1998........................................       1.00             0.0332            (0.0332)
Year ended 4/30/1997........................................       1.00             0.0313            (0.0313)
Year ended 4/30/1996........................................       1.00             0.0337            (0.0337)
Period ended 4/30/1995**....................................       1.00             0.0199            (0.0199)

INVESTOR CLASS SHARES
Six months ended 9/30/2000 (unaudited)......................      $1.00            $0.0188           $(0.0188)
Period ended 3/31/2000**....................................       1.00             0.0287            (0.0287)

MARKET CLASS SHARES
Six months ended 9/30/2000 (unaudited)......................      $1.00            $0.0183           $(0.0183)
Year ended 3/31/2000........................................       1.00             0.0284            (0.0284)
Period ended 3/31/1999*.....................................       1.00             0.0254            (0.0254)
Year ended 4/30/1998........................................       1.00             0.0318            (0.0318)
Period ended 4/30/1997**....................................       1.00             0.0301            (0.0301)

DAILY CLASS SHARES
Six months ended 9/30/2000 (unaudited)......................      $1.00            $0.0175           $(0.0175)
Period ended 3/31/2000**....................................       1.00             0.0262            (0.0262)

SERVICE CLASS SHARES
Six months ended 9/30/2000 (unaudited)......................      $1.00            $0.0155           $(0.0155)
Period ended 3/31/2000**....................................       1.00             0.0048            (0.0048)

INVESTOR B SHARES
Six months ended 9/30/2000 (unaudited)......................      $1.00            $0.0150           $(0.0150)
Period ended 3/31/2000**....................................       1.00             0.0062            (0.0062)

---------------

 +   Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 * Fiscal year end changed to March 31. Prior to this, the fiscal year end was April 30.

 ** Municipal Reserves Trust Class, Adviser Class, Investor Class, Market Class, Daily Class, Service Class and Investor B Shares commenced operations on May 17, 1999, September 22, 1994, April 12, 1999, May 3, 1996, April 12, 1999, January 21, 2000 and December 27, 1999, respectively.

 (b) The effect of interest expense on the operating expense ratio was 0.02%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

                                                                         WITHOUT WAIVERS
                                                                         AND/OR EXPENSE
                                                                         REIMBURSEMENTS
                                                                         ---------------
                                         RATIO OF         RATIO OF          RATIO OF
                           NET ASSETS    OPERATING     NET INVESTMENT       OPERATING
  NET ASSET                  END OF     EXPENSES TO   INCOME/(LOSS) TO     EXPENSES TO
    VALUE        TOTAL       PERIOD     AVERAGE NET     AVERAGE NET          AVERAGE
END OF PERIOD   RETURN++     (000)        ASSETS           ASSETS          NET ASSETS
----------------------------------------------------------------------------------------
    $1.00         2.07%     $160,080       0.20%+           4.08%+            0.29%+
     1.00         3.34       172,693       0.20             3.29              0.30
     1.00         2.96       134,268       0.20+            3.10+             0.48+
     1.00         3.61        74,251       0.20(b)          3.53              0.48
     1.00         3.44        59,701       0.20             3.38              0.52
     1.00         3.70        48,482       0.20             3.61              0.58
     1.00         3.19        32,353       0.23             3.36              0.59

    $1.00         2.02%     $417,555       0.30%+           3.98%+            0.39%+
     1.00         2.83       526,831       0.30+            3.19+             0.40+

    $1.00         1.99%     $ 59,689       0.35%+           3.93%+            1.14%+
     1.00         3.18        89,050       0.35             3.14              1.15
     1.00         2.81        68,393       0.35+            2.95+             1.33+
     1.00         3.43        53,074       0.35(b)          3.38              1.33
     1.00         3.29        54,677       0.35             3.23              0.67
     1.00         3.52         6,734       0.35             3.46              0.73
     1.00         3.09         2,591       0.33             3.26              0.69

    $1.00         1.94%     $ 99,061       0.45%+           3.83%+            0.54%+
     1.00         3.08        77,511       0.45             3.04              0.55
     1.00         2.73        55,434       0.45+            2.85+             0.73+
     1.00         3.34        29,936       0.45(b)          3.28              0.73
     1.00         3.19         7,296       0.45             3.13              0.77
     1.00         3.43        55,511       0.45             3.36              0.83
     1.00         2.02        64,123       0.48+            3.11+             0.84+

    $1.00         1.89%     $ 53,849       0.55%+           3.73%+            0.64%+
     1.00         2.90        64,782       0.55+            2.94+             0.65+

    $1.00         1.84%     $165,000       0.65%+           3.63%+            0.74%+
     1.00         2.87       149,000       0.65             2.84              0.75
     1.00         2.57       146,999       0.61+            2.69+             0.93+
     1.00         3.24        92,000       0.55(b)          3.18              0.93
     1.00         3.06        78,300       0.55+            3.03+             0.87+

    $1.00         1.76%     $464,015       0.80%+           3.48%+            0.89%+
     1.00         2.65       429,644       0.80+            2.69+             0.90+

    $1.00         1.56%     $  8,100       1.20%+           3.08%+            1.29%+
     1.00         0.48         1,000       1.20+            2.29+             1.30+

    $1.00         1.51%     $     92       1.30%+           2.98%+            1.39%+
     1.00         0.62            91       1.30+            2.19+             1.40+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

  FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period.


                                                          NET ASSET                           NET REALIZED AND       DIVIDENDS
                                                            VALUE              NET               UNREALIZED           FROM NET
                                                          BEGINNING        INVESTMENT          GAIN/(LOSS) ON        INVESTMENT
                                                          OF PERIOD       INCOME/(LOSS)         INVESTMENTS            INCOME
                                                          ---------------------------------------------------------------------
CALIFORNIA TAX-EXEMPT RESERVES
TRUST CLASS SHARES
Six months ended 9/30/2000 (unaudited)................      $1.00            $0.0173                    --            $(0.0173)
Period ended 3/31/2000**..............................       1.00             0.0239                    --             (0.0239)
ADVISER CLASS SHARES
Six months ended 9/30/2000 (unaudited)................      $1.00            $0.0166                    --            $(0.0166)
Period ended 3/31/2000................................       1.00             0.0232                    --             (0.0232)
Period ended 5/14/1999*...............................       1.00             0.0052                    --             (0.0052)
Year ended 2/28/1999..................................       1.00             0.0268                    --             (0.0268)
Year ended 2/28/1998..................................       1.00             0.0309                    --             (0.0309)
Year ended 2/28/1997..................................       1.00             0.0291                    --             (0.0291)
Year ended 2/29/1996..................................       1.00             0.0331              $ 0.0001             (0.0331)
INVESTOR CLASS SHARES
Six months ended 9/30/2000 (unaudited)................      $1.00            $0.0161                    --            $(0.0161)
Period ended 3/31/2000................................       1.00             0.0223                    --             (0.0223)
Period ended 5/14/1999*...............................       1.00             0.0051                    --             (0.0051)
Year ended 2/28/1999..................................       1.00             0.0261                    --             (0.0261)
Year ended 2/28/1998..................................       1.00             0.0302                    --             (0.0302)
Year ended 2/28/1997..................................       1.00             0.0284                    --             (0.0284)
Year ended 2/29/1996..................................       1.00             0.0324              $(0.0001)            (0.0324)
DAILY CLASS SHARES
Six months ended 9/30/2000 (unaudited)................      $1.00            $0.0148                    --            $(0.0148)
Period ended 3/31/2000................................       1.00             0.0201                    --             (0.0201)
Period ended 5/14/1999*...............................       1.00             0.0045                    --             (0.0045)
Year ended 2/28/1999..................................       1.00             0.0238                    --             (0.0238)
Year ended 2/28/1998..................................       1.00             0.0279                    --             (0.0279)
Period ended 2/28/1997**..............................       1.00             0.0107                    --             (0.0107)

---------------

 +  Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 * The financial information for the fiscal periods through May 14, 1999 reflect the financial information for the Pacific Horizon California Tax-Exempt Money Market Fund Horizon Service, S, X and Pacific Horizon Shares, which were reorganized into the California Tax-Exempt Reserves Adviser Class, Daily Class and Investor Class Shares, respectively, as of May 21, 1999. Prior to May 21, 1999, the Fund's investment adviser was Bank of America National Trust and Savings Association. Effective May 21, 1999, its investment adviser became Banc of America Advisors, Inc. and its investment sub-adviser became Banc of America Capital Management, Inc.

 ** California Tax-Exempt Reserves Trust Class and Daily Class Shares commenced operations on May 24, 1999 and October 2, 1996, respectively.

(a) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

                                                                         WITHOUT WAIVERS
                                                                         AND/OR EXPENSE
                                                                         REIMBURSEMENTS
                                                                         ---------------
                                         RATIO OF         RATIO OF          RATIO OF
                           NET ASSETS    OPERATING     NET INVESTMENT       OPERATING
  NET ASSET                  END OF     EXPENSES TO   INCOME/(LOSS) TO     EXPENSES TO
    VALUE        TOTAL       PERIOD     AVERAGE NET     AVERAGE NET          AVERAGE
END OF PERIOD   RETURN++     (000)        ASSETS           ASSETS          NET ASSETS
----------------------------------------------------------------------------------------
    $1.00         1.75%     $345,038       0.20%+           3.45%+            0.37%+
     1.00         2.41       394,837       0.30+            2.70+             0.38+

    $1.00         1.67%     $574,839       0.45%+           3.20%+            0.52%+
     1.00         2.32       360,319       0.45+            2.55+             0.53+
     1.00         0.52       636,000       0.50+            2.49+             0.52+
     1.00         2.71       709,000       0.49(a)          2.65              0.49(a)
     1.00         3.13       671,000       0.50(a)          3.06              0.50(a)
     1.00         2.95       472,000       0.50(a)          2.92              0.50(a)
     1.00         3.36       203,000       0.55(a)          3.43              0.55(a)

    $1.00         1.62%     $270,580       0.55%+           3.10%+            0.62%+
     1.00         2.23       284,041       0.55+            2.45+             0.63+
     1.00         0.50       503,000       0.58+            2.43+             0.62+
     1.00         2.64       539,000       0.56(a)          2.61              0.59(a)
     1.00         3.06       598,000       0.57(a)          3.01              0.60(a)
     1.00         2.88       493,000       0.57(a)          2.83              0.60(a)
     1.00         3.29       528,000       0.62(a)          3.35              0.63(a)

    $1.00         1.49%     $678,383       0.80%+           2.85%+            0.87%+
     1.00         2.01       699,689       0.80+            2.20+             0.88+
     1.00         0.45       334,000       0.80+            2.21+             0.82+
     1.00         2.41       336,000       0.79(a)          2.35              0.79(a)
     1.00         2.83       172,000       0.80(a)          2.80              0.80(a)
     1.00         1.09        29,000       0.80+(a)         2.66+             0.80+(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

  NOTES TO FINANCIAL STATEMENTS                                      (UNAUDITED)

Nations Reserves ("Reserves") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. At September 30, 2000, Reserves offered sixteen separate portfolios. These financial statements pertain only to the six money market portfolios of
Reserves: Nations Cash Reserves, Nations Money Market Reserves, Nations Treasury Reserves, Nations Government Reserves, Nations Municipal Reserves and Nations California Tax-Exempt Reserves (each, a "Portfolio" and collectively, the "Portfolios"). Financial Statements for the other portfolios of Reserves are presented under separate cover. The Portfolios currently offer ten classes of shares: Capital Class Shares, Trust Class Shares, Liquidity Class Shares, Adviser Class Shares, Investor Class Shares, Market Class Shares, Daily Class Shares, Service Class Shares, Investor B Shares and Investor C Shares. Shareholders of a Portfolio have equal voting rights on matters affecting all shareholders of the Portfolio. In addition, each class of shares of a Portfolio has exclusive voting rights on matters that relate solely to that class and separate voting rights on matters in which the interests of one class differ from the interests of any other class.

1.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolios in the preparation of their financial statements.

Securities valuation: Securities are valued on the basis of amortized cost, which approximates current market value. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or accretion premium, as long as the effect of fluctuating interest rates on the market value of the instrument is not significant. Restricted securities and certain other assets may be valued under procedures adopted by the Board of Trustees.

Repurchase agreements: Each Portfolio may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the obligation of the Portfolio to resell, the underlying debt obligation at an agreed-upon price and date, thereby determining the yield during the Portfolio's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio's holding period. The value of the collateral is at least equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. There would be a potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period the Portfolio seeks to assert its right. The Portfolios' investment adviser and sub-adviser, under the oversight of the Board of Trustees, monitor the value of collateral received as well as the creditworthiness of those banks and dealers with which the Portfolios enter into repurchase agreements to evaluate potential risks.

Reverse repurchase agreements: Cash Reserves, Treasury Reserves and Government Reserves may enter into reverse repurchase agreements with institutions that the Portfolios' investment sub-adviser has determined are creditworthy. Under the terms of a typical reverse repurchase agreement, a Portfolio sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Portfolio enters into a reverse repurchase agreement, it establishes a segregated account with its custodian bank in which it will maintain cash, U.S. Government securities or other appropriate liquid securities at least equal in value to the Portfolio's obligations arising under the reverse repurchase agreement. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Portfolio may decline below the price of the securities that the Portfolio is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund's use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. Securities subject to repurchase under reverse repurchase agreements are designated in the Statements of net assets.

At September 30, 2000, Treasury Reserves had no reverse repurchase agreements outstanding. The average daily balance of reverse repurchase agreements outstanding for Treasury Reserves during the six months ended September 30, 2000 was $1,222,858,394. Cash Reserves and Government Reserves did not enter into any

NATIONS RESERVES MONEY MARKET FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

reverse repurchase agreements during the six months ended September 30, 2000.

Securities transactions and investment income: Securities transactions are accounted for on trade date. Realized gains and losses are computed based on the specific identification of securities sold. Interest income, adjusted for accretion of discounts and amortization of premiums calculated ratably, is earned from settlement date and recorded on an accrual basis. Each Portfolio's investment income and realized and unrealized gains and losses are allocated among its share classes based upon the relative net assets of each class of shares.

Dividends and distributions to shareholders: It is the policy of each Portfolio to declare dividends from net investment income daily and to pay such dividends monthly. Each Portfolio will distribute net realized short-term capital gains annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions on a Portfolio level are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Federal income tax: Each Portfolio intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code of 1986, as amended, and by distributing substantially all of its earnings to its shareholders. Therefore, no provision is made for federal income or excise taxes.

Expenses: General expenses of Reserves are allocated to the Portfolios based upon their relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Portfolio or class of shares are charged to such Portfolio or class.

Cash flow information: Cash, as used in the Statement of cash flows, is the amount reported in the Statements of net assets and represents cash on hand at a Portfolio's custodian. Reserves issues and redeems shares, invests in securities, and distributes dividends from net investment income and net capital gains (which are either paid in cash or reinvested at the discretion of shareholders). These activities are reported in the Statements of changes in net assets. Information on cash payments is presented in the Statement of cash flows for Treasury Reserves.

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS

Reserves has entered into an investment advisory agreement (the "Investment Advisory Agreement") with Banc of America Advisors, Inc. ("BAAI"), a wholly-owned subsidiary of Bank of America, N.A. ("Bank of America"), which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware corporation, pursuant to which BAAI provides investment advisory services to the Portfolios. Under the terms of the Investment Advisory Agreement, BAAI is entitled to receive an advisory fee, calculated daily and payable monthly, at the maximum annual rate of 0.15% of each Portfolio's average daily net assets.

Reserves has entered into a sub-advisory agreement with BAAI and Banc of America Capital Management, Inc. ("BACAP"), a wholly-owned subsidiary of Bank of America, pursuant to which BACAP is entitled to receive a sub-advisory fee from BAAI at the maximum annual rate of 0.033% of each Portfolio's average daily net assets.

Stephens Inc. ("Stephens") and BAAI serve as co-administrators of Reserves. Under the co-administration agreements, Stephens and BAAI are currently entitled to receive a combined fee, computed daily and paid monthly, at the maximum annual rate of 0.10% of each Portfolio's average daily net assets. The Bank of New York ("BNY") serves as sub-administrator of Reserves pursuant to an agreement with BAAI. For the six months ended September 30, 2000, Stephens and BAAI earned 0.01% and 0.01%, respectively, of the Portfolio's average daily net assets for their co-administration services.

BAAI and/or the sub-adviser and Stephens may, from time to time, reduce their fees payable by each Portfolio. Effective August 1, 2000, BAAI and/or the sub-adviser and Stephens agreed to reimburse expenses and/or waive their fees until July 31, 2001 to the extent that total expenses (excluding shareholder servicing and distribution fees) exceed an annual rate of 0.20% of each Portfolio's average daily net assets.

BNY serves as the custodian of Reserves' assets. For the six months ended September 30, 2000, expenses of certain Portfolios were reduced by $27,534 under expense offset arrangements with BNY. The Portfolios could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if they had not entered into such

NATIONS RESERVES MONEY MARKET FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

arrangements. Municipal Reserves and California Tax-Exempt Reserves do not participate in the expense offset arrangements.

No officer, director or employee of Bank of America, BAAI or BACAP, or any affiliate thereof, receives any compensation from Reserves for serving as Trustee or Officer of Reserves.

PFPC Inc. ("PFPC") serves as the transfer agent for the Portfolios' shares. Bank of America serves as the sub-transfer agent for the Capital and Trust Class Shares of the Portfolios. Stephens serves as distributor of the Portfolios' shares.

Reserves eligible Trustees may participate in non-qualified deferred compensation and retirement plans which may be terminated at any time. All benefits provided under these plans are unfunded and any payments to plan participants are paid solely out of the Portfolios' assets. Income earned on each plan participant's deferral account is tied to the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, to the rate of return of the Nations Treasury Fund, a portfolio of Nations Fund, Inc., another registered investment company in the Nations Funds family. The expense for the deferred compensation and retirement plans is included in "Trustees' fees and expenses" in the Statements of operations.

Certain other affiliated Nations Funds have made daily investments of cash balances in Cash Reserves, pursuant to an exemptive order received from the Securities and Exchange Commission. At September 30, 2000, approximately 0.03% of the net assets of the Cash Reserves was held by other affiliated Nations Funds.

3.  SHAREHOLDER SERVICING AND DISTRIBUTION PLANS

Reserves has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act for Liquidity Class Shares ("Liquidity Class Shares Plan"), Market Class Shares ("Market Class Shares Plan"), Daily Class Shares ("Daily Class Shares Plan"), Investor Class Shares ("Investor Class Shares Plan"), Investor B Shares ("Investor B Shares Plan"), Investor C Shares ("Investor C Shares Plan") and Service Class Shares ("Service Class Shares Plan") of the Portfolios. Under the Liquidity Class Shares Plan, Reserves may reimburse Stephens for actual expenses incurred by Stephens in connection with its distribution efforts up to 0.30% of the average daily net assets of the Liquidity Class Shares of the Portfolios. Under the Market Class Shares Plan, Reserves may compensate or reimburse Stephens for distribution activities or expenses up to 0.20% of the average daily net assets of the Market Class Shares of the Portfolios. Under the Daily Class Shares Plan, Reserves may reimburse Stephens for actual expenses incurred by Stephens in connection with its distribution efforts up to 0.35% of the average daily net assets of the Daily Class Shares of the Portfolios. Under the Investor Class Shares Plan, Reserves may reimburse Stephens for actual expenses incurred by Stephens in connection with its distribution efforts up to 0.10% of the average daily net assets of the Investor Class Shares of the Portfolios. Under the Investor B Shares Plan, Investor C Shares Plan and Service Class Shares Plan, Reserves may reimburse Stephens for actual expenses incurred by Stephens in connection with its distribution efforts up to 0.75% of the average daily net assets of the Service Class Shares, Investor B Shares, Investor C Shares of the Portfolios, respectively.

Currently, Reserves is not reimbursing Stephens for distribution expenses for Liquidity Class Shares. Unreimbursed expenses incurred by Stephens in a given year may not be recovered by Stephens in subsequent years.

In addition, the Liquidity Class Shares Plan permits Reserves to pay Stephens an annual fee of up to 0.30% of the average daily net assets of the Liquidity Class Shares of the Cash Reserves, Money Market Reserves, Government Reserves, Municipal Reserves and California Tax-Exempt Reserves and 0.35% of the average daily net assets of Treasury Reserves. Stephens may use this fee to compensate certain financial institutions, with which it has entered into servicing and/or distribution agreements, that provide administrative and/or distribution services to Liquidity Class shareholders. Currently, Reserves is not compensating Stephens for providing such services.

Reserves also has adopted shareholder servicing plans ("Servicing Plans") for the Liquidity, Adviser, Market, Daily, Investor, Investor B, Investor C and Service Class Shares of the Portfolios. Under the Servicing Plans, a Portfolio may pay servicing agents that have entered into a shareholder servicing agreement with Reserves for certain shareholder support services that are provided by the servicing agents to holders of the classes' shares. Payments under the Servicing Plans will not exceed 0.25%, on an annualized basis, of the average daily net assets of the classes' shares and are charged as expenses of each Portfolio directly to the applicable class.

Reserves also has adopted shareholder administration plans ("Administration Plans") for the Investor B,

NATIONS RESERVES MONEY MARKET FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

Investor C and Trust Class Shares of the Portfolios. Under the Administration Plans, a Portfolio may pay servicing agents that have entered into a shareholder servicing agreement with Reserves for certain shareholder support services that are provided by the servicing agents to holders of the classes' shares. Payments under the Administration Plans will not exceed 0.10%, on an annualized basis, of the average daily net assets of the classes' shares and are charged as expenses of each Portfolio directly to the applicable class. At September 30, 2000, the rates in effect and plan limits, as a percentage of average daily net assets, were as follows:

                                       CURRENT    PLAN
                                        RATE      LIMIT
-------------------------------------------------------
DISTRIBUTION PLAN:
 Liquidity Class:
  Treasury Reserves..................   0.00%     0.65%
  Other Funds........................   0.00%     0.60%
 Investor Class......................   0.10%     0.10%
 Market Class........................   0.20%     0.20%
 Daily Class.........................   0.35%     0.35%
 Service Class, Investor B and
   Investor C Shares.................   0.75%     0.75%
SHAREHOLDER SERVICING PLAN:
 Liquidity Class.....................   0.15%     0.25%
 Adviser, Investor, Market, Daily,
   Service Class, Investor B and
   Investor C Shares.................   0.25%     0.25%
SHAREHOLDER ADMINISTRATION PLAN:
 Trust Class, Investor B and Investor
   C Shares..........................   0.10%     0.10%

A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of Bank of America and BAAI.

4.  SHARES OF BENEFICIAL INTEREST

At September 30, 2000, an unlimited number of shares of beneficial interest without par value was authorized for Reserves. Reserves' Declaration of Trust authorizes the Board of Trustees to classify or reclassify any authorized, but unissued shares into one or more additional classes or series of shares. See Schedules of capital stock activity.

5.  RESTRICTED SECURITIES

Certain securities may be subject to legal restrictions and may be difficult to sell. No Portfolio will invest more than 10% of the value of its net assets in securities that are considered illiquid.

The following securities are considered both illiquid and restricted as to resale. Accordingly, they are valued at their fair value under procedures adopted by the Board of Trustees.

NATIONS RESERVES MONEY MARKET FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

CASH RESERVES

                                                                                       FAIR      PERCENTAGE    HISTORICAL
                                                            PAR VALUE     VALUE       VALUE        OF NET         COST
                                             ACQUISITION     9/30/00     PER UNIT    9/30/00       ASSETS       9/30/00
SECURITY                                        DATE          (000)      9/30/00      (000)       9/30/00        (000)
-------------------------------------------------------------------------------------------------------------------------
Allstate Life Insurance Company
  6.714%+ 10/01/00++.......................   11/01/99      $ 25,000      $1.00      $ 25,000       0.1%        $ 25,000
  6.714%+ 10/01/00++.......................   12/01/99        25,000       1.00        25,000       0.1           25,000
First Allmerica Financial Life Insurance
  Company:
  6.960%+ 10/02/00++.......................   02/25/99        50,000       1.00        50,000       0.1           50,000
  6.770%+ 11/15/00++.......................   05/14/98        50,000       1.00        50,000       0.1           50,000
  6.780%+ 12/22/00++.......................   09/22/98        50,000       1.00        50,000       0.1           50,000
GE Life and Annuity Assurance Company:
  6.599%+ 10/01/00++.......................   02/28/99        25,000       1.00        25,000       0.1           25,000
  6.599%+ 10/01/00++.......................   09/01/00        50,000       1.00        50,000       0.1           50,000
Goldman Sachs Group, Inc.:
  6.740% 10/10/00..........................   07/11/00       250,000       1.00       250,000       0.6          250,000
  6.990% 12/11/00..........................   06/13/00       400,000       1.00       400,000       0.9          400,000
  6.840% 02/15/01..........................   08/16/00       200,000       1.00       200,000       0.5          200,000
  6.800% 02/27/01..........................   09/01/00       150,000       1.00       150,000       0.4          150,000
  6.830% 06/04/01..........................   09/07/00       150,000       1.00       150,000       0.4          150,000
Jackson National Life Insurance Company:
  6.750%+ 10/02/00++.......................   06/14/96        50,000       1.00        50,000       0.1           50,000
  6.880%+ 10/02/00++.......................   12/27/99        50,000       1.00        50,000       0.1           50,000
New York Life Insurance Company:
  6.899%+ 11/15/00.........................   11/15/99       150,000       1.00       150,000       0.4          150,000
Security Life of Denver Insurance Company:
  6.879%+ 10/26/00++.......................   07/26/00        60,000       1.00        60,000       0.1           60,000
Transamerica Occidental Life Insurance
  Company:
  6.870%+ 10/02/00++.......................   07/31/00       117,000       1.00       117,000       0.3          117,000
  6.880%+ 10/02/00++.......................   07/31/00       125,000       1.00       125,000       0.3          125,000
  6.840%+ 11/01/00++.......................   07/31/00        20,000       1.00        20,000       0.0*          20,000

---------------

 * Amount represents less than 0.1%.

 + Floating rate security. The interest rate shown reflects the rate in effect at September 30, 2000.

++ Reset date.

MONEY MARKET RESERVES

                                                                                       FAIR      PERCENTAGE    HISTORICAL
                                                            PAR VALUE     VALUE       VALUE        OF NET         COST
                                             ACQUISITION     9/30/00     PER UNIT    9/30/00       ASSETS       9/30/00
SECURITY                                        DATE          (000)      9/30/00      (000)       9/30/00        (000)
-------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.:
  6.840% 02/15/01..........................   08/16/00      $ 25,000      $1.00      $ 25,000       0.4%        $ 25,000
  6.800% 02/27/01..........................   09/01/00        25,000       1.00        25,000       0.4           25,000
  6.830% 06/04/01..........................   09/07/00        75,000       1.00        75,000       1.1           75,000

NATIONS RESERVES MONEY MARKET FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

MUNICIPAL RESERVES

                                                                                       FAIR      PERCENTAGE    HISTORICAL
                                                            PAR VALUE     VALUE       VALUE        OF NET         COST
                                             ACQUISITION     9/30/00     PER UNIT    9/30/00       ASSETS       9/30/00
SECURITY                                        DATE          (000)      9/30/00      (000)       9/30/00        (000)
-------------------------------------------------------------------------------------------------------------------------
Bristol, Tennessee Health and Education
  Facilities Revenue, Series 1995A, (FGIC
  Insured, Citibank SBPA),
  5.650%+ 02/28/14.........................   05/18/98      $  8,500      $1.00      $  8,500       0.6%        $  8,500
Intermountain Power Agency Municipal Trust
  Receipts Power Supply Revenue, Series
  1996CMC-4, (FSA Insured, Chase Manhattan
  SBPA),
  5.650%+ 07/01/03.........................   05/18/98         9,900       1.00         9,900       0.7            9,900
Memphis, Tennessee Center City Revenue
  Finance Corporation Multi-Family Housing
  Revenue, (Riverset Apartments Project)
  Series 1998PT-1019, (Merrill Lynch
  Guarantee, Merrill Lynch SBPA),
  5.820%+ 10/01/19.........................   02/02/00         7,420       1.00         7,420       0.5            7,420
New York State Dormitory Authority Revenue,
  Series 1998PT-1066, (AMBAC Insured,
  Merrill Lynch SBPA),
  4.550%+ 07/01/23.........................   04/18/00        38,990       1.00        38,990       2.7           38,990
Palm Beach County, Florida Multi-Family
  Housing Finance Authority, Revenue,
  (Clear Lake Colony Apartments Project)
  Series 2000PA-1240, (Merrill Lynch
  Guarantee, Merrill Lynch SBPA),
  5.770%+ 09/15/02.........................   09/01/00         8,160       1.00         8,160       0.6            8,160
South Carolina Jobs Economic Development
  Authority Revenue, (St Francis
  Hospital -- Bon Secours Project) Series
  1999PT-328, (Merrill Lynch Guarantee,
  Merrill Lynch SBPA),
  5.770%+ 01/01/01.........................   02/03/00        30,000       1.00        30,000       2.1           30,000
Virginia Beach, Virginia Development
  Authority Multi-Family Housing Revenue,
  (Briarwood Apartments Project) Series
  1999PT-1146, (Merrill Lynch Guarantee,
  Merrill Lynch SBPA),
  5.770%+ 04/01/23.........................   10/15/99        13,080       1.00        13,080       0.9           13,080

---------------

+ Variable rate demand note. The interest rate shown reflects the rate in effect at September 30, 2000.

CALIFORNIA TAX-EXEMPT RESERVES

                                                                                       FAIR      PERCENTAGE    HISTORICAL
                                                            PAR VALUE     VALUE       VALUE        OF NET         COST
                                             ACQUISITION     9/30/00     PER UNIT    9/30/00       ASSETS       9/30/00
SECURITY                                        DATE          (000)      9/30/00      (000)       9/30/00        (000)
-------------------------------------------------------------------------------------------------------------------------
California GO,
  4.820%+ 04/01/04.........................   07/17/00      $ 15,100      $1.00      $ 15,100       0.8%        $ 15,100

---------------

+ Variable rate demand note. The interest rate shown reflects the rate in effect at September 30, 2000.

NATIONS RESERVES MONEY MARKET FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

6. LINES OF CREDIT

Reserves participates with other Nations Funds in an uncommitted line of credit provided by BNY under a line of credit agreement (the "Agreement"). Advances under the Agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at a specified Federal Funds rate plus 0.50% on an annualized basis. Each participating Portfolio maintains a ratio of no less than 4 to 1 net assets (not including amounts borrowed pursuant to the Agreement) to aggregate amount of indebtedness pursuant to the Agreement.

For the six months ended September 30, 2000, borrowings by the Portfolios under the Agreement were as follows:

                                     AVERAGE
                                     AMOUNT      AVERAGE
                                   OUTSTANDING   INTEREST
PORTFOLIO                             (000)        RATE
---------------------------------------------------------
Cash Reserves....................    $1,007        6.81%
Money Market Reserves............       422        6.94
Treasury Reserves................        74        6.98

The average amount outstanding was calculated based on daily balances during the period.

Reserves also participates with other Nations Funds in a committed line of credit provided by BNY. Interest on borrowings under the committed line is payable at a specified Federal Funds rate plus 0.50% on an annualized basis. A facility fee of 0.09% per annum of the total amounts available under the line of credit is charged, of which each Portfolio pays its pro rata share. This fee is paid quarterly in arrears. Each participating Portfolio is required to maintain an asset coverage ratio of at least 300% under the terms of the arrangement. For the six months ended September 30, 2000, there were no borrowings by the Portfolios under the committed line of credit.

7.  CAPITAL LOSS CARRYFORWARD

At March 31, 2000, the Portfolios had available for federal income tax purposes the following unused capital losses expiring March 31:

                                                              2001     2002    2003    2004    2005    2006    2007    2008
                                                              (000)   (000)    (000)   (000)   (000)   (000)   (000)   (000)
                                                              --------------------------------------------------------------
Cash Reserves...............................................    --    $2,581     --      --      --      --     $17      --
Treasury Reserves...........................................   $11         9    $ 3     $39     $54     $26       2      --
Government Reserves.........................................    --       607     --      --      --      20      36      --
Municipal Reserves..........................................    66        19     38      31      15      18       1      --
California Tax-Exempt Reserves..............................    --        --      4      --      52      --*     --     $87

---------------
* Amount represents less than $500.

At March 31, 2000, the following Portfolios utilized capital losses during the period as follows:

                                              CAPITAL
                                          LOSSES UTILIZED
PORTFOLIO                                      (000)
---------------------------------------------------------
Cash Reserves.........................          $ 2
Money Market Reserves.................           13
Treasury Reserves.....................            2
Municipal Reserves....................            5

Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended March 31, 2000, the following Portfolios elected to defer losses occurring between November 1, 1999 and March 31, 2000, under these rules:

                                           POST-OCTOBER
                                          CAPITAL LOSSES
                                             DEFERRED
PORTFOLIO                                      (000)
---------------------------------------------------------
Cash Reserves.........................          $3
Government Reserves...................           4

NATIONS RESERVES MONEY MARKET FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

8.  REORGANIZATIONS

ACQUISITION OF THE PACIFIC HORIZON FUNDS

On May 14, 1999, certain Funds, as listed below (each an "Acquiring Fund"), acquired the assets and liabilities of the Pacific Horizon Funds, also listed below (each an "Acquired Fund"), in a tax-free reorganization in exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by each Acquired Fund's shareholders. The number and value of shares issued by the Acquiring Fund are presented in the Schedules of capital stock activity. Net assets and unrealized appreciation as of the reorganization date were as follows:

                                                                                                   TOTAL NET ASSETS OF
                                                       TOTAL NET ASSETS OF   TOTAL NET ASSETS OF     ACQUIRING FUND
                                                          ACQUIRED FUND        ACQUIRING FUND       AFTER ACQUISITION
ACQUIRING FUND       ACQUIRED FUND                            (000)                 (000)                 (000)
----------------------------------------------------------------------------------------------------------------------
Cash Reserves        Pacific Horizon Prime Fund            $13,963,107           $9,973,934            $23,937,041
Treasury Reserves    Pacific Horizon Treasury Fund           3,144,071            2,533,049              5,677,120
Government Reserves  Pacific Horizon Government Fund           471,810              759,789              1,231,599
Government Reserves  Pacific Horizon Treasury Only
                     Fund                                      423,864              759,789              1,183,653
Municipal Reserves   Horizon Tax Exempt Fund                   754,048              380,361              1,134,409

On May 21, 1999, California Tax-Exempt Reserves, a newly established portfolio, acquired the assets and liabilities of the Pacific Horizon California Tax-Exempt Money Market Fund pursuant to a plan of reorganization approved by its shareholders. The acquisition was accomplished by a tax-free exchange of shares of California Tax-Exempt Reserves in an amount equal to the outstanding shares of the Pacific Horizon California Tax-Exempt Money Market Fund. The financial statements of the California Tax-Exempt Reserves reflect the historical financial results of the Pacific Horizon California Tax-Exempt Money Market Fund prior to the reorganization.

PACIFIC HORIZON FUND SHARE CLASS    CORRESPONDING RESERVES SHARE CLASS
--------------------------------------------------------------------------
California Tax-Exempt Money Market  Nations California Tax-Exempt Reserves
  Horizon Service Shares            Adviser Class Shares
  Pacific Horizon Shares            Investor Class Shares
  S Shares                          Daily Class Shares
  X Shares                          Daily Class Shares

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

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

               P.O. Box 34602
               Charlotte, NC 28254-4602
               Toll free 1.800.626.2275 (Institutional Investors)
               Toll free 1.800.321.7854 (Individual Investors)

NATIONS FUNDS








RESERVESSAR (9/00)